UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2025

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

(a)

Performance Trust Total Return Bond Fund
Institutional Class | PTIAX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Performance Trust Total Return Bond Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$36	0.73%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$9,163,270,865
Number of Holdings	1,681
Net Advisory Fee	$25,643,582
Portfolio Turnover	13%
Average Credit Quality	A+
Effective Duration	6.50 years
30-Day SEC Yield	5.98%
30-Day SEC Yield Unsubsidized	5.98%
Weighted Average Life	11.86 years
Distribution Yield	4.32%
Performance Trust Total Return Bond Fund	PAGE 1	TSR-SAR-89833W394

WHAT DID THE FUND INVEST IN?  (% of net assets as of  February 28, 2025)

Top 10 Issuers
United States Treasury Notes/Bonds	6.3%
United States Treasury Strip Principal	5.9%
Freddie Mac Multifamily Structured Pass Through Certificates	4.2%
Benchmark Mortgage Trust	2.5%
Wells Fargo Commercial Mortgage Trust	2.4%
BBCMS Trust	2.3%
Westlake Automobile Receivables Trust	2.0%
BANK	1.9%
GLS Auto Receivables Trust	1.9%
Santander Consumer USA Holdings, Inc.	1.7%

Top Sectors
Mortgage Securities	26.7%
Asset Backed Securities	21.6%
US Municipal	21.6%
Government	12.1%
Financials*	6.3%
Consumer Discretionary*	4.6%
Healthcare*	2.5%
Industrials*	1.5%
Information Technology*	0.6%
Cash & Other	2.5%

Credit Breakdown**
AAA	38.8%
AA	25.6%
A	13.9%
BBB	10.5%
BB	5.8%
B	1.0%
CCC	0.9%
CC	0.0%
C	0.5%
D	0.0%
Not Rated	3.0%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-738-9095, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Total Return Bond Fund	PAGE 2	TSR-SAR-89833W394

Performance Trust Total Return Bond Fund
Class A | PTAOX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Performance Trust Total Return Bond Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$49	0.99%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$9,163,270,865
Number of Holdings	1,681
Net Advisory Fee	$25,643,582
Portfolio Turnover	13%
Average Credit Quality	A+
Effective Duration	6.50 years
30-Day SEC Yield	5.60%
30-Day SEC Yield Unsubsidized	5.60%
Weighted Average Life	11.86 years
Distribution Yield	3.96%
Performance Trust Total Return Bond Fund	PAGE 1	TSR-SAR-89833W121

WHAT DID THE FUND INVEST IN?  (% of net assets as of  February 28, 2025)

Top 10 Issuers
United States Treasury Notes/Bonds	6.3%
United States Treasury Strip Principal	5.9%
Freddie Mac Multifamily Structured Pass Through Certificates	4.2%
Benchmark Mortgage Trust	2.5%
Wells Fargo Commercial Mortgage Trust	2.4%
BBCMS Trust	2.3%
Westlake Automobile Receivables Trust	2.0%
BANK	1.9%
GLS Auto Receivables Trust	1.9%
Santander Consumer USA Holdings, Inc.	1.7%

Top Sectors
Mortgage Securities	26.7%
Asset Backed Securities	21.6%
US Municipal	21.6%
Government	12.1%
Financials*	6.3%
Consumer Discretionary*	4.6%
Healthcare*	2.5%
Industrials*	1.5%
Information Technology*	0.6%
Cash & Other	2.5%

Credit Breakdown**
AAA	38.8%
AA	25.6%
A	13.9%
BBB	10.5%
BB	5.8%
B	1.0%
CCC	0.9%
CC	0.0%
C	0.5%
D	0.0%
Not Rated	3.0%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-738-9095, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Total Return Bond Fund	PAGE 2	TSR-SAR-89833W121

Performance Trust Total Return Bond Fund
Class C | PTCOX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Performance Trust Total Return Bond Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$86	1.73%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$9,163,270,865
Number of Holdings	1,681
Net Advisory Fee	$25,643,582
Portfolio Turnover	13%
Average Credit Quality	A+
Effective Duration	6.50 years
30-Day SEC Yield	4.99%
30-Day SEC Yield Unsubsidized	4.99%
Weighted Average Life	11.86 years
Distribution Yield	3.23%
Performance Trust Total Return Bond Fund	PAGE 1	TSR-SAR-89833W113

WHAT DID THE FUND INVEST IN?  (% of net assets as of  February 28, 2025)

Top 10 Issuers
United States Treasury Notes/Bonds	6.3%
United States Treasury Strip Principal	5.9%
Freddie Mac Multifamily Structured Pass Through Certificates	4.2%
Benchmark Mortgage Trust	2.5%
Wells Fargo Commercial Mortgage Trust	2.4%
BBCMS Trust	2.3%
Westlake Automobile Receivables Trust	2.0%
BANK	1.9%
GLS Auto Receivables Trust	1.9%
Santander Consumer USA Holdings, Inc.	1.7%

Top Sectors
Mortgage Securities	26.7%
Asset Backed Securities	21.6%
US Municipal	21.6%
Government	12.1%
Financials*	6.3%
Consumer Discretionary*	4.6%
Healthcare*	2.5%
Industrials*	1.5%
Information Technology*	0.6%
Cash & Other	2.5%

Credit Breakdown**
AAA	38.8%
AA	25.6%
A	13.9%
BBB	10.5%
BB	5.8%
B	1.0%
CCC	0.9%
CC	0.0%
C	0.5%
D	0.0%
Not Rated	3.0%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-738-9095, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Total Return Bond Fund	PAGE 2	TSR-SAR-89833W113

Performance Trust Municipal Bond Fund
Institutional Class | PTIMX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Performance Trust Municipal Bond Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$24	0.49%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$726,593,236
Number of Holdings	241
Net Advisory Fee	$1,447,532
Portfolio Turnover	24%
Average Credit Quality	AA-
Effective Duration	7.90 years
30-Day SEC Yield	4.22%
30-Day SEC Yield Unsubsidized	4.22%
Weighted Average Life	9.68 years
Distribution Yield	3.69%
Performance Trust Municipal Bond Fund	PAGE 1	TSR-SAR-89833W170

WHAT DID THE FUND INVEST IN?  (% of net assets as of  February 28, 2025)

Top 10 Issuers
First American Government Obligations Fund	5.3%
Freddie Mac Multifamily ML Certificates	4.7%
Poway Unified School District	2.1%
San Diego Unified School District	2.1%
Denver City & County School District No. 1	2.1%
Greater Clark Building Corp.	2.1%
City & County of Denver, CO Airport System Revenue	1.9%
University of North Carolina at Chapel Hill	1.9%
Southeast Energy Authority A Cooperative District	1.7%
City of San Antonio, TX Electric & Gas Systems Revenue	1.7%

Top Sectors
US Municipal	94.9%
Mortgage Securities	0.6%
Financials*	0.4%
Consumer Discretionary*	0.2%
Cash & Other	3.9%

Credit Breakdown**
AAA	20.5%
AA	55.9%
A	15.1%
BBB	3.3%
BB	0.6%
B	0.0%
CCC	0.0%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	4.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-738-9095, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Municipal Bond Fund	PAGE 2	TSR-SAR-89833W170

Performance Trust Municipal Bond Fund
Class A | PTRMX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Performance Trust Municipal Bond Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$37	0.74%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$726,593,236
Number of Holdings	241
Net Advisory Fee	$1,447,532
Portfolio Turnover	24%
Average Credit Quality	AA-
Effective Duration	7.90 years
30-Day SEC Yield	3.88%
30-Day SEC Yield Unsubsidized	3.88%
Weighted Average Life	9.68 years
Distribution Yield	3.27%
Performance Trust Municipal Bond Fund	PAGE 1	TSR-SAR-89833W162

WHAT DID THE FUND INVEST IN?  (% of net assets as of  February 28, 2025)

Top 10 Issuers
First American Government Obligations Fund	5.3%
Freddie Mac Multifamily ML Certificates	4.7%
Poway Unified School District	2.1%
San Diego Unified School District	2.1%
Denver City & County School District No. 1	2.1%
Greater Clark Building Corp.	2.1%
City & County of Denver, CO Airport System Revenue	1.9%
University of North Carolina at Chapel Hill	1.9%
Southeast Energy Authority A Cooperative District	1.7%
City of San Antonio, TX Electric & Gas Systems Revenue	1.7%

Top Sectors
US Municipal	94.9%
Mortgage Securities	0.6%
Financials*	0.4%
Consumer Discretionary*	0.2%
Cash & Other	3.9%

Credit Breakdown**
AAA	20.5%
AA	55.9%
A	15.1%
BBB	3.3%
BB	0.6%
B	0.0%
CCC	0.0%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	4.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-738-9095, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Municipal Bond Fund	PAGE 2	TSR-SAR-89833W162

Performance Trust Multisector Bond Fund
Institutional Class | PTCRX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Performance Trust Multisector Bond Fund (the “Fund”) for the period of  September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$50	0.99%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$250,927,654
Number of Holdings	201
Net Advisory Fee	$675,789
Portfolio Turnover	7%
Average Credit Quality	BBB+
Effective Duration	4.32 years
30-Day SEC Yield	5.77%
30-Day SEC Yield Unsubsidized	5.77%
Weighted Average Life	9.13 years
Distribution Yield	5.47%
Performance Trust Multisector Bond Fund	PAGE 1	TSR-SAR-89834E195

WHAT DID THE FUND INVEST IN?  (% of net assets as of  February 28, 2025)

Top 10 Issuers
First American Government Obligations Fund	14.3%
United States Treasury Bill	8.0%
United States Treasury Notes/Bonds	6.0%
Wells Fargo Commercial Mortgage Trust	2.8%
BANK	2.6%
BBCMS Trust	2.6%
United States Treasury Strip Principal	2.3%
Freddie Mac Multifamily Structured Pass Through Certificates	2.3%
ARES CLO	1.9%
Morgan Stanley Capital I, Inc.	1.9%

Top Sectors
Mortgage Securities	22.6%
Asset Backed Securities	16.2%
Consumer Discretionary*	11.3%
Financials*	10.5%
Government	8.3%
US Municipal	7.5%
Industrials*	4.8%
Healthcare*	2.5%
Materials*	1.9%
Cash & Other	14.4%

Credit Breakdown**
AAA	27.9%
AA	5.8%
A	9.7%
BBB	24.0%
BB	23.0%
B	4.8%
CCC	0.9%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	3.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-738-9095, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Multisector Bond Fund	PAGE 2	TSR-SAR-89834E195

Performance Trust Short Term Bond ETF
STBF(Principal U.S. Listing Exchange:CBOE)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Performance Trust Short Term Bond ETF (the “Fund”) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Performance Trust Short Term Bond ETF	$33	0.65%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$14,734,764
Number of Holdings	64
Net Advisory Fee	$43,526
Portfolio Turnover	23%
Average Credit Quality	A+
Effective Duration	2.65 years
30-Day SEC Yield	8.29%
30-Day SEC Yield Unsubsidized	8.29%
Weighted Average Life	4.75 years
Performance Trust Short Term Bond ETF	PAGE 1	TSR-SAR-89834G570

WHAT DID THE FUND INVEST IN?  (% of net assets as of  February 28, 2025)

Top 10 Issuers
Freddie Mac Multifamily Structured Pass Through Certificates	9.9%
BANK5	9.5%
United States Treasury Notes/Bonds	5.2%
Computershare Corporate Trust	4.6%
Westlake Automobile Receivables Trust	4.5%
GLS Auto Receivables Trust	3.4%
ARES CLO	3.4%
United States Treasury Strip Principal	3.3%
Madison Park Funding Ltd.	3.2%
Santander Consumer USA Holdings, Inc.	3.1%

Top Sectors
Asset Backed Securities	40.3%
Mortgage Securities	36.1%
Government	8.5%
Financials*	5.4%
Industrials*	3.3%
Healthcare*	2.5%
US Municipal	1.7%
Communications*	1.3%
Cash & Other	0.9%

Credit Breakdown**
AAA	39.8%
AA	22.2%
A	10.6%
BBB	16.9%
BB	7.3%
B	1.7%
CCC	0.0%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	1.6%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Short Term Bond ETF	PAGE 2	TSR-SAR-89834G570

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

PERFORMANCE TRUST FUNDS
Performance Trust Total Return Bond Fund
Performance Trust Municipal Bond Fund
Performance Trust Multisector Bond Fund
Performance Trust Short Term Bond ETF
Semi-Annual Financial Statements and Additional Information
February 28, 2025

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

	Par	Value
MUNICIPAL BONDS - 21.4%
Alabama - 0.0%(a)
Baldwin County Public Building Authority, 2.00%, 03/01/2046	$1,260,000	$800,661
California - 5.2%
Acton-Agua Dulce Unified School District, 0.00%, 05/01/2039	5,550,000	3,136,148
Alameda Corridor Transportation Authority, 0.00%, 10/01/2038	2,050,000	1,032,315
Alameda County Joint Powers Authority, 7.05%, 12/01/2044	31,000,000	35,881,223
Alvord Unified School District, 0.00%, 08/01/2046	2,105,000	2,491,873
Bakersfield City School District, 0.00%, 05/01/2047	9,765,000	7,527,093
Bay Area Toll Authority
6.92%, 04/01/2040	7,180,000	8,198,033
6.26%, 04/01/2049	12,010,000	13,171,144
7.04%, 04/01/2050	3,455,000	4,133,699
6.91%, 10/01/2050	6,850,000	8,109,059
California Infrastructure & Economic Development Bank
8.00%, 01/01/2050(b)(c)	9,000,000	9,296,401
9.50%, 01/01/2065(b)(c)	4,615,000	4,684,093
Campbell Union School District, 0.00%, 08/01/2040	4,600,000	2,535,841
City of Fresno, CA Water System Revenue, 6.75%, 06/01/2040	1,895,000	2,103,440
City of Los Angeles, CA Department of Airports
1.88%, 05/15/2030	230,000	196,128
7.05%, 05/15/2040	13,365,000	15,431,596
City of Los Angeles, CA Wastewater System Revenue
5.71%, 06/01/2039	21,575,000	22,016,632
5.81%, 06/01/2040	15,110,000	15,388,814
City of Ontario, CA, 3.78%, 06/01/2038	3,000,000	2,680,085
City of Sacramento, CA Transient Occupancy Tax Revenue, 3.86%, 06/01/2025	3,320,000	3,314,898
City of Union City, CA, 0.00%, 07/01/2025	2,105,000	2,073,401
Cucamonga Valley Water District Financing Authority, 3.01%, 09/01/2042	5,000,000	3,908,041
Dry Creek Joint Elementary School District, 0.00%, 08/01/2038	3,640,000	2,224,505
East Bay Municipal Utility District Water System Revenue, 5.87%, 06/01/2040	20,070,000	21,386,833
East Side Union High School District, 5.32%, 04/01/2036	6,240,000	6,312,806
Fullerton Public Financing Authority, 7.75%, 05/01/2031	1,025,000	1,125,490

	Par	Value
Glendora Unified School District, 0.00%, 08/01/2039	$5,175,000	$3,029,850
Golden State Tobacco Securitization Corp.
2.79%, 06/01/2031	10,930,000	9,634,022
3.00%, 06/01/2046	9,920,000	9,173,782
Inland Empire Tobacco Securitization Corp., 3.68%, 06/01/2038	17,560,000	16,911,070
Lakeside Union School District, 0.00%, 08/01/2040	4,000,000	2,175,290
Los Angeles Community College District, CA
6.60%, 08/01/2042	13,620,000	15,126,080
6.75%, 08/01/2049	4,245,000	4,901,594
Los Angeles Department of Water & Power
6.57%, 07/01/2045	18,900,000	20,157,844
6.60%, 07/01/2050	23,010,000	24,862,593
Northern California Sanitation Agencies Financing Authority, 6.33%, 08/01/2040	10,060,000	11,072,129
Paramount Unified School District, 3.27%, 08/01/2051	13,425,000	9,663,013
Peralta Community College District, 0.00%, 08/05/2031	12,350,000	12,099,777
Perris Union High School District, 2.70%, 09/01/2042	3,000,000	2,215,798
Poway Unified School District, 0.00%, 08/01/2040	12,000,000	6,714,617
Riverside County Infrastructure Financing Authority, 3.19%, 11/01/2041	4,755,000	3,752,391
Riverside County Transportation Commission Sales Tax Revenue, 6.81%, 06/01/2039	15,505,000	17,547,379
San Diego County Regional Transportation Commission, 5.91%, 04/01/2048	11,605,000	12,199,497
San Diego Unified School District, 0.00%, 07/01/2041	8,500,000	4,468,111
San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.82%, 10/01/2040	16,035,000	16,642,951
San Francisco City & County Redevelopment Financing Authority, 0.00%, 08/01/2036	5,240,000	2,923,740
State of California
7.55%, 04/01/2039	6,500,000	7,846,912
7.60%, 11/01/2040	21,500,000	26,232,182
University of California
4.86%, 05/15/2112	20,235,000	17,808,542
4.77%, 05/15/2115	20,732,000	17,968,663
Yuba Community College District, 0.00%, 08/01/2038	5,055,000	3,130,207
		476,617,625

The accompanying notes are an integral part of these financial statements.

1

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - 0.4%
Board of Governors of Colorado State University System, 6.06%, 03/01/2040	$3,500,000	$3,683,076
City of Aurora, CO Water Revenue, 2.72%, 08/01/2046	890,000	632,457
City of Colorado Springs, CO Utilities System Revenue
5.55%, 11/15/2039	5,875,000	6,046,715
6.01%, 11/15/2039	1,000,000	1,066,853
6.62%, 11/15/2040	3,360,000	3,786,338
City of Fountain, CO Electric Water & Wastewater Utility Enterprise Revenue, 3.20%, 12/01/2043	2,655,000	2,066,724
City of Fruita, CO Healthcare Revenue, 5.00%, 01/01/2028	1,410,000	1,383,896
Colorado Health Facilities Authority, 3.85%, 11/01/2049	2,030,000	1,613,914
Regional Transportation District Sales Tax Revenue, 5.84%, 11/01/2050	15,500,000	16,197,137
		36,477,110
Delaware - 0.2%
University of Delaware, 5.87%, 11/01/2040	15,250,000	15,892,507
District of Columbia - 0.7%
District of Columbia Water & Sewer Authority
5.52%, 10/01/2044	6,580,000	6,663,436
4.81%, 10/01/2114	19,528,000	17,605,838
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
7.46%, 10/01/2046	7,400,000	9,092,047
8.00%, 10/01/2047	27,710,000	35,465,419
		68,826,740
Florida - 0.8%
City of Gainesville, FL
0.00%, 10/01/2027	4,610,000	4,111,701
0.00%, 10/01/2028	1,400,000	1,192,686
3.05%, 10/01/2040	10,840,000	8,697,539
City of Gainesville, FL Utilities System Revenue
5.66%, 10/01/2039	8,000,000	8,259,990
6.02%, 10/01/2040	23,910,000	25,616,184
County of Miami-Dade, FL Transit System, 5.62%, 07/01/2040	17,395,000	17,730,149
JEA Water & Sewer System Revenue
5.89%, 10/01/2040	1,000,000	1,053,828
3.00%, 10/01/2041	5,045,000	4,486,859
		71,148,936

	Par	Value
Georgia - 0.1%
County of Fulton, GA, 5.15%, 07/01/2039	$2,685,000	$2,712,949
Tift County Hospital Authority, 2.98%, 12/01/2042	2,950,000	2,230,757
		4,943,706
Hawaii - 0.1%
City & County Honolulu, HI Wastewater System Revenue, 2.57%, 07/01/2041	5,000,000	3,726,343
State of Hawaii, 2.83%, 10/01/2039	3,950,000	3,058,556
		6,784,899
Illinois - 0.3%
Chicago O’Hare International Airport, 6.40%, 01/01/2040	16,730,000	18,209,956
Illinois Finance Authority, 3.51%, 05/15/2041	7,000,000	5,625,109
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2036	4,025,000	2,577,540
0.00%, 06/15/2038	2,750,000	1,604,593
		28,017,198
Indiana - 0.6%
Indiana Finance Authority, 6.60%, 02/01/2039	34,000,000	38,069,933
Indianapolis Local Public Improvement Bond Bank
2.47%, 01/01/2040	9,500,000	7,280,707
6.12%, 01/15/2040	7,795,000	8,235,778
		53,586,418
Kansas - 0.0%(a)
Kansas Development Finance Authority, 4.93%, 04/15/2045	2,050,000	2,013,943
Kentucky - 0.1%
County of Warren, KY, 4.40%, 12/01/2038	1,540,000	1,432,525
Louisville and Jefferson County Metropolitan Sewer District
5.98%, 05/15/2040	3,090,000	3,277,928
2.25%, 05/15/2044	5,215,000	3,499,814
University of Kentucky, 5.70%, 11/01/2039	2,000,000	2,078,601
		10,288,868
Louisiana - 0.1%
City of New Orleans, LA Sewerage Service Revenue, 2.84%, 06/01/2041	2,500,000	1,897,872
City of New Orleans, LA Water System Revenue
2.89%, 12/01/2041	3,050,000	2,333,484
2.99%, 12/01/2045	5,000,000	3,595,106

The accompanying notes are an integral part of these financial statements.

2

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Louisiana - (Continued)
East Baton Rouge Sewerage Commission, 2.44%, 02/01/2039	$2,500,000	$1,912,460
		9,738,922
Maine - 0.2%
City of Portland, ME
2.50%, 04/01/2039	1,760,000	1,456,636
2.50%, 04/01/2040	1,760,000	1,423,230
2.50%, 04/01/2041	1,760,000	1,383,218
Maine Health & Higher Educational Facilities Authority, 3.12%, 07/01/2043	14,270,000	10,723,169
		14,986,253
Maryland - 0.2%
Maryland Economic Development Corp., 5.43%, 05/31/2056	3,800,000	3,813,655
Maryland Health & Higher Educational Facilities Authority, 3.05%, 07/01/2040	10,000,000	7,765,950
Maryland Stadium Authority, 2.81%, 05/01/2040	7,000,000	5,371,391
		16,950,996
Massachusetts - 0.6%
Commonwealth of Massachusetts
5.46%, 12/01/2039	8,000,000	8,185,962
2.38%, 09/01/2043	3,250,000	2,464,244
Commonwealth of Massachusetts Transportation Fund Revenue, 5.73%, 06/01/2040	11,165,000	11,645,528
Massachusetts School Building Authority, 5.72%, 08/15/2039	20,405,000	21,263,569
Massachusetts State College Building Authority, 5.93%, 05/01/2040	550,000	579,942
University of Massachusetts Building Authority, 5.45%, 11/01/2040	11,215,000	11,380,271
		55,519,516
Michigan - 0.9%
City of Detroit, MI, 4.00%, 04/01/2044(d)	8,700,000	7,046,782
Detroit City School District, 7.75%, 05/01/2039	19,635,000	23,070,809
Great Lakes Water Authority Sewage Disposal System Revenue, 3.06%, 07/01/2039	2,120,000	1,727,528
Michigan Finance Authority
3.27%, 06/01/2039	20,070,000	18,876,716
3.56%, 06/15/2045	5,215,000	4,126,861
Michigan State University, 4.17%, 08/15/2122	12,783,000	10,012,845

	Par	Value
Plymouth-Canton Community School District, 3.00%, 05/01/2040	$1,675,000	$1,490,348
University of Michigan, 4.45%, 04/01/2122	21,711,000	18,075,569
Western School District, 2.90%, 05/01/2040	1,500,000	1,161,615
		85,589,073
Minnesota - 0.3%
Southern Minnesota Municipal Power Agency, 5.93%, 01/01/2043	1,450,000	1,535,378
Western Minnesota Municipal Power Agency, 6.77%, 01/01/2046	17,040,000	19,371,331
White Bear Lake Independent School District No. 624, 3.00%, 02/01/2044	8,330,000	6,988,755
		27,895,464
Mississippi - 0.1%
Mississippi Development Bank, 5.46%, 10/01/2036	4,730,000	4,803,949
Missouri - 0.2%
Kansas City Land Clearance Redevelopment Authority, 6.40%, 10/15/2040(b)	7,870,000	7,497,006
Missouri Joint Municipal Electric Utility Commission, 6.89%, 01/01/2042	11,845,000	13,169,841
		20,666,847
Nebraska - 0.1%
Lancaster County School District 001, 3.00%, 01/15/2043	6,075,000	5,096,470
West Haymarket Joint Public Agency, 6.75%, 12/15/2045	5,000,000	5,771,067
		10,867,537
Nevada - 0.2%
County of Clark Department of Aviation, 6.82%, 07/01/2045	11,655,000	13,327,244
State of Nevada Department of Business & Industry, 9.50%, 01/01/2065(b)(c)	1,250,000	1,257,498
		14,584,742
New Hampshire - 0.1%
New Hampshire Business Finance Authority, 3.28%, 10/01/2037	4,820,000	3,484,300
New Hampshire State Turnpike System, 6.01%, 11/01/2039	4,380,000	4,652,133
		8,136,433
New Jersey - 0.8%
Bergen County Improvement Authority, 5.76%, 06/01/2040	1,980,000	2,060,322
City of Bayonne, NJ, 2.81%, 07/01/2039	5,725,000	4,497,393

The accompanying notes are an integral part of these financial statements.

3

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New Jersey - (Continued)
Clifton Board of Education, 2.13%, 08/15/2044	$4,560,000	$3,038,797
County of Essex, NJ, 2.00%, 09/01/2044	3,560,000	2,401,322
New Jersey Institute of Technology, 3.42%, 07/01/2042	6,455,000	5,353,260
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2039	5,000,000	2,767,114
0.00%, 12/15/2040	10,045,000	5,274,618
6.56%, 12/15/2040	2,850,000	3,178,033
New Jersey Turnpike Authority
7.41%, 01/01/2040	17,442,000	20,954,704
7.10%, 01/01/2041	17,054,000	19,688,573
		69,214,136
New York - 1.5%
Metropolitan Transportation Authority
7.34%, 11/15/2039	27,500,000	32,900,939
6.69%, 11/15/2040	1,175,000	1,295,480
New York City Industrial Development Agency, 2.44%, 01/01/2036	5,895,000	4,614,036
New York City Municipal Water Finance Authority
5.75%, 06/15/2041	12,480,000	12,874,769
5.72%, 06/15/2042	5,650,000	5,792,679
6.01%, 06/15/2042	15,900,000	16,790,419
5.44%, 06/15/2043	4,000,000	3,955,914
5.88%, 06/15/2044	1,165,000	1,206,340
New York Liberty Development Corp.
2.25%, 02/15/2041	13,595,000	9,671,061
3.00%, 02/15/2042	5,500,000	4,571,802
3.00%, 09/15/2043	12,500,000	10,411,109
New York State Dormitory Authority, 5.10%, 08/01/2034	3,125,000	3,003,123
Triborough Bridge & Tunnel Authority
5.50%, 11/15/2039	22,095,000	22,671,969
2.92%, 05/15/2040	3,890,000	3,025,222
Western Nassau County Water Authority, 2.96%, 04/01/2041	1,500,000	1,172,035
		133,956,897
Ohio - 0.8%
American Municipal Power, Inc.
6.05%, 02/15/2043	12,130,000	12,809,814
6.45%, 02/15/2044	18,045,000	19,411,632
8.08%, 02/15/2050	9,575,000	12,485,064
County of Hamilton, OH, 3.76%, 06/01/2042	11,955,000	10,012,396
Ohio Higher Educational Facility Commission, 4.50%, 12/01/2026	2,740,000	2,688,592

	Par	Value
Ohio State University, 4.80%, 06/01/2111	$20,815,000	$18,571,932
		75,979,430
Oklahoma - 0.2%
Oklahoma Development Finance Authority
5.45%, 08/15/2028	5,270,000	5,208,555
5.27%, 10/01/2042	9,355,494	9,493,971
4.62%, 06/01/2044	5,000,000	4,822,763
Oklahoma Municipal Power Authority
2.55%, 01/01/2036	2,390,000	1,951,181
6.44%, 01/01/2045	800,000	880,025
		22,356,495
Oregon - 0.2%
Clackamas & Washington Counties School District No. 3, 0.00%, 06/15/2038	1,900,000	1,118,777
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, 0.00%, 06/15/2039	9,500,000	5,180,705
Salem-Keizer School District No. 24J
0.00%, 06/15/2039	3,000,000	1,633,726
0.00%, 06/15/2040	12,395,000	6,341,689
State of Oregon, 5.38%, 08/01/2039	3,245,000	3,315,487
Tri-County Metropolitan Transportation District of Oregon, 2.86%, 09/01/2041	750,000	575,218
		18,165,602
Pennsylvania - 0.9%
Berks County Industrial Development Authority, 4.45%, 05/15/2027	800,000	793,983
Commonwealth Financing Authority, 3.53%, 06/01/2042	3,160,000	2,661,096
Montgomery County Industrial Development Authority, 3.15%, 11/15/2028	10,000,000	9,348,144
Pennsylvania Economic Development Financing Authority, 3.14%, 06/15/2042	7,615,000	6,022,541
Pennsylvania Turnpike Commission
6.11%, 12/01/2039	23,040,000	24,823,490
3.00%, 12/01/2042	9,830,000	8,416,408
5.51%, 12/01/2045	1,500,000	1,503,327
5.56%, 12/01/2049	13,490,000	13,532,999
Union County Hospital Authority, 4.40%, 08/01/2028	865,000	845,959
University of Pittsburgh-of the Commonwealth System of Higher Education, 3.56%, 09/15/2119	26,259,000	17,423,133
		85,371,080

The accompanying notes are an integral part of these financial statements.

4

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Puerto Rico - 0.2%
Commonwealth of Puerto Rico, 0.00%, 11/01/2043(d)	$1,899,084	$1,196,423
GDB Debt Recovery Authority of Puerto Rico, 7.50%, 08/20/2040	7,362,624	7,206,100
Puerto Rico Highway & Transportation Authority, 0.00%, 07/01/2026	7,000,000	6,404,300
		14,806,823
Rhode Island - 0.0%(a)
State of Rhode Island, 2.25%, 08/01/2041	1,550,000	1,122,088
South Carolina - 0.1%
South Carolina Public Service Authority, 6.45%, 01/01/2050	6,425,000	7,131,170
Tennessee - 0.7%
County of Putnam, TN
2.00%, 04/01/2038	4,115,000	3,203,940
2.00%, 04/01/2039	4,195,000	3,183,336
2.13%, 04/01/2041	4,360,000	3,169,768
Metropolitan Government Nashville & Davidson County Sports Authority, 5.60%, 07/01/2056	13,200,000	13,702,876
Metropolitan Government of Nashville & Davidson County, 1.75%, 01/01/2037	34,350,000	25,656,822
New Memphis Arena Public Building Authority
0.00%, 04/01/2044	6,020,000	2,330,655
0.00%, 04/01/2045	6,000,000	2,193,895
0.00%, 04/01/2046	4,900,000	1,702,817
Tennessee State School Bond Authority, 2.66%, 11/01/2045	11,645,000	8,067,437
		63,211,546
Texas - 2.5%
Austin Independent School District, 1.88%, 08/01/2038	12,265,000	9,331,947
Central Texas Regional Mobility Authority, 3.27%, 01/01/2045	3,900,000	2,964,994
City of Dallas, TX, 0.00%, 02/15/2032	15,000,000	10,790,165
City of Frisco, TX
2.00%, 02/15/2039	4,835,000	3,683,085
2.00%, 02/15/2040	4,925,000	3,624,428
City of Houston, TX
6.29%, 03/01/2032	730,000	770,633
5.54%, 03/01/2037	7,100,000	7,571,215
City of Irving, TX, 7.38%, 08/15/2044	3,500,000	3,501,625
City of San Antonio, TX Electric & Gas Systems Revenue
5.99%, 02/01/2039	19,891,000	20,956,935
5.72%, 02/01/2041	22,345,000	22,858,904

	Par	Value
Colony Economic Development Corp., 7.25%, 10/01/2042	$5,000,000	$4,932,959
County of Bexar, TX, 3.03%, 08/15/2041	1,555,000	1,209,572
Dallas Area Rapid Transit, 6.00%, 12/01/2044	3,500,000	3,703,772
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/2042	23,455,000	26,516,232
Dallas Fort Worth International Airport
3.09%, 11/01/2040	18,265,000	14,708,574
5.00%, 11/01/2042	1,225,000	1,195,759
Downtown Dallas Development Authority, 0.00%, 08/15/2036	6,730,000	3,788,596
Forney Independent School District
2.50%, 08/15/2039	7,330,000	6,016,200
2.50%, 08/15/2040	7,300,000	5,891,756
2.50%, 08/15/2041	4,385,000	3,443,211
Fort Bend Grand Parkway Toll Road Authority, 3.00%, 03/01/2039	2,150,000	1,952,416
New Hope Cultural Education Facilities Corp., 4.00%, 08/01/2025(e)	169,148	0
North Texas Tollway Authority
8.41%, 02/01/2030	3,743,000	4,091,237
6.72%, 01/01/2049	27,288,000	31,362,554
Port of Beaumont Industrial Development Authority, 4.10%, 01/01/2028(b)	10,500,000	9,495,562
Port of Beaumont Navigation District, 10.00%, 07/01/2026(b)	6,500,000	6,685,214
Stafford Municipal School District, 3.08%, 08/15/2041	1,525,000	1,210,946
State of Texas
2.13%, 08/01/2037	3,430,000	2,753,445
5.52%, 04/01/2039	14,275,000	14,726,751
Texas Public Finance Authority, 2.47%, 02/01/2040	1,000,000	735,801
		230,474,488
Utah - 0.0%(a)
County of Salt Lake, UT Convention Hotel Revenue, 5.75%, 10/01/2047(b)	5,000,000	4,466,399
Virginia - 0.4%
Hampton Roads Sanitation District, 2.78%, 02/01/2039	1,300,000	1,044,064
University of Virginia
6.20%, 09/01/2039	1,120,000	1,230,797
4.18%, 09/01/2117	23,380,000	18,246,828
3.23%, 09/01/2119	27,840,000	16,912,516
Virginia Housing Development Authority
3.90%, 04/01/2042	3,155,000	2,672,146
2.96%, 09/01/2045	1,205,000	873,005
		40,979,356

The accompanying notes are an integral part of these financial statements.

5

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Washington - 1.3%
Central Puget Sound Regional Transit Authority, 5.49%, 11/01/2039	$36,140,000	$36,988,332
City of Seattle, WA Municipal Light & Power Revenue, 5.57%, 02/01/2040	2,000,000	2,052,650
City of Tacoma, WA Water Revenue
5.75%, 12/01/2039	20,000,000	20,962,444
5.62%, 12/01/2040	5,240,000	5,420,704
Douglas County Public Utility District No. 1 Wells Hydroelectric Project Revenue, 5.50%, 09/01/2040	8,750,000	8,768,325
King County Housing Authority
3.00%, 11/01/2039	3,600,000	3,113,580
3.00%, 06/01/2040	19,040,000	15,976,245
3.00%, 08/01/2040	5,385,000	4,505,922
NJB Properties, 5.51%, 12/01/2036	6,580,000	6,901,650
University of Washington, 6.06%, 07/01/2039	10,615,000	11,484,251
Washington Biomedical Research Facilities 3, 6.52%, 07/01/2042	5,220,000	5,815,176
		121,989,279
Wisconsin - 0.3%
County of Marathon, WI
2.00%, 02/01/2037	1,495,000	1,170,157
2.00%, 02/01/2037	885,000	692,701
2.00%, 02/01/2038	1,525,000	1,167,473
2.00%, 02/01/2038	1,110,000	849,767
2.00%, 02/01/2039	1,460,000	1,086,710
2.00%, 02/01/2039	1,105,000	821,787
Milwaukee Redevelopment Authority, 0.00%, 04/01/2039	1,000,000	462,992
Public Finance Authority
7.50%, 06/01/2029(b)	5,750,000	5,632,828
5.29%, 07/01/2029	8,000,000	8,088,291
4.15%, 05/15/2031	3,635,000	3,580,203
		23,552,909
TOTAL MUNICIPAL BONDS (Cost $2,002,900,121)		1,957,916,041
CORPORATE BONDS - 17.5%
Aerospace & Defense - 0.2%
Moog, Inc., 4.25%, 12/15/2027(b)	9,593,000	9,243,151
TransDigm, Inc.
6.38%, 03/01/2029(b)	4,361,000	4,419,808
6.63%, 03/01/2032(b)	5,000,000	5,101,290
		18,764,249
Automobile Components - 0.2%
Aptiv Swiss Holdings Ltd., 5.15%, 09/13/2034	7,000,000	6,753,516

	Par	Value
Dana, Inc.
5.63%, 06/15/2028	$6,065,000	$6,047,048
4.50%, 02/15/2032	4,208,000	3,914,981
Garrett Motion Holdings, Inc., 7.75%, 05/31/2032(b)	1,750,000	1,785,511
		18,501,056
Banks - 4.6%
Atlantic Union Bankshares Corp., 2.88% to 12/15/2026 then 3 mo. Term SOFR + 1.86%, 12/15/2031	5,000,000	4,662,500
Australia & New Zealand Banking Group Ltd.
6.74%, 12/08/2032(b)	7,000,000	7,605,894
5.20% to 09/30/2034 then 1 yr. CMT Rate + 1.47%, 09/30/2035(b)	5,000,000	4,880,748
Bank of America Corp.
2.65% to 03/11/2031 then SOFR + 1.22%, 03/11/2032	10,000,000	8,804,217
5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036	3,000,000	3,015,681
Bank of Montreal, 3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037	15,000,000	12,786,678
Bank of NT Butterfield & Son Ltd., 5.25% to 06/15/2025 then 3 mo. Term SOFR + 5.06%, 06/15/2030	5,000,000	4,955,213
Bank OZK, 2.75% to 10/01/2026 then 3 mo. Term SOFR + 2.09%, 10/01/2031	13,175,000	11,725,750
Banner Corp., 5.00% to 06/30/2025 then 3 mo. Term SOFR + 4.89%, 06/30/2030	8,000,000	7,880,000
Barclays PLC, 6.13% to 06/15/2026 then 5 yr. CMT Rate + 5.87%, Perpetual	20,050,000	20,098,882
BPCE SA, 6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035(b)	10,471,000	10,858,169
CapStar Bank, 5.88%, 09/29/2026	7,515,000	7,591,845
Central Pacific Financial Corp., 4.75% to 11/01/2025 then 3 mo. Term SOFR + 4.56%, 11/01/2030	5,000,000	4,937,500
CNB Financial Corp., 3.25% to 06/15/2026 then 3 mo. Term SOFR + 2.58%, 06/15/2031(b)	2,000,000	1,800,000
Commonwealth Bank of Australia, 5.84%, 03/13/2034(b)	5,000,000	5,154,215
Corestates Capital II, 5.21% (3 mo. Term SOFR + 0.91%), 01/15/2027(b)	2,500,000	2,470,005
Deutsche Bank AG, 7.08% to 02/10/2033 then SOFR + 3.65%, 02/10/2034	3,000,000	3,167,444

The accompanying notes are an integral part of these financial statements.

6

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
Fifth Third Bancorp, 8.25%, 03/01/2038	$10,000,000	$12,271,862
First Busey Corp.
5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.11%, 06/01/2030	4,500,000	4,482,711
5.00% to 06/15/2027 then 3 mo. Term SOFR + 2.52%, 06/15/2032	2,000,000	1,800,000
First Financial Bancorp., 5.25% to 05/15/2025 then 3 mo. Term SOFR + 5.09%, 05/15/2030	10,500,000	10,428,000
First Interstate BancSystem, Inc., 5.25% to 05/15/2025 then 3 mo. Term SOFR + 5.18%, 05/15/2030	5,000,000	5,041,870
First Mid Bancshares, Inc., 3.95% to 10/15/2025 then 3 mo. Term SOFR + 3.83%, 10/15/2030	5,300,000	5,167,500
Firstbank, 4.50% to 09/01/2025 then 3 mo. Term SOFR + 4.39%, 09/01/2030	9,000,000	8,815,500
FNB Corp./PA, 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030	6,000,000	6,043,560
Heartland Financial USA, Inc., 2.75% to 09/15/2026 then 3 mo. Term SOFR + 2.10%, 09/15/2031	6,000,000	5,329,036
Hilltop Holdings, Inc., 6.13% to 05/15/2030 then 3 mo. Term SOFR + 5.80%, 05/15/2035	11,750,000	11,089,650
Home BancShares, Inc.
5.50% to 07/31/2025 then 3 mo. Term SOFR + 5.35%, 07/31/2030(b)	1,500,000	1,470,000
3.13% to 01/30/2027 then 3 mo. Term SOFR + 1.82%, 01/30/2032	18,436,000	16,315,860
Huntington Bancshares, Inc., 6.14% to 11/18/2034 then 5 yr. CMT Rate + 1.70%, 11/18/2039	1,000,000	1,020,218
Huntington National Bank, 5.50% to 05/06/2025 then 3 mo. Term SOFR + 5.35%, 05/06/2030	10,750,000	10,728,507
JPMorgan Chase & Co.
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	10,000,000	10,761,684
5.34% to 01/23/2034 then SOFR + 1.62%, 01/23/2035	3,000,000	3,037,801
Mercantile Bank Corp., 3.25% to 01/30/2027 then SOFR + 2.12%, 01/30/2032	7,000,000	6,527,500
National Australia Bank Ltd., 3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037(b)	9,500,000	8,362,852

	Par	Value
NatWest Group PLC, 6.48% to 06/01/2029 then 5 yr. CMT Rate + 2.20%, 06/01/2034	$1,000,000	$1,042,013
NBT Bancorp, Inc., 5.00% to 07/01/2025 then 3 mo. Term SOFR + 4.85%, 07/01/2030	7,500,000	7,407,060
Nicolet Bankshares, Inc., 3.13% to 07/15/2026 then 3 mo. Term SOFR + 2.38%, 07/15/2031	4,000,000	3,645,870
Pacific Premier Bancorp, Inc.
7.08% (3 mo. Term SOFR + 2.76%), 05/15/2029	3,500,000	3,438,335
5.38% to 06/15/2025 then 3 mo. Term SOFR + 5.17%, 06/15/2030	6,410,000	6,337,887
Park National Corp., 4.50% to 09/01/2025 then 3 mo. Term SOFR + 4.39%, 09/01/2030	15,600,000	15,288,000
Peapack-Gladstone Financial Corp., 3.50% to 12/30/2025 then 3 mo. Term SOFR + 3.26%, 12/30/2030	4,500,000	4,410,000
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	5,000,000	5,147,609
Regions Bank, 6.45%, 06/26/2037	15,601,000	16,446,525
Renasant Corp.
3.00% to 12/01/2026 then 3 mo. Term SOFR + 1.91%, 12/01/2031	7,030,000	6,256,700
4.50% to 09/15/2030 then 3 mo. Term SOFR + 4.03%, 09/15/2035	9,170,000	7,840,350
Santander Holdings USA, Inc., 6.17% to 01/09/2029 then SOFR + 2.50%, 01/09/2030	7,000,000	7,244,154
Southside Bancshares, Inc., 3.88% to 11/15/2025 then 3 mo. Term SOFR + 3.66%, 11/15/2030	8,000,000	7,760,000
Synovus Bank, 4.00% to 10/29/2025 then 5 yr. CMT Rate + 3.63%, 10/29/2030	2,000,000	1,969,534
Synovus Financial Corp., 7.60% to 02/07/2029 then 5 yr. Mid Swap Rate USD + 3.38%, 02/07/2029	4,000,000	4,143,170
Texas Capital Bancshares, Inc., 4.00% to 05/06/2026 then 5 yr. CMT Rate + 3.15%, 05/06/2031	10,942,000	10,557,150
Texas Capital Bank, 5.25%, 01/31/2026	5,250,000	5,168,690
Towne Bank, 3.13% to 02/15/2027 then 3 mo. Term SOFR + 1.68%, 02/15/2032	4,000,000	3,620,000
Trustmark Corp., 3.63% to 12/01/2025 then 3 mo. Term SOFR + 3.39%, 12/01/2030	6,500,000	6,326,220

The accompanying notes are an integral part of these financial statements.

7

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
Webster Financial Corp.
4.10%, 03/25/2029	$6,595,000	$6,356,554
3.88% to 11/01/2025 then 3 mo. Term SOFR + 3.69%, 11/01/2030	6,150,000	6,065,412
Wells Fargo & Co., 5.24% to 01/24/2030 then SOFR + 1.11%, 01/24/2031	4,000,000	4,062,036
Western Alliance Bank, 5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.12%, 06/01/2030	10,000,000	9,981,650
Wintrust Financial Corp., 4.85%, 06/06/2029	7,200,000	6,985,131
WSFS Financial Corp.
6.67% (3 mo. Term SOFR + 2.31%), 12/15/2027	3,500,000	3,498,187
2.75% to 12/15/2025 then 3 mo. Term SOFR + 2.49%, 12/15/2030	5,470,000	5,223,850
		417,310,939
Beverages - 0.2%
Coca-Cola Co., 5.40%, 05/13/2064	15,000,000	14,899,618
Biotechnology - 0.2%
AbbVie, Inc.
4.40%, 11/06/2042	11,398,000	10,222,510
5.50%, 03/15/2064	5,000,000	5,001,171
		15,223,681
Building Products - 0.2%
Builders FirstSource, Inc.
5.00%, 03/01/2030(b)	7,750,000	7,468,086
4.25%, 02/01/2032(b)	7,800,000	7,064,958
		14,533,044
Capital Markets - 0.4%
Ares Capital Corp.
7.00%, 01/15/2027	3,000,000	3,105,918
5.88%, 03/01/2029	4,000,000	4,084,621
3.20%, 11/15/2031	15,473,000	13,566,509
Brookfield Corp., 7.38%, 03/01/2033	3,000,000	3,400,890
MSCI, Inc., 3.63%, 11/01/2031(b)	11,450,000	10,449,224
		34,607,162
Commercial Services & Supplies - 0.1%
Central Storage Safety Project Trust, 4.82%, 02/01/2038(b)	5,351,360	4,952,738
Cimpress PLC, 7.38%, 09/15/2032(b)	2,500,000	2,420,867
		7,373,605
Construction Materials - 0.0%(a)
Quikrete Holdings, Inc.
6.38%, 03/01/2032(b)	2,000,000	2,029,670

	Par	Value
6.75%, 03/01/2033(b)	$1,500,000	$1,523,437
		3,553,107
Consumer Finance - 0.7%
Ally Financial, Inc.
6.70%, 02/14/2033	13,244,000	13,667,001
6.65% to 01/17/2035 then 5 yr. CMT Rate + 2.45%, 01/17/2040	2,000,000	1,986,839
Ford Motor Credit Co., LLC
7.35%, 03/06/2030	8,750,000	9,278,470
7.20%, 06/10/2030	3,000,000	3,150,402
7.12%, 11/07/2033	2,700,000	2,804,145
General Motors Financial Co., Inc.
5.63%, 04/04/2032	3,750,000	3,755,447
5.45%, 09/06/2034	7,000,000	6,833,102
OneMain Finance Corp.
3.88%, 09/15/2028	4,645,000	4,362,591
6.63%, 05/15/2029	9,500,000	9,686,229
5.38%, 11/15/2029	10,103,000	9,878,463
		65,402,689
Containers & Packaging - 0.5%
Berry Global, Inc.
4.50%, 02/15/2026(b)	7,250,000	7,204,086
5.63%, 07/15/2027(b)	3,750,000	3,751,688
5.65%, 01/15/2034	16,102,000	16,578,199
Graphic Packaging International, LLC
3.50%, 03/15/2028(b)	1,417,000	1,345,260
3.50%, 03/01/2029(b)	3,255,000	3,021,299
3.75%, 02/01/2030(b)	14,683,000	13,526,425
Sealed Air Corp., 5.00%, 04/15/2029(b)	1,849,000	1,804,734
		47,231,691
Distributors - 0.0%(a)
Genuine Parts Co., 2.75%, 02/01/2032	5,000,000	4,303,431
Diversified Consumer Services - 2.0%
California Institute of Technology
4.70%, 11/01/2111	16,053,000	13,644,131
3.65%, 09/01/2119	5,172,000	3,421,087
Case Western Reserve University, 5.41%, 06/01/2122	16,280,000	15,817,996
Claremont Mckenna College, 3.78%, 01/01/2122	9,920,000	6,744,146
Massachusetts Institute of Technology
7.25%, 11/02/2096	2,750,000	3,580,896
5.60%, 07/01/2111	14,180,000	14,909,771
4.68%, 07/01/2114	11,861,000	10,439,433
3.89%, 07/01/2116	10,233,000	7,431,269
Nature Conservancy
1.71%, 07/01/2031	1,250,000	1,019,623

The accompanying notes are an integral part of these financial statements.

8

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Diversified Consumer Services - (Continued)
1.81%, 07/01/2032	$1,150,000	$917,564
1.86%, 07/01/2033	532,000	412,916
Prime Security Services Borrower, LLC
5.75%, 04/15/2026(b)	3,655,000	3,673,959
3.38%, 08/31/2027(b)	8,870,000	8,436,420
Service Corp. International
5.13%, 06/01/2029	1,500,000	1,478,150
3.38%, 08/15/2030	8,692,000	7,833,901
4.00%, 05/15/2031	9,144,000	8,320,638
Trustees of the University of Pennsylvania
4.67%, 09/01/2112	13,124,000	11,457,622
3.61%, 02/15/2119	25,739,000	17,679,495
United Jewish Appeal-Federation of Jewish Philanthropies of New York, Inc., 2.15%, 02/01/2031	4,565,000	3,956,734
University of Southern California
5.25%, 10/01/2111	14,472,000	14,112,072
3.23%, 10/01/2120	14,177,000	8,577,812
Washington University, 4.35%, 04/15/2122	23,141,000	18,598,196
YMCA of Greater New York, 2.30%, 08/01/2026	5,730,000	5,530,747
		187,994,578
Electric Utilities - 0.5%
Brazos Securitization LLC, 5.41%, 09/01/2050(b)	9,700,000	9,737,898
Denton County Electric Cooperative, Inc., Series 2022, 5.32%, 02/15/2048(b)	17,000,000	16,879,348
PG&E Recovery Funding LLC, 5.53%, 06/01/2049	20,000,000	20,252,398
		46,869,644
Electrical Equipment - 0.4%
Regal Rexnord Corp.
6.30%, 02/15/2030	1,906,000	1,985,146
6.40%, 04/15/2033	4,850,000	5,034,938
Sensata Technologies BV, 4.00%, 04/15/2029(b)	10,405,000	9,672,032
Sensata Technologies, Inc.
4.38%, 02/15/2030(b)	9,838,000	9,177,428
3.75%, 02/15/2031(b)	5,955,000	5,275,618
6.63%, 07/15/2032(b)	1,500,000	1,528,036
		32,673,198
Electronic Equipment, Instruments & Components - 0.4%
CDW Finance Corp.
3.25%, 02/15/2029	12,503,000	11,692,779
5.55%, 08/22/2034	8,087,000	8,059,343
Corning, Inc., 5.75%, 08/15/2040	15,588,000	15,909,488
		35,661,610

	Par	Value
Financial Services - 0.2%
American AGcredit FLCA, 3.38% to 06/15/2031 then SOFR + 2.12%, 06/15/2036(b)	$10,000,000	$8,650,000
Compeer Financial FLCA
2.75% to 06/01/2026 then SOFR + 2.03%, 06/01/2031(b)	5,000,000	4,605,808
3.38% to 06/01/2031 then SOFR + 1.97%, 06/01/2036(b)	4,750,000	3,682,437
		16,938,245
Food Products - 0.0%(a)
Mars, Inc., 2.38%, 07/16/2040(b)	4,960,000	3,450,215
Post Holdings, Inc., 6.25%, 10/15/2034(b)	1,000,000	996,735
		4,446,950
Ground Transportation - 0.2%
ERAC USA Finance, LLC, 7.00%, 10/15/2037(b)	18,952,000	21,736,104
Healthcare Equipment & Supplies - 0.0%(a)
Teleflex, Inc., 4.25%, 06/01/2028(b)	2,800,000	2,687,368
Healthcare Providers & Services - 1.5%
Baptist Health South Florida, Inc., 4.34%, 11/15/2041	14,760,000	13,224,511
Centene Corp.
3.38%, 02/15/2030	2,450,000	2,220,038
3.00%, 10/15/2030	11,090,000	9,707,200
2.50%, 03/01/2031	11,000,000	9,294,857
Cleveland Clinic Foundation, 4.86%, 01/01/2114	17,636,000	15,626,322
Dignity Health, 5.27%, 11/01/2064	10,000,000	9,294,784
Hackensack Meridian Health, Inc., 2.68%, 09/01/2041	14,920,000	10,726,854
HCA, Inc., 5.45%, 09/15/2034	2,000,000	1,988,946
HumanGood California Obligated Group, 3.00%, 10/01/2028	1,805,000	1,723,912
Molina Healthcare, Inc., 4.38%, 06/15/2028(b)	9,904,000	9,492,113
New York and Presbyterian Hospital
4.76%, 08/01/2116	15,050,000	12,861,232
3.95%, 08/01/2119	5,000,000	3,634,725
Orlando Health Obligated Group
2.89%, 10/01/2035	1,000,000	850,944
5.48%, 10/01/2035	5,000,000	5,168,193
Penn State Health, 3.81%, 11/01/2049	5,920,000	4,345,349
Piedmont Healthcare, Inc., 2.72%, 01/01/2042	12,924,000	9,324,825
Select Medical Corp., 6.25%, 12/01/2032(b)	3,000,000	2,988,155
Sutter Health, 3.16%, 08/15/2040	2,766,000	2,194,184
Toledo Hospital, 6.02%, 11/15/2048	6,980,000	7,073,442

The accompanying notes are an integral part of these financial statements.

9

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Healthcare Providers & Services - (Continued)
UnitedHealth Group, Inc., 5.50%, 07/15/2044	$5,000,000	$4,977,004
		136,717,590
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts LP
5.70%, 07/01/2034	2,000,000	2,022,422
5.50%, 04/15/2035	8,000,000	7,932,398
		9,954,820
Hotels, Restaurants & Leisure - 0.3%
Bloomin’ Brands, Inc., 5.13%, 04/15/2029(b)	5,500,000	5,076,877
Hilton Grand Vacations Borrower Escrow LLC, 6.63%, 01/15/2032(b)	4,000,000	4,055,236
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	4,374,000	4,150,988
Station Casinos, LLC, 4.50%, 02/15/2028(b)	5,750,000	5,559,023
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(b)	5,730,000	5,523,193
		24,365,317
Household Durables - 0.6%
Ashton Woods USA, LLC
6.63%, 01/15/2028(b)	3,182,000	3,192,170
4.63%, 08/01/2029(b)	2,000,000	1,875,640
4.63%, 04/01/2030(b)	4,100,000	3,804,206
Century Communities, Inc., 3.88%, 08/15/2029(b)	6,746,000	6,157,297
Installed Building Products, Inc., 5.75%, 02/01/2028(b)	3,263,000	3,228,314
KB Home, 4.80%, 11/15/2029	1,882,000	1,828,720
M/I Homes, Inc.
4.95%, 02/01/2028	4,588,000	4,499,760
3.95%, 02/15/2030	9,816,000	9,046,756
Meritage Homes Corp., 3.88%, 04/15/2029(b)	13,874,000	13,286,394
Newell Brands, Inc.
6.38%, 05/15/2030	5,000,000	4,997,655
6.63%, 05/15/2032	1,000,000	997,151
Tempur Sealy International, Inc., 3.88%, 10/15/2031(b)	5,241,000	4,642,326
		57,556,389
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International, Inc., 3.75%, 03/15/2029(b)	21,200,000	19,812,375
IQVIA, Inc.
5.00%, 10/15/2026(b)	2,000,000	1,989,816
5.00%, 05/15/2027(b)	3,000,000	2,973,420
		24,775,611

	Par	Value
Machinery - 0.2%
Allison Transmission, Inc.
4.75%, 10/01/2027(b)	$5,299,000	$5,203,863
5.88%, 06/01/2029(b)	1,750,000	1,749,340
3.75%, 01/30/2031(b)	13,782,000	12,409,683
		19,362,886
Media - 0.3%
CCO Holdings Capital Corp.
4.75%, 02/01/2032(b)	4,912,000	4,417,266
4.25%, 01/15/2034(b)	1,500,000	1,258,425
Charter Communications Operating, LLC, 3.50%, 03/01/2042	5,716,000	3,985,679
Sirius XM Radio LLC
4.00%, 07/15/2028(b)	4,771,000	4,484,937
3.88%, 09/01/2031(b)	10,524,000	9,135,521
		23,281,828
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Arbor Realty SR, Inc., 5.00%, 12/30/2028(b)	5,000,000	4,348,245
Arbor Realty Trust, Inc., 4.50%, 03/15/2027(b)	5,000,000	4,572,485
		8,920,730
Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	10,481,000	9,320,461
5.65%, 02/22/2064	15,500,000	15,464,143
Pfizer Investment Enterprises Pte Ltd., 5.11%, 05/19/2043	5,000,000	4,813,868
Wyeth, LLC, 5.95%, 04/01/2037	13,738,000	14,625,475
		44,223,947
Professional Services - 0.4%
Amentum Holdings, Inc., 7.25%, 08/01/2032(b)	4,503,000	4,599,013
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028(b)	2,220,000	2,115,743
4.00%, 07/01/2029(b)	5,895,000	5,583,733
Science Applications International Corp., 4.88%, 04/01/2028(b)	26,278,000	25,368,910
		37,667,399
Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028(b)	2,300,000	2,324,617
MMH Master LLC, 6.75%, 02/01/2044(b)	10,250,000	10,422,466
Wildflower Improvement Association, 6.63%, 03/01/2031(b)	2,384,181	2,331,984
		15,079,067
Retail REITs - 0.2%
American Finance Trust, Inc., 4.50%, 09/30/2028(b)	5,000,000	4,762,520

The accompanying notes are an integral part of these financial statements.

10

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Retail REITs - (Continued)
Global Net Lease, Inc., 3.75%, 12/15/2027(b)	$1,650,000	$1,561,638
Simon Property Group LP, 6.75%, 02/01/2040	12,702,000	14,437,080
		20,761,238
Software - 0.4%
Open Text Corp.
3.88%, 02/15/2028(b)	12,875,000	12,201,746
3.88%, 12/01/2029(b)	6,680,000	6,149,204
Oracle Corp.
3.85%, 07/15/2036	10,200,000	8,878,429
6.50%, 04/15/2038	10,000,000	10,873,743
		38,103,122
Specialty Retail - 1.0%
Asbury Automotive Group, Inc., 5.00%, 02/15/2032(b)	11,700,000	10,924,185
AutoNation, Inc.
3.85%, 03/01/2032	11,086,000	10,086,080
5.89%, 03/15/2035	5,000,000	5,088,478
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	18,014,000	17,165,013
Home Depot, Inc., 5.40%, 09/15/2040	11,497,000	11,714,026
Ken Garff Automotive, LLC, 4.88%, 09/15/2028(b)	10,917,000	10,536,802
Lithia Motors, Inc.
3.88%, 06/01/2029(b)	3,956,000	3,668,122
4.38%, 01/15/2031(b)	7,000,000	6,464,742
Penske Automotive Group, Inc., 3.75%, 06/15/2029	12,950,000	12,066,603
		87,714,051
Technology Hardware, Storage & Peripherals - 0.2%
Dell International, LLC, 8.10%, 07/15/2036	18,910,000	22,764,168
Textiles, Apparel & Luxury Goods - 0.0%(a)
Wolverine World Wide, Inc., 4.00%, 08/15/2029(b)	3,000,000	2,593,993
Trading Companies & Distributors - 0.2%
Ashtead Capital, Inc.
5.50%, 08/11/2032(b)	8,553,000	8,613,779
5.95%, 10/15/2033(b)	4,000,000	4,124,556
Herc Holdings, Inc., 6.63%, 06/15/2029(b)	2,000,000	2,024,544
United Rentals North America, Inc., 3.75%, 01/15/2032	5,100,000	4,567,665
		19,330,544
TOTAL CORPORATE BONDS (Cost $1,620,911,098)		1,603,884,669

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 15.4%
Arbor Multifamily Mortgage Securities Trust
Series 2021-MF3, Class B, 2.51%, 10/15/2054(b)	$2,000,000	$1,677,941
Series 2022-MF4, Class B, 3.28%, 02/15/2055(b)(d)	10,302,000	9,063,258
Series 2022-MF4, Class C, 3.28%, 02/15/2055(b)(d)	1,000,000	859,167
Series 2022-MF4, Class XD, 1.28%, 02/15/2055(b)(d)(f)	19,700,000	1,468,950
Arbor Realty Trust, Inc.
Series 2020-MF1, Class AS, 3.06%, 05/15/2053(b)(d)	4,650,000	4,239,594
Series 2020-MF1, Class B, 3.60%, 05/15/2053(b)(d)	4,500,000	4,160,551
BANK
Series 2017-BN4, Class A3, 3.36%, 05/15/2050	9,946,550	9,708,206
Series 2017-BN5, Class A4, 3.13%, 06/15/2060	12,342,047	11,970,410
Series 2018-BN10, Class D, 2.60%, 02/15/2061(b)	2,000,000	1,718,074
Series 2019-BN16, Class XA, 0.93%, 02/15/2052(d)(f)	73,497,191	2,054,026
Series 2019-BN17, Class XB, 0.56%, 04/15/2052(d)(f)	123,653,000	2,685,706
Series 2019-BN17, Class XD, 1.59%, 04/15/2052(b)(d)(f)	11,541,000	642,142
Series 2019-BN19, Class A2, 2.93%, 08/15/2061	2,000,000	1,852,284
Series 2019-BN21, Class ASB, 2.81%, 10/17/2052	6,046,920	5,783,329
Series 2019-BN21, Class XD, 1.10%, 10/17/2052(b)(d)(f)	18,699,333	821,731
Series 2019-BN23, Class B, 3.46%, 12/15/2052	1,250,000	1,109,607
Series 2019-BN23, Class C, 3.50%, 12/15/2052(d)	8,713,000	7,511,117
Series 2019-BN23, Class XB, 0.17%, 12/15/2052(d)(f)	238,421,000	2,069,828
Series 2019-BN24, Class ASB, 2.93%, 11/15/2062	3,136,000	3,030,667
Series 2019-BN24, Class XB, 0.18%, 11/15/2062(d)(f)	174,693,000	1,753,376
Series 2020-BN25, Class B, 3.04%, 01/15/2063(d)	7,401,500	6,550,170
Series 2020-BN25, Class XA, 0.87%, 01/15/2063(d)(f)	155,925,508	5,252,709
Series 2020-BN26, Class A2, 2.04%, 03/15/2063	4,652,386	4,267,028
Series 2020-BN26, Class XB, 0.59%, 03/15/2063(d)(f)	226,593,000	6,322,557
Series 2020-BN28, Class B, 2.34%, 03/15/2063	1,938,000	1,633,474

The accompanying notes are an integral part of these financial statements.

11

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2020-BN28, Class XB, 0.97%, 03/15/2063(d)(f)	$29,969,467	$1,428,387
Series 2020-BN29, Class AS, 2.21%, 11/15/2053	3,930,532	3,310,846
Series 2020-BN29, Class B, 2.42%, 11/15/2053	2,625,000	2,194,540
Series 2020-BN29, Class C, 3.03%, 11/15/2053(d)	3,110,000	2,592,419
Series 2020-BN29, Class D, 2.50%, 11/15/2053(b)	1,250,000	939,911
Series 2020-BN29, Class XB, 0.66%, 11/15/2053(d)(f)	132,417,000	4,285,597
Series 2020-BN30, Class B, 2.45%, 12/15/2053(d)	1,090,000	904,952
Series 2020-BN30, Class C, 2.76%, 12/15/2053(d)	5,450,000	4,412,618
Series 2020-BN30, Class D, 2.50%, 12/15/2053(b)(d)	9,150,000	6,949,348
Series 2021-BN31, Class ASB, 1.74%, 02/15/2054	7,704,000	7,056,117
Series 2021-BN32, Class C, 3.26%, 04/15/2054(d)	800,000	671,955
Series 2021-BN32, Class D, 2.50%, 04/15/2054(b)(d)	5,000,000	3,899,773
Series 2021-BN32, Class XB, 0.27%, 04/15/2054(d)(f)	152,569,000	2,180,196
Series 2021-BN34, Class AS, 2.57%, 06/15/2063	1,500,000	1,248,935
Series 2021-BN34, Class B, 2.75%, 06/15/2063(d)	8,000,000	6,461,926
Series 2021-BN34, Class XA, 0.97%, 06/15/2063(d)(f)	95,395,101	4,145,757
Series 2021-BN35, Class B, 2.53%, 06/15/2064	6,365,000	5,360,209
Series 2021-BN35, Class C, 2.90%, 06/15/2064(d)	8,755,000	7,300,280
Series 2021-BN35, Class XA, 1.03%, 06/15/2064(d)(f)	105,303,249	4,966,817
Series 2021-BN38, Class XA, 0.81%, 12/15/2064(d)(f)	40,092,185	1,717,461
Series 2022-BN40, Class D, 2.50%, 03/15/2064(b)	3,955,000	2,949,611
Series 2023-BN45, Class XD, 2.28%, 02/15/2056(b)(d)(f)	22,611,000	3,279,825
Series 2024-BN47, Class XA, 0.82%, 06/15/2057(d)(f)	65,094,934	3,878,643
Series 2024-BN47, Class XB, 0.40%, 06/15/2057(d)(f)	220,695,000	7,125,822
Series 2024-BN48, Class XB, 0.67%, 10/15/2057(d)(f)	228,218,000	12,182,391
BANK5
Series 2023-5YR3, Class A2, 6.26%, 09/15/2056	9,993,729	10,376,443
Series 2023-5YR3, Class B, 7.32%, 09/15/2056(d)	7,790,000	8,319,522

	Par	Value
Series 2023-5YR4, Class AS, 7.27%, 12/15/2056(d)	$7,500,000	$8,033,494
Series 2024-5YR10, Class AS, 5.64%, 10/15/2057	11,625,000	11,871,893
Series 2024-5YR10, Class B, 6.14%, 10/15/2057(d)	5,000,000	5,133,086
Series 2024-5YR10, Class XA, 1.19%, 10/15/2057(d)(f)	81,052,723	3,823,022
Series 2024-5YR11, Class AS, 6.14%, 11/15/2057	4,250,000	4,426,492
Series 2024-5YR12, Class AS, 6.12%, 12/15/2057(d)	11,045,000	11,534,519
Series 2024-5YR6, Class XA, 0.74%, 05/15/2057(b)(d)(f)	112,670,531	3,107,476
Series 2024-5YR7, Class AS, 6.49%, 06/15/2057(d)	7,000,000	7,357,272
Series 2024-5YR7, Class XA, 1.33%, 06/15/2057(d)(f)	142,405,523	7,181,112
Series 2024-5YR8, Class B, 6.68%, 08/15/2057(d)	8,900,000	9,374,945
Series 2024-5YR8, Class C, 6.77%, 08/15/2057(d)	6,000,000	6,270,476
Series 2024-5YR9, Class AS, 6.18%, 08/15/2057(d)	11,200,000	11,659,309
Series 2025-5YR13, Class AS, 6.10%, 01/15/2058(d)	10,000,000	10,418,770
Barclays Commercial Mortgage Trust, Series 2019-C3, Class ASB, 3.46%, 05/15/2052	1,753,439	1,715,947
BBCMS Trust
Series 2020-C6, Class XA, 1.02%, 02/15/2053(d)(f)	87,909,809	3,542,176
Series 2020-C6, Class XB, 0.65%, 02/15/2053(d)(f)	59,000,000	1,885,080
Series 2020-C7, Class XA, 1.60%, 04/15/2053(d)(f)	21,363,740	1,098,652
Series 2020-C7, Class XB, 0.98%, 04/15/2053(d)(f)	17,140,000	777,503
Series 2021-C10, Class XA, 1.21%, 07/15/2054(d)(f)	73,041,728	4,059,813
Series 2021-C10, Class XB, 1.00%, 07/15/2054(d)(f)	74,931,500	4,034,282
Series 2021-C11, Class XB, 0.96%, 09/15/2054(d)(f)	29,540,000	1,628,726
Series 2021-C12, Class B, 2.76%, 11/15/2054	9,000,000	7,362,796
Series 2021-C12, Class XA, 0.93%, 11/15/2054(d)(f)	100,223,893	4,435,178
Series 2021-C12, Class XB, 0.59%, 11/15/2054(d)(f)	59,992,000	2,187,920
Series 2021-C9, Class AS, 2.53%, 02/15/2054	8,500,000	7,288,456
Series 2021-C9, Class ASB, 1.96%, 02/15/2054	10,000,000	9,271,600
Series 2021-C9, Class XB, 0.99%, 02/15/2054(d)(f)	68,467,000	3,477,685

The accompanying notes are an integral part of these financial statements.

12

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2022-C14, Class XA, 0.70%, 02/15/2055(d)(f)	$97,452,033	$3,467,236
Series 2022-C14, Class XB, 0.25%, 02/15/2055(d)(f)	166,823,000	3,548,592
Series 2022-C15, Class XD, 1.33%, 04/15/2055(b)(d)(f)	25,000,000	2,103,150
Series 2022-C17, Class XA, 1.15%, 09/15/2055(d)(f)	64,963,853	4,574,443
Series 2022-C17, Class XB, 0.48%, 09/15/2055(d)(f)	52,655,000	2,082,647
Series 2023-C19, Class A2B, 5.75%, 04/15/2056	10,000,000	10,165,320
Series 2023-C21, Class A2, 6.30%, 09/15/2056(d)	9,729,986	10,201,355
Series 2024-5C27, Class XA, 0.82%, 07/15/2057(b)(d)(f)	58,744,933	1,822,485
Series 2024-5C29, Class AS, 5.63%, 09/15/2057	10,000,000	10,205,421
Series 2024-5C31, Class A3, 5.61%, 12/15/2057	5,000,000	5,173,870
Series 2024-5C31, Class AS, 5.85%, 12/15/2057(d)	11,500,000	11,855,010
Series 2024-5C31, Class XA, 1.06%, 12/15/2057(d)(f)	80,297,670	3,595,754
Series 2024-5C31, Class XB, 0.72%, 12/15/2057(b)(d)(f)	169,223,000	5,669,123
Series 2024-C24, Class XA, 1.62%, 02/15/2057(d)(f)	63,353,819	6,470,281
Series 2024-C24, Class XB, 1.33%, 02/15/2057(d)(f)	32,630,000	3,073,015
Series 2024-C26, Class XA, 1.01%, 05/15/2057(d)(f)	116,298,240	8,807,336
Series 2024-C28, Class AS, 5.84%, 09/15/2057(d)	5,000,000	5,212,967
Series 2024-C28, Class XA, 1.11%, 09/15/2057(d)(f)	36,455,918	2,925,916
Series 2024-C28, Class XB, 0.61%, 09/15/2057(b)(d)(f)	154,907,000	7,925,352
Series 2024-C30, Class XA, 0.86%, 11/15/2057(d)(f)	114,218,083	7,463,375
Series 2025-5C33, Class AS, 6.17%, 03/15/2058(d)	15,000,000	15,659,567
Series 2025-5C33, Class XA, 1.04%, 03/15/2058(d)(f)	101,100,000	3,618,591
Series 2025-C32, Class AS, 5.93%, 02/15/2062	10,000,000	10,541,643
Series 2025-C32, Class XA, 1.13%, 02/15/2062(d)(f)	63,500,000	5,580,043
Series 2025-C32, Class XB, 0.77%, 02/15/2062(b)(d)(f)	76,851,000	4,965,904
Benchmark Mortgage Trust
Series 2019-B12, Class XB, 0.43%, 08/15/2052(b)(d)(f)	93,260,000	1,490,183
Series 2019-B13, Class XB, 0.38%, 08/15/2057(b)(d)(f)	82,774,000	1,312,837

	Par	Value
Series 2019-B13, Class XD, 1.48%, 08/15/2057(b)(d)(f)	$12,071,000	$676,680
Series 2019-B9, Class XA, 1.01%, 03/15/2052(d)(f)	27,805,478	914,784
Series 2019-B9, Class XD, 1.99%, 03/15/2052(b)(d)(f)	11,513,000	755,043
Series 2020-B16, Class XA, 0.91%, 02/15/2053(d)(f)	115,195,572	3,961,391
Series 2020-B16, Class XB, 0.24%, 02/15/2053(b)(d)(f)	70,467,000	742,715
Series 2020-B20, Class XB, 0.58%, 10/15/2053(d)(f)	79,394,000	2,065,594
Series 2020-B21, Class AAB, 1.80%, 12/17/2053	5,966,000	5,537,453
Series 2021-B23, Class AAB, 1.77%, 02/15/2054	5,000,000	4,593,624
Series 2021-B23, Class XA, 1.26%, 02/15/2054(d)(f)	65,866,442	3,505,504
Series 2021-B23, Class XB, 0.91%, 02/15/2054(b)(d)(f)	105,441,000	5,194,793
Series 2021-B24, Class ASB, 2.26%, 03/15/2054	6,400,000	5,937,866
Series 2021-B24, Class XA, 1.14%, 03/15/2054(d)(f)	66,158,964	2,997,974
Series 2021-B24, Class XB, 0.59%, 03/15/2054(d)(f)	99,123,000	3,278,434
Series 2021-B25, Class XA, 1.08%, 04/15/2054(d)(f)	78,328,327	3,822,556
Series 2021-B25, Class XB, 0.66%, 04/15/2054(d)(f)	93,350,000	3,413,445
Series 2021-B26, Class B, 2.58%, 06/15/2054(d)	6,000,000	4,880,573
Series 2021-B26, Class C, 2.87%, 06/15/2054(d)	1,650,000	1,242,617
Series 2021-B26, Class D, 2.00%, 06/15/2054(b)	2,250,000	1,530,474
Series 2021-B26, Class XD, 1.37%, 06/15/2054(b)(d)(f)	10,836,000	797,628
Series 2021-B27, Class B, 2.36%, 07/15/2054	6,000,000	4,690,292
Series 2021-B27, Class C, 2.70%, 07/15/2054	2,000,000	1,436,354
Series 2021-B27, Class D, 2.00%, 07/15/2054(b)	5,000,000	3,181,437
Series 2021-B27, Class XA, 1.23%, 07/15/2054(d)(f)	50,653,552	2,817,416
Series 2021-B27, Class XD, 1.49%, 07/15/2054(b)(d)(f)	28,014,000	2,273,501
Series 2021-B28, Class XA, 1.26%, 08/15/2054(d)(f)	110,993,596	6,300,884
Series 2021-B28, Class XB, 0.95%, 08/15/2054(d)(f)	32,491,000	1,755,086
Series 2021-B29, Class C, 2.75%, 09/15/2054(d)	7,050,000	5,621,186
Series 2021-B29, Class D, 2.00%, 09/15/2054(b)	6,000,000	4,387,817

The accompanying notes are an integral part of these financial statements.

13

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2021-B29, Class XD, 1.30%, 09/15/2054(b)(d)(f)	$27,615,000	$1,892,108
Series 2021-B30, Class C, 2.88%, 11/15/2054(d)	8,181,000	6,262,954
Series 2021-B30, Class E, 2.00%, 11/15/2054(b)	2,250,000	1,298,869
Series 2021-B30, Class XB, 0.59%, 11/15/2054(b)(d)(f)	83,683,000	2,702,760
Series 2021-B30, Class XD, 1.30%, 11/15/2054(b)(d)(f)	18,582,000	1,325,564
Series 2021-B31, Class XA, 0.76%, 12/15/2054(d)(f)	142,521,360	5,544,836
Series 2021-B31, Class XB, 0.43%, 12/15/2054(b)(d)(f)	124,409,000	3,433,116
Series 2021-B31, Class XD, 1.14%, 12/15/2054(b)(d)(f)	31,991,000	2,148,116
Series 2022-B32, Class AS, 3.41%, 01/15/2055(d)	10,000,000	8,634,636
Series 2022-B32, Class XD, 1.52%, 01/15/2055(b)(d)(f)	39,202,000	3,130,456
Series 2022-B33, Class XD, 1.61%, 03/15/2055(b)(d)(f)	21,919,000	1,984,314
Series 2023-B38, Class A2, 5.63%, 04/15/2056	12,000,000	12,105,623
Series 2024-V10, Class AS, 5.73%, 09/15/2057(d)	10,000,000	10,237,054
Series 2024-V10, Class XA, 1.31%, 09/15/2057(d)(f)	62,998,655	3,221,713
Series 2024-V11, Class AM, 6.20%, 11/15/2057(d)	10,000,000	10,419,866
Series 2024-V12, Class A3, 5.74%, 12/15/2057	6,000,000	6,230,667
Series 2024-V12, Class AS, 6.03%, 12/15/2057(d)	10,000,000	10,388,084
Series 2024-V5, Class AM, 6.42%, 01/10/2057(d)	5,900,000	6,167,242
Series 2024-V6, Class XA, 1.34%, 03/15/2057(d)(f)	117,328,291	5,567,591
Series 2024-V8, Class AM, 6.63%, 07/15/2057(d)	5,140,000	5,443,244
Series 2024-V9, Class AS, 6.06%, 08/15/2057(d)	10,000,000	10,382,909
Series 2025-V13, Class AS, 6.13%, 02/15/2058(d)	15,000,000	15,654,756
Series 2025-V13, Class XA, 0.91%, 02/15/2058(d)(f)	100,000,000	3,733,820
BMO Mortgage Trust
Series 2022-C1, Class C, 3.62%, 02/17/2055(d)	2,000,000	1,702,051
Series 2022-C1, Class XD, 1.76%, 02/17/2055(b)(d)(f)	30,550,000	3,133,718
Series 2023-C5, Class A2, 6.52%, 06/15/2056	10,000,000	10,345,744
Series 2023-C7, Class XA, 0.81%, 12/15/2056(b)(d)(f)	100,321,933	5,269,289

	Par	Value
Series 2024-5C3, Class AS, 6.29%, 02/15/2057(d)	$5,750,000	$5,980,170
Series 2024-5C3, Class XA, 1.12%, 02/15/2057(d)(f)	101,189,000	3,804,170
Series 2024-5C7, Class AS, 5.89%, 11/15/2057(d)	5,500,000	5,668,663
Series 2024-C10, Class XB, 0.21%, 11/15/2057(d)(f)	135,745,000	3,343,304
Series 2024-C9, Class XA, 0.86%, 07/15/2057(d)(f)	49,977,823	3,345,845
Series 2024-C9, Class XB, 0.42%, 07/15/2057(d)(f)	181,757,000	6,212,291
Series 2025-C11, Class AS, 5.98%, 02/15/2058(d)	5,029,000	5,297,508
Series 2025-C11, Class ASB, 5.68%, 02/15/2058	4,500,000	4,720,756
Series 2025-C11, Class XA, 1.10%, 02/15/2058(d)(f)	131,169,600	11,155,397
California Housing Finance Agency
Series 2021-1, Class X, 0.80%, 11/20/2035(f)	27,256,734	1,215,650
Series 2021-3, Class X, 0.79%, 08/20/2036(f)	24,952,848	1,176,776
Cantor Commercial Real Estate Lending LP, Series 2019-CF2, Class XB, 0.64%, 11/15/2052(d)(f)	134,736,000	3,398,945
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class XB, 0.32%, 11/15/2050(d)(f)	40,062,667	322,705
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class B, 4.12%, 05/10/2049	13,459,943	13,197,334
Series 2016-C1, Class C, 4.95%, 05/10/2049(d)	8,348,000	8,164,848
Series 2016-C2, Class B, 3.18%, 08/10/2049	9,403,500	9,069,202
Series 2016-P6, Class B, 4.15%, 12/10/2049(d)	6,835,000	6,182,876
Series 2017-B1, Class XB, 0.15%, 08/15/2050(d)(f)	38,016,000	177,922
Series 2017-C4, Class XA, 0.98%, 10/12/2050(d)(f)	30,244,220	628,808
Series 2017-C4, Class XB, 0.27%, 10/12/2050(d)(f)	42,746,500	296,259
Series 2017-P7, Class XB, 0.57%, 04/14/2050(d)(f)	45,124,000	492,989
Series 2017-P8, Class B, 4.19%, 09/15/2050	4,160,000	3,792,633
Series 2018-B2, Class XB, 0.37%, 03/10/2051(d)(f)	49,202,000	554,536
Series 2018-C5, Class XB, 0.32%, 06/10/2051(b)(d)(f)	28,400,000	325,737
Series 2018-C6, Class AAB, 4.34%, 11/10/2051	3,742,539	3,719,864

The accompanying notes are an integral part of these financial statements.

14

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2019-C7, Class B, 3.67%, 12/15/2072(d)	$10,000,000	$9,020,798
Series 2019-C7, Class XA, 0.82%, 12/15/2072(d)(f)	69,390,385	2,313,968
Series 2019-C7, Class XB, 0.26%, 12/15/2072(b)(d)(f)	50,711,000	636,433
Series 2019-C7, Class XD, 1.17%, 12/15/2072(b)(d)(f)	39,933,000	2,025,609
Series 2019-GC41, Class AS, 3.02%, 08/10/2056	10,339,000	9,279,058
Series 2019-GC41, Class XA, 1.03%, 08/10/2056(d)(f)	49,073,285	1,657,092
Series 2020-GC46, Class XA, 0.96%, 02/15/2053(d)(f)	83,175,129	3,269,498
Series 2020-GC46, Class XB, 0.31%, 02/15/2053(b)(d)(f)	92,457,000	1,556,569
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2017-CD3, Class XB, 0.55%, 02/10/2050(d)(f)	61,857,000	687,602
Series 2018-CD7, Class ASB, 4.21%, 08/15/2051	2,238,771	2,225,491
Commercial Mortgage Pass Through Certificates
Series 2019-GC44, Class XD, 1.01%, 08/15/2057(b)(d)(f)	19,460,000	845,979
Series 2024-277P, Class A, 6.34%, 08/10/2044(b)	8,000,000	8,377,098
Series 2024-CBM, Class A2, 5.87%, 12/10/2041(b)(d)	6,750,000	6,909,611
Computershare Corporate Trust
Series 2016-C37, Class D, 3.16%, 12/15/2049(b)(d)	9,625,000	8,808,835
Series 2017-C40, Class B, 4.23%, 10/15/2050(d)	2,000,000	1,881,281
Series 2017-C40, Class C, 4.30%, 10/15/2050(d)	1,670,000	1,530,123
Series 2018-C48, Class B, 4.90%, 01/15/2052(d)	5,000,000	4,788,614
Series 2019-C49, Class D, 3.00%, 03/15/2052(b)	3,250,000	2,756,405
Series 2019-C53, Class C, 3.58%, 10/15/2052(d)	3,275,000	2,899,581
Series 2021-C61, Class AS, 2.86%, 11/15/2054	5,400,000	4,656,507
Series 2024-C63, Class XA, 1.00%, 08/15/2057(d)(f)	70,802,060	5,339,636
Series 2024-C63, Class XB, 0.38%, 08/15/2057(d)(f)	147,039,000	5,185,786
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class XD, 0.50%, 04/15/2050(b)(d)(f)	62,192,000	2,817
Series 2016-C5, Class XD, 1.00%, 11/15/2048(b)(d)(f)	46,821,000	195,454

	Par	Value
Series 2017-C8, Class XB, 0.35%, 06/15/2050(d)(f)	$74,773,000	$528,787
Series 2019-C17, Class XA, 1.32%, 09/15/2052(d)(f)	78,311,666	3,623,074
Series 2019-C18, Class C, 3.91%, 12/15/2052(d)	3,987,000	3,594,181
Series 2019-C18, Class XA, 0.99%, 12/15/2052(d)(f)	92,116,370	3,286,058
GS Mortgage Securities Corp. II
Series 2012-BWTR, Class A, 2.95%, 11/05/2034(b)	433,045	371,640
Series 2012-BWTR, Class B, 3.26%, 11/05/2034(b)	6,608,000	3,820,296
Series 2015-GC32, Class B, 4.39%, 07/10/2048(d)	8,453,000	8,366,974
Series 2015-GC34, Class A3, 3.24%, 10/10/2048	12,066,956	11,991,697
Series 2016-GS3, Class B, 3.40%, 10/10/2049(d)	10,417,000	9,818,183
Series 2017-GS8, Class XB, 0.36%, 11/10/2050(d)(f)	44,642,000	434,398
Series 2018-GS10, Class XD, 1.40%, 07/10/2051(b)(d)(f)	24,049,000	1,146,286
Series 2019-GC38, Class XD, 1.89%, 02/10/2052(b)(d)(f)	20,916,000	1,358,919
Series 2019-GC39, Class XB, 0.62%, 05/10/2052(d)(f)	69,588,000	1,735,713
Series 2019-GC39, Class XD, 1.60%, 05/10/2052(b)(d)(f)	24,645,000	1,439,155
Series 2019-GSA1, Class XA, 0.80%, 11/10/2052(d)(f)	69,515,183	2,152,482
Series 2020-GC45, Class AAB, 2.84%, 02/13/2053	12,670,195	12,183,467
Series 2020-GSA2, Class XB, 0.93%, 12/12/2053(b)(d)(f)	73,324,000	3,501,067
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.47%, 01/13/2040(b)(d)	4,600,000	4,699,567
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-CB20, Class X1, 0.00%, 02/12/2051(b)(d)(f)	88,447	0
Series 2017-JP6, Class XB, 0.63%, 07/15/2050(d)(f)	68,830,000	896,222
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class XD, 0.50%, 11/15/2048(b)(d)(f)	23,066,000	38,746
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class B, 3.64%, 12/15/2049(d)	5,500,000	5,106,073
Mcp Holding Co. LLC, Series 2015-GC30, Class B, 4.01%, 05/10/2050(d)	2,960,000	2,836,865
Morgan Stanley ABS Capital I, Inc., Series 2021-L7, Class XB, 0.41%, 10/15/2054(d)(f)	143,080,000	3,704,856

The accompanying notes are an integral part of these financial statements.

15

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class B, 4.13%, 07/15/2050(d)	$6,345,000	$6,240,125
Series 2015-C27, Class B, 4.48%, 12/15/2047(d)	3,000,000	2,896,011
Series 2016-C31, Class XD, 1.25%, 11/15/2049(b)(d)(f)	21,212,500	374,186
Series 2017-C34, Class B, 4.11%, 11/15/2052(d)	10,054,000	9,296,252
Series 2017-C34, Class D, 2.70%, 11/15/2052(b)	4,953,000	3,288,114
Morgan Stanley Capital I Trust, Series 2016-BN2, Class XB, 0.52%, 11/15/2049(d)(f)	58,680,000	488,388
Morgan Stanley Capital I, Inc.
Series 2017-H1, Class B, 4.08%, 06/15/2050	1,270,000	1,209,475
Series 2017-H1, Class C, 4.28%, 06/15/2050(d)	7,959,000	7,205,954
Series 2017-H1, Class XD, 2.14%, 06/15/2050(b)(d)(f)	8,725,000	371,554
Series 2017-HR2, Class A3, 3.33%, 12/15/2050	11,636,599	11,204,885
Series 2017-HR2, Class B, 4.06%, 12/15/2050(d)	6,000,000	5,802,605
Series 2017-HR2, Class C, 4.32%, 12/15/2050(d)	10,576,000	10,094,331
Series 2018-H3, Class ASB, 4.12%, 07/15/2051	4,197,261	4,153,081
Series 2018-H3, Class XB, 0.36%, 07/15/2051(d)(f)	135,712,000	1,572,101
Series 2018-H3, Class XD, 1.85%, 07/15/2051(b)(d)(f)	15,363,500	814,989
Series 2019-H7, Class C, 4.13%, 07/15/2052	9,593,000	8,745,599
Series 2019-H7, Class D, 3.00%, 07/15/2052(b)	2,402,000	1,957,094
Series 2019-H7, Class XB, 0.63%, 07/15/2052(d)(f)	130,723,000	3,383,464
Series 2019-L2, Class XB, 0.62%, 03/15/2052(d)(f)	127,093,000	2,907,303
Series 2021-L5, Class B, 3.10%, 05/15/2054	6,627,000	5,763,993
Series 2021-L5, Class D, 2.50%, 05/15/2054(b)	3,500,000	2,543,493
Series 2021-L5, Class XB, 0.71%, 05/15/2054(d)(f)	70,387,500	2,856,170
Series 2021-L6, Class B, 2.95%, 06/15/2054(d)	7,500,000	6,204,922
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.91%, 12/15/2056(d)(f)	22,543,432	1,377,877

	Par	Value
New Hampshire Business Finance Authority, Series 2023-2, Class X, 0.81%, 01/20/2038(d)(f)	$32,413,410	$1,734,766
UBS Commercial Mortgage Trust
Series 2017-C1, Class XB, 0.92%, 06/15/2050(d)(f)	13,000,000	232,914
Series 2017-C6, Class XB, 0.57%, 12/15/2050(d)(f)	63,420,500	901,973
Series 2017-C7, Class XB, 0.36%, 12/15/2050(d)(f)	170,396,000	1,907,890
Series 2018-C12, Class XA, 0.86%, 08/15/2051(d)(f)	40,035,520	994,210
Series 2018-C12, Class XB, 0.28%, 08/15/2051(d)(f)	139,858,000	1,538,997
Series 2018-C13, Class ASB, 4.24%, 10/15/2051	2,458,567	2,438,118
Series 2018-C13, Class XB, 0.29%, 10/15/2051(d)(f)	128,678,000	1,574,800
Series 2018-C13, Class XD, 2.02%, 10/15/2051(b)(d)(f)	16,442,000	1,075,180
Series 2018-C14, Class XB, 0.26%, 12/15/2051(d)(f)	114,392,000	1,332,713
Series 2018-C8, Class A3, 3.72%, 02/15/2051	2,000,458	1,950,390
Series 2019-C17, Class XB, 0.85%, 10/15/2052(d)(f)	128,213,000	4,452,235
Series 2019-C18, Class AS, 3.38%, 12/15/2052(d)	9,000,000	8,194,562
Series 2019-C18, Class ASB, 2.99%, 12/15/2052	4,343,714	4,200,060
UBS-Barclays Commercial Mortgage Trust
Series 2019-C3, Class XB, 0.76%, 05/15/2052(d)(f)	56,340,000	1,678,115
Series 2019-C4, Class XB, 1.11%, 08/15/2052(d)(f)	43,170,000	1,933,377
Series 2019-C5, Class XB, 0.34%, 11/15/2052(d)(f)	174,774,000	2,424,675
Series 2019-C5, Class XD, 1.32%, 11/15/2052(b)(d)(f)	12,996,000	688,137
Washington State Housing Finance Commission, Series 2021-1, Class X, 0.73%, 12/20/2035(d)(f)	20,043,977	816,391
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class C, 4.06%, 05/15/2048(d)	11,105,000	10,493,289
Series 2015-C28, Class D, 4.06%, 05/15/2048(d)	4,376,000	3,673,180
Series 2015-C30, Class B, 4.40%, 09/15/2058(d)	5,800,000	5,743,201
Series 2015-NXS1, Class B, 3.66%, 05/15/2048(d)	1,320,000	1,308,473
Series 2016-C37, Class C, 4.46%, 12/15/2049(d)	11,213,000	10,808,715
Series 2016-LC24, Class XB, 0.98%, 10/15/2049(d)(f)	66,264,075	900,270

The accompanying notes are an integral part of these financial statements.

16

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2017-C42, Class XB, 0.32%, 12/15/2050(d)(f)	$116,750,000	$1,092,255
Series 2017-RB1, Class XB, 0.72%, 03/15/2050(d)(f)	69,254,209	1,009,359
Series 2018-C43, Class C, 4.51%, 03/15/2051(d)	4,033,000	3,795,483
Series 2018-C45, Class B, 4.56%, 06/16/2051	3,317,000	3,184,095
Series 2018-C45, Class C, 4.73%, 06/15/2051	4,004,000	3,764,618
Series 2018-C47, Class AS, 4.67%, 09/15/2061(d)	8,000,000	7,879,816
Series 2018-C47, Class XB, 0.15%, 09/15/2061(d)(f)	164,144,000	1,048,174
Series 2018-C48, Class ASB, 4.25%, 01/15/2052	5,245,583	5,203,614
Series 2018-C48, Class XB, 0.25%, 01/15/2052(d)(f)	138,642,000	1,458,860
Series 2019-C49, Class ASB, 3.93%, 03/15/2052	4,016,920	3,964,167
Series 2019-C49, Class B, 4.55%, 03/15/2052	8,947,000	8,621,816
Series 2019-C49, Class XB, 0.60%, 03/15/2052(d)(f)	125,812,000	2,870,715
Series 2019-C50, Class XB, 0.87%, 05/15/2052(d)(f)	36,427,311	1,212,301
Series 2019-C51, Class XB, 0.62%, 06/15/2052(d)(f)	130,394,000	3,285,186
Series 2019-C52, Class C, 3.56%, 08/15/2052	6,206,000	5,283,656
Series 2019-C52, Class XA, 1.56%, 08/15/2052(d)(f)	51,571,692	2,762,257
Series 2019-C52, Class XB, 1.08%, 08/15/2052(d)(f)	113,763,146	4,840,372
Series 2019-C53, Class B, 3.51%, 10/15/2052(d)	5,200,000	4,760,597
Series 2019-C53, Class XB, 0.50%, 10/15/2052(d)(f)	105,325,000	2,259,906
Series 2020-C55, Class XB, 0.81%, 02/15/2053(d)(f)	58,030,370	1,999,750
Series 2020-C56, Class ASB, 2.42%, 06/15/2053	2,249,965	2,130,151
Series 2020-C56, Class XB, 0.27%, 06/15/2053(d)(f)	127,035,000	1,488,024
Series 2020-C57, Class ASB, 1.91%, 08/15/2053	7,250,000	6,763,188
Series 2020-C57, Class C, 4.02%, 08/15/2053(d)	6,237,000	5,698,874
Series 2020-C57, Class D, 2.50%, 08/15/2053(b)	3,254,077	2,545,775
Series 2020-C57, Class XA, 2.05%, 08/15/2053(d)(f)	21,814,414	1,819,353
Series 2020-C57, Class XB, 0.73%, 08/15/2053(d)(f)	74,972,000	2,637,537

	Par	Value
Series 2020-C58, Class XB, 1.11%, 07/15/2053(d)(f)	$109,974,000	$5,972,545
Series 2021-C59, Class C, 3.28%, 04/15/2054	7,648,000	6,244,694
Series 2021-C59, Class XB, 0.90%, 04/15/2054(d)(f)	65,782,000	3,127,875
Series 2021-C59, Class XD, 1.45%, 04/15/2054(b)(d)(f)	40,274,000	2,950,224
Series 2021-C60, Class B, 2.73%, 08/15/2054	7,114,678	5,978,778
Series 2021-C60, Class C, 2.74%, 08/15/2054	4,475,000	3,624,618
Series 2021-C60, Class XA, 1.49%, 08/15/2054(d)(f)	40,135,801	2,770,201
Series 2021-C60, Class XB, 1.09%, 08/15/2054(d)(f)	40,551,000	2,479,584
Series 2021-C61, Class B, 3.11%, 11/15/2054	6,221,000	5,329,874
Series 2021-C61, Class XD, 1.40%, 11/15/2054(b)(d)(f)	9,132,000	723,120
Series 2024-5C1, Class AS, 6.52%, 07/15/2057	6,000,000	6,309,308
Series 2024-5C2, Class AS, 6.15%, 11/15/2057(d)	12,901,000	13,479,140
Series 2025-5C3, Class AS, 6.39%, 01/15/2058(d)	5,000,000	5,263,041
Series 2025-5C3, Class B, 6.54%, 01/15/2058(d)	1,500,000	1,572,126
Series 2025-C64, Class AS, 5.84%, 02/15/2058(d)	14,500,000	15,178,687
Series 2025-C64, Class XA, 1.03%, 02/15/2058(d)(f)	105,904,503	8,200,069
Series 2025-C64, Class XD, 2.12%, 02/15/2058(b)(d)(f)	10,909,000	1,783,584
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,490,690,935)		1,411,335,223
U.S. TREASURY SECURITIES - 12.1%
United States Treasury Notes/Bonds
4.38%, 08/15/2043	205,000,000	200,707,813
4.75%, 11/15/2043	195,000,000	200,088,281
4.50%, 02/15/2044	94,750,000	94,065,283
4.63%, 05/15/2044	60,000,000	60,473,437
3.13%, 08/15/2044	25,000,000	20,276,367
United States Treasury Strip Principal
0.00%, 02/15/2042	100,000,000	46,820,582
0.00%, 05/15/2042	150,000,000	69,212,925
0.00%, 08/15/2042	75,000,000	34,070,190
0.00%, 11/15/2042	150,000,000	67,143,240
0.00%, 02/15/2043	150,000,000	66,302,963
0.00%, 05/15/2043	150,000,000	65,512,619
0.00%, 02/15/2044	150,000,000	63,225,309

The accompanying notes are an integral part of these financial statements.

17

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
U.S. TREASURY SECURITIES - (Continued)
0.00%, 05/15/2044	$150,000,000	$62,412,666
0.00%, 08/15/2044	150,000,000	61,437,924
TOTAL U.S. TREASURY SECURITIES (Cost $1,092,184,691)		1,111,749,599
ASSET-BACKED SECURITIES - 11.1%
American Credit Acceptance Receivables Trust
Series 2021-3, Class E, 2.56%, 11/15/2027(b)	9,094,000	9,054,328
Series 2021-4, Class E, 3.12%, 02/14/2028(b)	5,700,000	5,673,591
Series 2022-1, Class E, 3.64%, 03/13/2028(b)	12,000,000	11,922,558
Series 2022-4, Class C, 7.86%, 02/15/2029(b)	1,007,970	1,011,824
Series 2022-4, Class D, 8.00%, 02/15/2029(b)	7,500,000	7,645,997
Series 2023-1, Class C, 5.59%, 04/12/2029(b)	4,133,103	4,144,584
Series 2023-2, Class C, 5.96%, 08/13/2029(b)	10,105,984	10,151,773
Series 2023-3, Class C, 6.44%, 10/12/2029(b)	7,020,000	7,100,685
Series 2023-4, Class C, 6.99%, 09/12/2030(b)	7,500,000	7,656,575
Series 2024-1, Class B, 5.60%, 11/12/2027(b)	5,000,000	5,016,021
Series 2024-1, Class C, 5.63%, 01/14/2030(b)	5,000,000	5,038,613
Series 2024-2, Class B, 6.10%, 12/13/2027(b)	5,750,000	5,799,065
Series 2024-2, Class C, 6.24%, 04/12/2030(b)	4,750,000	4,833,901
Series 2024-3, Class B, 5.66%, 08/14/2028(b)	8,000,000	8,071,278
Series 2024-3, Class C, 5.73%, 07/12/2030(b)	6,350,000	6,443,619
Series 2024-4, Class A, 4.81%, 03/13/2028(b)	8,179,891	8,189,489
Series 2024-4, Class C, 4.91%, 08/12/2031(b)	2,000,000	2,009,000
Series 2025-1, Class C, 5.09%, 08/12/2031(b)	6,875,000	6,931,367
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D, 1.21%, 12/18/2026	2,360,000	2,334,403
Series 2023-1, Class A2A, 5.84%, 10/19/2026	352,351	352,717
Series 2023-2, Class A3, 5.81%, 05/18/2028	15,000,000	15,198,930
Series 2024-1, Class A2A, 5.75%, 02/18/2028	1,712,578	1,720,340

	Par	Value
Series 2024-1, Class A3, 5.43%, 01/18/2029	$12,000,000	$12,146,279
CarMax Auto Owner Trust
Series 2022-3, Class D, 6.20%, 01/16/2029	6,250,000	6,341,920
Series 2023-2, Class A2A, 5.50%, 06/15/2026	130,992	131,092
Series 2023-3, Class A2A, 5.72%, 11/16/2026	1,565,039	1,568,273
Series 2024-1, Class A2A, 5.30%, 03/15/2027	4,171,747	4,183,665
Series 2024-1, Class B, 5.17%, 08/15/2029	4,400,000	4,475,568
Series 2024-2, Class A3, 5.50%, 01/16/2029	13,000,000	13,214,219
CNH Equipment Trust
Series 2023-A, Class A2, 5.34%, 09/15/2026	538,798	539,169
Series 2023-B, Class A3, 5.60%, 02/15/2029	5,000,000	5,091,579
Series 2024-A, Class A2, 5.19%, 07/15/2027	2,706,093	2,711,805
CPS Auto Trust
Series 2021-D, Class E, 4.06%, 12/15/2028(b)	5,000,000	4,919,042
Series 2023-A, Class C, 5.54%, 04/16/2029(b)	2,500,000	2,508,021
Series 2024-C, Class B, 5.68%, 12/15/2028(b)	3,920,000	3,968,349
Series 2024-D, Class A, 4.91%, 06/15/2028(b)	4,249,020	4,257,600
Enterprise Fleet Financing LLC
Series 2024-1, Class A2, 5.23%, 03/20/2030(b)	5,951,448	6,002,359
Series 2024-3, Class A2, 5.31%, 04/20/2027(b)	3,250,000	3,269,534
Series 2024-3, Class A3, 4.98%, 08/21/2028(b)	3,000,000	3,038,452
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.40%, 04/15/2027	857,059	838,466
Series 2021-2A, Class E, 2.90%, 07/17/2028(b)	1,500,000	1,463,809
Series 2021-3A, Class E, 3.04%, 12/15/2028(b)	5,000,000	4,858,353
Series 2022-2A, Class D, 4.56%, 07/17/2028	2,860,000	2,850,607
Series 2022-4A, Class C, 4.92%, 12/15/2028	2,448,347	2,450,137
Series 2022-5A, Class B, 5.97%, 03/15/2027	57,755	57,803
Series 2022-5A, Class C, 6.51%, 12/15/2027	5,060,000	5,090,822
Series 2022-6A, Class B, 6.03%, 08/16/2027	1,934,580	1,936,943
Series 2022-6A, Class C, 6.32%, 05/15/2028	9,878,000	9,963,905

The accompanying notes are an integral part of these financial statements.

18

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Series 2023-1A, Class D, 6.69%, 06/15/2029	$2,960,000	$3,034,025
Series 2023-2A, Class B, 5.61%, 09/15/2027	2,772,453	2,780,042
Series 2023-4A, Class B, 6.31%, 10/15/2027	6,313,454	6,341,421
Series 2023-4A, Class C, 6.51%, 08/15/2028	5,000,000	5,087,125
Series 2023-5A, Class B, 6.58%, 04/17/2028	5,330,000	5,389,968
Series 2024-1A, Class A3, 5.31%, 08/16/2027	8,471,982	8,487,375
Series 2024-1A, Class B, 5.29%, 08/15/2028	7,000,000	7,038,994
Series 2024-2A, Class B, 5.61%, 04/17/2028	1,500,000	1,506,750
Series 2024-2A, Class C, 5.74%, 05/15/2029	5,000,000	5,073,088
Series 2024-3A, Class A3, 5.65%, 12/15/2027	4,000,000	4,022,930
Series 2024-3A, Class C, 5.70%, 07/16/2029	3,250,000	3,306,593
Series 2024-4A, Class A3, 5.28%, 08/15/2030	4,300,000	4,324,606
Series 2024-4A, Class B, 5.29%, 08/15/2030	1,800,000	1,816,271
Series 2024-4A, Class C, 5.48%, 08/15/2030	1,200,000	1,217,305
Series 2024-5A, Class A2, 4.79%, 04/15/2027	4,856,821	4,860,443
Series 2024-5A, Class C, 4.64%, 01/15/2030	2,500,000	2,499,668
Series 2025-1A, Class C, 5.09%, 05/15/2031	7,750,000	7,836,000
First Investors Auto Owner Trust
Series 2021-1A, Class C, 1.17%, 03/15/2027(b)	147,122	146,913
Series 2022-1A, Class C, 3.13%, 05/15/2028(b)	5,000,000	4,940,371
Flagship Credit Auto Trust
Series 2020-2, Class D, 5.75%, 04/15/2026(b)	9,774	9,781
Series 2022-3, Class A3, 4.55%, 04/15/2027(b)	2,197,598	2,198,039
Series 2023-2, Class A2, 5.76%, 04/15/2027(b)	1,411,862	1,413,659
Ford Credit Auto Owner Trust, Series 2023-B, Class A2A, 5.57%, 06/15/2026	1,832,873	1,835,563
GLS Auto Receivables Trust
Series 2020-3A, Class E, 4.31%, 07/15/2027(b)	3,176,242	3,176,339
Series 2020-4A, Class E, 3.51%, 10/15/2027(b)	7,469,454	7,448,671
Series 2021-1A, Class E, 3.14%, 01/18/2028(b)	3,250,000	3,222,601

	Par	Value
Series 2021-2A, Class E, 2.87%, 05/15/2028(b)	$5,410,000	$5,291,665
Series 2021-3A, Class E, 3.20%, 10/16/2028(b)	5,700,000	5,553,181
Series 2021-4A, Class C, 1.94%, 10/15/2027(b)	1,502,394	1,498,786
Series 2021-4A, Class E, 4.43%, 10/16/2028(b)	5,000,000	4,906,545
Series 2023-1A, Class B, 6.19%, 06/15/2027(b)	556,745	557,805
Series 2023-1A, Class C, 6.38%, 12/15/2028(b)	7,172,000	7,235,816
Series 2023-2A, Class A2, 5.70%, 01/15/2027(b)	114,785	114,868
Series 2023-2A, Class B, 5.52%, 11/15/2027(b)	7,800,000	7,821,679
Series 2023-2A, Class C, 5.69%, 03/15/2029(b)	7,893,000	7,974,060
Series 2023-3A, Class C, 6.01%, 05/15/2029(b)	8,092,000	8,222,009
Series 2023-4A, Class A3, 6.42%, 06/15/2027(b)	2,075,000	2,085,117
Series 2023-4A, Class B, 6.57%, 03/15/2028(b)	10,000,000	10,145,395
Series 2024-1A, Class A3, 5.40%, 09/15/2027(b)	8,500,000	8,528,554
Series 2024-1A, Class B, 5.49%, 07/17/2028(b)	10,000,000	10,087,803
Series 2024-1A, Class C, 5.64%, 12/17/2029(b)	3,500,000	3,558,194
Series 2024-2A, Class A3, 5.64%, 01/18/2028(b)	10,000,000	10,084,268
Series 2024-2A, Class B, 5.77%, 11/15/2028(b)	10,000,000	10,158,052
Series 2024-2A, Class C, 6.03%, 02/15/2030(b)	3,250,000	3,335,595
Series 2024-3A, Class A3, 5.02%, 04/17/2028(b)	8,000,000	8,039,906
Series 2024-3A, Class B, 5.08%, 01/16/2029(b)	7,137,000	7,196,917
Series 2024-3A, Class C, 5.21%, 02/18/2031(b)	3,500,000	3,540,868
Series 2024-4A, Class A2, 4.76%, 10/15/2027(b)	12,000,000	12,013,711
Series 2024-4A, Class A3, 4.75%, 07/17/2028(b)	9,750,000	9,779,435
Series 2024-4A, Class B, 4.89%, 04/16/2029(b)	10,000,000	10,049,737
Series 2024-4A, Class C, 5.10%, 06/17/2030(b)	5,000,000	5,049,588
GLS Auto Select Receivables Trust
Series 2024-4A, Class B, 4.50%, 11/15/2030(b)	3,380,000	3,370,578
Series 2024-4A, Class C, 4.75%, 11/15/2030(b)	3,700,000	3,688,662

The accompanying notes are an integral part of these financial statements.

19

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class A2A, 5.74%, 09/16/2026	$1,145,947	$1,147,615
Series 2024-2, Class A3, 5.10%, 03/16/2029	6,000,000	6,070,602
Honda Auto Receivables Owner Trust, Series 2023-2, Class A2, 5.41%, 04/15/2026	1,276,881	1,278,396
John Deere Owner Trust
Series 2023-B, Class A2, 5.59%, 06/15/2026	1,015,381	1,016,339
Series 2023-C, Class A3, 5.48%, 05/15/2028	5,000,000	5,055,924
NextGear Floorplan Master Trust, Series 2024-1A, Class A2, 5.12%, 03/15/2029(b)	10,000,000	10,148,198
OneMain Direct Auto Receivables Trust, Series 2025-1A, Class A, 5.36%, 04/16/2035(b)	7,500,000	7,737,066
Santander Consumer USA Holdings, Inc.
Series 2022-2, Class B, 3.44%, 09/15/2027	3,234,361	3,225,962
Series 2022-2, Class C, 3.76%, 07/16/2029	5,075,000	5,036,222
Series 2022-4, Class B, 4.42%, 11/15/2027	2,017,725	2,016,904
Series 2023-3, Class A3, 5.61%, 10/15/2027	4,076,585	4,088,562
Series 2023-4, Class A3, 5.73%, 04/17/2028	14,300,000	14,373,742
Series 2023-4, Class B, 5.77%, 12/15/2028	4,574,000	4,645,983
Series 2023-5, Class B, 6.16%, 12/17/2029	4,500,000	4,608,525
Series 2023-6, Class A3, 5.93%, 07/17/2028	10,180,000	10,275,234
Series 2023-6, Class C, 6.40%, 03/17/2031	5,000,000	5,194,434
Series 2024-1, Class A3, 5.25%, 04/17/2028	15,000,000	15,054,657
Series 2024-1, Class C, 5.45%, 03/15/2030	1,000,000	1,015,540
Series 2024-2, Class A3, 5.63%, 11/15/2028	12,300,000	12,412,159
Series 2024-2, Class B, 5.78%, 07/16/2029	10,000,000	10,202,850
Series 2024-3, Class A3, 5.63%, 01/16/2029	7,000,000	7,078,086
Series 2024-3, Class B, 5.55%, 09/17/2029	8,600,000	8,758,933
Series 2024-3, Class C, 5.64%, 08/15/2030	3,500,000	3,584,180
Series 2024-4, Class A3, 4.85%, 01/16/2029	13,513,000	13,572,476

	Par	Value
Series 2024-4, Class C, 4.95%, 04/15/2030	$6,500,000	$6,551,540
Series 2024-5, Class A2, 4.88%, 09/15/2027	11,131,370	11,143,458
Series 2024-5, Class C, 4.78%, 01/15/2031	5,290,000	5,305,730
Series 2025-1, Class C, 5.04%, 03/17/2031	7,000,000	7,075,519
Santander Consumer USA, Inc.
Series 2022-5, Class C, 4.74%, 10/16/2028	8,000,000	8,002,062
Series 2022-6, Class B, 4.72%, 06/15/2027	6,718,500	6,720,059
Series 2022-6, Class D, 5.69%, 02/18/2031	9,505,000	9,649,101
Series 2022-7, Class A3, 5.75%, 04/15/2027	506,005	506,410
Series 2022-7, Class B, 5.95%, 01/17/2028	15,960,000	16,041,240
Series 2022-7, Class C, 6.69%, 03/17/2031	9,695,000	9,965,388
Series 2023-1, Class B, 4.98%, 02/15/2028	14,017,102	14,034,901
Series 2023-1, Class C, 5.09%, 05/15/2030	10,000,000	10,062,974
Series 2023-2, Class A3, 5.21%, 07/15/2027	3,088,717	3,092,058
Series 2023-2, Class B, 5.24%, 05/15/2028	1,360,000	1,365,401
Series 2023-2, Class C, 5.47%, 12/16/2030	5,000,000	5,077,273
Series 2024-1, Class A3, 5.35%, 02/15/2028	7,250,000	7,272,259
Series 2024-1, Class B, 5.31%, 01/16/2029	7,330,000	7,383,793
Series 2024-2, Class A2, 4.94%, 12/15/2027	15,856,511	15,883,854
Series 2024-2, Class C, 4.67%, 05/17/2032	3,750,000	3,749,784
SBNA Auto Receivables Trust, Series 2024-A, Class A3, 5.32%, 12/15/2028(b)	6,285,000	6,317,251
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A2A, 5.60%, 08/17/2026	1,828,791	1,832,123
Westlake Automobile Receivables Trust
Series 2021-1A, Class E, 2.33%, 08/17/2026(b)	8,370,000	8,346,783
Series 2021-2A, Class D, 1.23%, 12/15/2026(b)	4,391,452	4,360,528
Series 2021-2A, Class E, 2.38%, 03/15/2027(b)	2,225,000	2,199,326
Series 2021-3A, Class E, 3.42%, 04/15/2027(b)	10,030,000	9,930,863
Series 2022-1A, Class C, 3.11%, 03/15/2027(b)	1,195,479	1,194,067

The accompanying notes are an integral part of these financial statements.

20

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Series 2022-2A, Class D, 5.48%, 09/15/2027(b)	$10,725,000	$10,803,418
Series 2022-3A, Class B, 5.99%, 12/15/2027(b)	8,520,339	8,536,940
Series 2022-3A, Class C, 6.44%, 12/15/2027(b)	5,160,000	5,204,350
Series 2023-1A, Class A3, 5.21%, 01/18/2028(b)	5,620,742	5,626,958
Series 2023-1A, Class B, 5.41%, 01/18/2028(b)	3,750,000	3,761,602
Series 2023-1A, Class C, 5.74%, 08/15/2028(b)	6,275,000	6,336,155
Series 2023-1A, Class D, 6.79%, 11/15/2028(b)	1,100,000	1,133,565
Series 2023-2A, Class A3, 5.80%, 02/16/2027(b)	6,000,492	6,013,516
Series 2023-2A, Class B, 6.14%, 03/15/2028(b)	5,690,000	5,733,022
Series 2023-2A, Class C, 6.29%, 03/15/2028(b)	8,805,000	8,936,060
Series 2023-3A, Class A3, 5.82%, 05/17/2027(b)	6,655,000	6,694,509
Series 2023-3A, Class B, 5.92%, 09/15/2028(b)	2,818,000	2,849,925
Series 2023-3A, Class C, 6.02%, 09/15/2028(b)	6,350,000	6,463,822
Series 2023-4A, Class C, 6.64%, 11/15/2028(b)	8,060,000	8,294,920
Series 2024-1A, Class A3, 5.44%, 05/17/2027(b)	7,250,000	7,292,327
Series 2024-1A, Class B, 5.55%, 11/15/2027(b)	10,000,000	10,102,898
Series 2024-1A, Class C, 5.65%, 02/15/2029(b)	6,330,000	6,429,879
Series 2024-2A, Class A3, 5.56%, 02/15/2028(b)	10,065,000	10,186,528
Series 2024-2A, Class B, 5.62%, 03/15/2030(b)	7,000,000	7,108,537
Series 2024-2A, Class C, 5.68%, 03/15/2030(b)	5,000,000	5,093,766
Series 2024-3A, Class A2A, 4.82%, 09/15/2027(b)	13,520,000	13,539,631
Series 2024-3A, Class C, 4.92%, 11/15/2029(b)	5,000,000	5,026,355
Series 2025-1A, Class C, 5.14%, 10/15/2030(b)	6,500,000	6,563,131
World Omni Auto Trust, Series 2025-A, Class B, 5.08%, 11/15/2030	3,500,000	3,559,557
World Omni Select Auto Trust
Series 2024-A, Class A2A, 5.37%, 02/15/2028	2,515,255	2,525,078

	Par	Value
Series 2024-A, Class A3, 4.98%, 02/15/2030	$2,000,000	$2,018,245
TOTAL ASSET-BACKED SECURITIES (Cost $1,010,494,500)		1,019,578,792
COLLATERALIZED LOAN OBLIGATIONS - 10.4%
Alinea CLO
Series 2018-1A, Class CR, 5.65% (3 mo. Term SOFR + 1.35%), 07/20/2031(b)	6,160,000	6,160,000
Series 2018-1A, Class DR, 6.55% (3 mo. Term SOFR + 2.25%), 07/20/2031(b)	3,000,000	3,000,000
Allegany Park CLO Ltd., Series 2019-1A, Class DR, 7.39% (3 mo. Term SOFR + 3.10%), 01/20/2035(b)	4,000,000	4,010,052
Allegro CLO Ltd., Series 2019-1A, Class ARR, 5.42% (3 mo. Term SOFR + 1.13%), 04/20/2032(b)	913,017	914,214
Annisa CLO Ltd., Series 2016-2A, Class BRR, 5.79% (3 mo. Term SOFR + 1.50%), 07/20/2031(b)	14,415,000	14,428,867
Apidos CLO
Series 2013-12A, Class BRR, 5.75% (3 mo. Term SOFR + 1.45%), 04/15/2031(b)	6,350,000	6,360,484
Series 2013-12A, Class CRR, 6.10% (3 mo. Term SOFR + 1.80%), 04/15/2031(b)	5,610,000	5,618,673
Series 2013-12A, Class ER, 9.96% (3 mo. Term SOFR + 5.66%), 04/15/2031(b)	5,000,000	5,024,690
Series 2013-15A, Class CRR, 6.40% (3 mo. Term SOFR + 2.11%), 04/20/2031(b)	5,500,000	5,507,238
Series 2013-15A, Class DRR, 7.25% (3 mo. Term SOFR + 2.96%), 04/20/2031(b)	5,000,000	5,008,960
Series 2015-22A, Class CR, 7.50% (3 mo. Term SOFR + 3.21%), 04/20/2031(b)	2,000,000	2,005,782
Series 2016-24A, Class DR, 10.35% (3 mo. Term SOFR + 6.06%), 10/20/2030(b)	2,550,000	2,559,017
Series 2017-28A, Class A1B, 5.70% (3 mo. Term SOFR + 1.41%), 01/20/2031(b)	12,000,000	12,009,588
Series 2018-29A, Class B, 6.46% (3 mo. Term SOFR + 2.16%), 07/25/2030(b)	7,600,000	7,610,275
Series 2018-29A, Class C, 7.31% (3 mo. Term SOFR + 3.01%), 07/25/2030(b)	6,250,000	6,261,425

The accompanying notes are an integral part of these financial statements.

21

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2019-31A, Class ER, 11.16% (3 mo. Term SOFR + 6.86%), 04/15/2031(b)	$4,400,000	$4,427,276
Series 2019-32A, Class B1R, 5.79% (3 mo. Term SOFR + 1.50%), 01/20/2033(b)	7,160,000	7,164,547
Series 2023-45A, Class D, 9.50% (3 mo. Term SOFR + 5.20%), 04/26/2036(b)	3,900,000	3,924,242
Series 2023-45A, Class E, 12.70% (3 mo. Term SOFR + 8.40%), 04/26/2036(b)	3,030,000	3,061,897
Series 2023-46A, Class D, 9.30% (3 mo. Term SOFR + 5.00%), 10/24/2036(b)	3,500,000	3,584,745
Series XXXA, Class A2R, 5.79% (3 mo. Term SOFR + 1.50%), 10/18/2031(b)	9,000,000	9,018,153
Series XXXA, Class BR, 6.14% (3 mo. Term SOFR + 1.85%), 10/18/2031(b)	7,680,000	7,691,236
ARES CLO
Series 2015-4A, Class A3RR, 5.70% (3 mo. Term SOFR + 1.40%), 10/15/2030(b)	17,150,000	17,150,000
Series 2015-4A, Class BRR, 6.05% (3 mo. Term SOFR + 1.75%), 10/15/2030(b)	3,000,000	3,000,000
Series 2015-4A, Class CRR, 7.05% (3 mo. Term SOFR + 2.75%), 10/15/2030(b)	3,865,000	3,865,000
Series 2018-47A, Class D, 7.26% (3 mo. Term SOFR + 2.96%), 04/15/2030(b)	3,165,000	3,176,597
Series 2018-48A, Class B, 6.13% (3 mo. Term SOFR + 1.84%), 07/20/2030(b)	1,450,000	1,452,552
Series 2018-48A, Class D, 7.25% (3 mo. Term SOFR + 2.96%), 07/20/2030(b)	2,050,000	2,057,038
Series 2019-52A, Class BRR, 5.65% (3 mo. Term SOFR + 1.35%), 04/22/2031(b)	10,760,000	10,760,000
Series 2019-52A, Class DRR, 6.80% (3 mo. Term SOFR + 2.50%), 04/22/2031(b)	5,750,000	5,750,000
Series 2022-66A, Class DR, 9.30% (3 mo. Term SOFR + 5.00%), 07/25/2036(b)	1,400,000	1,431,755
Series 2023-ALF4A, Class A1, 6.05% (3 mo. Term SOFR + 1.75%), 10/15/2036(b)	19,750,000	19,872,904
Series 2023-ALF4A, Class C, 7.40% (3 mo. Term SOFR + 3.10%), 10/15/2036(b)	5,000,000	5,056,420

	Par	Value
ArrowMark Colorado Holdings, Series 2018-10A, Class CR, 0.00% (3 mo. Term SOFR + 1.50%), 10/20/2031(b)	$4,750,000	$4,750,000
Atlas Senior Loan Fund Ltd., Series 2018-11A, Class A1L, 5.66% (3 mo. Term SOFR + 1.36%), 07/26/2031(b)	4,124,919	4,127,460
Bain Capital Credit CLO, Series 2020-4A, Class A1R, 6.04% (3 mo. Term SOFR + 1.75%), 10/20/2036(b)	3,800,000	3,823,210
Bardot CLO
Series 2019-2A, Class BRR, 5.65% (3 mo. Term SOFR + 1.35%), 10/22/2032(b)	10,675,000	10,675,000
Series 2019-2A, Class DRR, 6.80% (3 mo. Term SOFR + 2.50%), 10/22/2032(b)	4,275,000	4,287,312
BCRED MML CLO, Series 2022-1A, Class C, 7.04% (3 mo. Term SOFR + 2.75%), 04/20/2035(b)	2,000,000	2,006,336
Benefit Street Partners CLO Ltd., Series 2021-25A, Class BR, 5.77% (3 mo. Term SOFR + 1.45%), 01/15/2035(b)	9,250,000	9,250,000
Blackstone, Inc.
Series 2017-1A, Class C, 6.96% (3 mo. Term SOFR + 2.66%), 01/17/2030(b)	8,150,000	8,181,215
Series 2017-1A, Class D2, 10.16% (3 mo. Term SOFR + 5.86%), 01/17/2030(b)	2,000,000	2,003,588
Series 2018-1A, Class B, 5.96% (3 mo. Term SOFR + 1.66%), 04/17/2030(b)	3,750,000	3,753,630
Series 2018-1A, Class D, 7.16% (3 mo. Term SOFR + 2.86%), 04/17/2030(b)	1,600,000	1,605,395
Series 2018-1A, Class D, 7.06% (3 mo. Term SOFR + 2.76%), 04/15/2031(b)	1,000,000	1,003,469
Series 2018-1A, Class E, 9.96% (3 mo. Term SOFR + 5.66%), 04/17/2030(b)	5,000,000	5,005,830
BlueMountain CLO Ltd.
Series 2014-2A, Class BR2, 6.30% (3 mo. Term SOFR + 2.01%), 10/20/2030(b)	7,330,000	7,331,972
Series 2017-3A, Class A2, 5.71% (3 mo. Term SOFR + 1.41%), 01/15/2030(b)	2,045,000	2,046,162
Series 2018-1A, Class B, 6.25% (3 mo. Term SOFR + 1.96%), 07/30/2030(b)	9,496,770	9,506,742
Series 2018-3A, Class BR, 6.15% (3 mo. Term SOFR + 1.85%), 10/25/2030(b)	1,000,000	1,001,376

The accompanying notes are an integral part of these financial statements.

22

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Bristol Park CLO, Series 2016-1A, Class AR, 5.55% (3 mo. Term SOFR + 1.25%), 04/15/2029(b)	$1,249,595	$1,250,070
Buckhorn Park CLO Ltd., Series 2019-1A, Class B1RR, 5.89% (3 mo. Term SOFR + 1.60%), 07/18/2034(b)	12,000,000	12,024,000
Carlyle Global Market Strategies
Series 2023-3A, Class D, 9.80% (3 mo. Term SOFR + 5.50%), 10/15/2036(b)	6,500,000	6,679,088
Series 2023-5A, Class D, 9.40% (3 mo. Term SOFR + 5.10%), 01/27/2036(b)	10,750,000	11,037,186
Carlyle Group, Inc.
Series 2012-4A, Class BR4, 6.04% (3 mo. Term SOFR + 1.75%), 04/22/2032(b)	15,000,000	15,008,175
Series 2014-1A, Class BR2, 5.96% (3 mo. Term SOFR + 1.66%), 04/17/2031(b)	2,500,000	2,503,400
Series 2015-1A, Class BR3, 6.10% (3 mo. Term SOFR + 1.81%), 07/20/2031(b)	7,500,000	7,514,677
Cedar Funding Ltd.
Series 2018-7A, Class BR, 5.84% (3 mo. Term SOFR + 1.55%), 01/20/2031(b)	8,835,000	8,844,939
Series 2019-11A, Class A2R2, 5.61% (3 mo. Term SOFR + 1.30%), 05/29/2032(b)	5,000,000	4,999,970
Chenango Park CLO, Series 2018-1A, Class C, 7.56% (3 mo. Term SOFR + 3.26%), 04/15/2030(b)	1,000,000	1,003,362
CIFC Funding Ltd.
Series 2017-4A, Class A1R, 5.51% (3 mo. Term SOFR + 1.21%), 10/24/2030(b)	1,025,578	1,028,584
Series 2023-2A, Class C, 7.19% (3 mo. Term SOFR + 2.90%), 01/21/2037(b)	1,500,000	1,520,325
Clover CLO, Series 2019-1A, Class BRR, 0.00% (3 mo. Term SOFR + 1.45%), 04/18/2035(b)	8,540,000	8,540,000
Dryden Senior Loan Fund
Series 2016-45A, Class A1RR, 5.38% (3 mo. Term SOFR + 1.08%), 10/15/2030(b)	14,908,392	14,925,134
Series 2016-45A, Class BRR, 5.95% (3 mo. Term SOFR + 1.65%), 10/15/2030(b)	6,350,000	6,354,826
Series 2023-105A, Class D, 9.49% (3 mo. Term SOFR + 5.20%), 04/18/2036(b)	6,000,000	6,027,372

	Par	Value
Elmwood CLO Ltd.
Series 2022-6A, Class CR, 7.20% (3 mo. Term SOFR + 2.90%), 10/17/2036(b)	$3,920,000	$3,965,899
Series 2022-6A, Class ER, 11.30% (3 mo. Term SOFR + 7.00%), 10/17/2036(b)	1,000,000	1,026,823
Series 2022-8A, Class AR, 5.94% (3 mo. Term SOFR + 1.65%), 10/20/2036(b)	16,070,000	16,160,104
Series 2023-2A, Class E, 12.31% (3 mo. Term SOFR + 8.00%), 04/16/2036(b)	3,800,000	3,825,829
Fillmore Park CLO, Series 2018-1A, Class E, 9.96% (3 mo. Term SOFR + 5.66%), 07/15/2030(b)	1,000,000	1,006,234
Fort Greene Park CLO
Series 2025-2A, Class BR, 5.67% (3 mo. Term SOFR + 1.35%), 04/22/2034(b)	19,500,000	19,500,000
Series 2025-2A, Class DR, 6.67% (3 mo. Term SOFR + 2.35%), 04/22/2034(b)	1,750,000	1,750,000
Galaxy CLO Ltd., Series 2023-31A, Class D, 9.55% (3 mo. Term SOFR + 5.25%), 04/15/2036(b)	1,838,000	1,845,244
GoldenTree Loan Management US CLO
Series 2017-1A, Class B1R3, 5.65% (3 mo. Term SOFR + 1.35%), 04/20/2034(b)	20,000,000	20,000,000
Series 2017-1A, Class DR3, 6.70% (3 mo. Term SOFR + 2.40%), 04/20/2034(b)	4,000,000	4,000,000
Series 2020-7A, Class BRR, 5.84% (3 mo. Term SOFR + 1.55%), 04/20/2034(b)	10,000,000	10,021,040
Goldentree Loan Opportunities Ltd.
Series 2019-4A, Class E, 9.31% (3 mo. Term SOFR + 5.01%), 04/24/2031(b)	8,000,000	8,029,040
Series 2019-5A, Class DRR, 7.09% (3 mo. Term SOFR + 2.80%), 10/20/2032(b)	8,000,000	8,028,392
Series 2019-5A, Class E, 9.40% (3 mo. Term SOFR + 5.11%), 10/20/2032(b)	7,500,000	7,502,317
Series 2019-6A, Class BR2, 0.00% (3 mo. Term SOFR + 1.40%), 04/20/2035(b)	8,675,000	8,675,000
Series 2020-8A, Class BRR, 5.84% (3 mo. Term SOFR + 1.55%), 10/20/2034(b)	15,000,000	15,032,265
Series 2021-11A, Class BR, 5.84% (3 mo. Term SOFR + 1.55%), 10/20/2034(b)	15,000,000	15,033,540

The accompanying notes are an integral part of these financial statements.

23

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2023-17A, Class D, 9.29% (3 mo. Term SOFR + 5.00%), 07/20/2036(b)	$2,650,000	$2,686,366
Highbridge Loan Management Ltd., Series 5A-2015, Class B1R3, 5.83% (3 mo. Term SOFR + 1.53%), 10/15/2030(b)	7,500,000	7,509,285
Invesco CLO Ltd.
Series 2023-2A, Class D, 9.24% (3 mo. Term SOFR + 4.95%), 04/21/2036(b)	9,591,000	9,638,840
Series 2023-3A, Class A, 6.10% (3 mo. Term SOFR + 1.80%), 07/15/2036(b)	10,000,000	10,050,970
Series 2023-3A, Class D, 9.70% (3 mo. Term SOFR + 5.40%), 07/15/2036(b)	2,000,000	2,031,730
Series 2023-4A, Class D, 9.54% (3 mo. Term SOFR + 5.25%), 01/18/2037(b)	9,250,000	9,562,271
Series 2024-1RA, Class BR, 6.40% (3 mo. Term SOFR + 2.10%), 04/15/2037(b)	8,000,000	8,069,472
KKR CLO Trust
Series 15A, Class BR2, 5.84% (3 mo. Term SOFR + 1.55%), 01/18/2032(b)	3,350,000	3,354,700
Series 20A, Class BR, 5.86% (3 mo. Term SOFR + 1.55%), 10/16/2030(b)	15,000,000	15,007,680
Series 23A, Class BR, 5.84% (3 mo. Term SOFR + 1.55%), 10/20/2031(b)	10,480,000	10,485,460
Series 52A, Class A1, 6.21% (3 mo. Term SOFR + 1.90%), 07/16/2036(b)	6,000,000	6,026,100
KKR Static CLO Trust, Series 2022-1A, Class AR2, 5.27% (3 mo. Term SOFR + 0.98%), 07/20/2031(b)	9,792,200	9,792,200
LCM LP
Series 15A, Class DR, 8.25% (3 mo. Term SOFR + 3.96%), 07/20/2030(b)	9,000,000	9,019,386
Series 16A, Class BR2, 6.31% (3 mo. Term SOFR + 2.01%), 10/15/2031(b)	4,000,000	4,009,016
Series 16A, Class CR2, 6.71% (3 mo. Term SOFR + 2.41%), 10/15/2031(b)	5,100,000	5,107,196
Series 17A, Class BRR, 6.16% (3 mo. Term SOFR + 1.86%), 10/15/2031(b)	1,650,000	1,649,969
Series 22A, Class CR, 7.35% (3 mo. Term SOFR + 3.06%), 10/20/2028(b)	1,895,000	1,902,087

	Par	Value
Series 27A, Class C, 6.52% (3 mo. Term SOFR + 2.21%), 07/16/2031(b)	$2,700,000	$2,703,815
Series 29A, Class BR, 6.16% (3 mo. Term SOFR + 1.86%), 04/15/2031(b)	5,005,000	5,012,012
LCM XIII LP
Series 14A, Class BR, 6.13% (3 mo. Term SOFR + 1.84%), 07/20/2031(b)	10,800,000	10,808,683
Series 14A, Class CR, 6.40% (3 mo. Term SOFR + 2.11%), 07/20/2031(b)	6,000,000	6,018,246
Madison Park Funding Ltd.
Series 2015-19A, Class AR3, 5.89% (3 mo. Term SOFR + 1.60%), 01/22/2037(b)	15,000,000	15,141,015
Series 2015-19A, Class DR3, 8.54% (3 mo. Term SOFR + 4.25%), 01/22/2037(b)	2,100,000	2,151,647
Series 2016-24A, Class BR2, 5.84% (3 mo. Term SOFR + 1.55%), 10/20/2029(b)	11,355,000	11,367,048
Series 2016-24A, Class CR2, 6.34% (3 mo. Term SOFR + 2.05%), 10/20/2029(b)	5,250,000	5,261,466
Series 2022-62A, Class BR, 6.90% (3 mo. Term SOFR + 2.60%), 07/17/2036(b)	1,000,000	1,005,408
Magnetite CLO Ltd.
Series 2015-12A, Class ER, 10.24% (3 mo. Term SOFR + 5.94%), 10/15/2031(b)	8,923,000	8,945,423
Series 2015-15A, Class DR, 7.31% (3 mo. Term SOFR + 3.01%), 07/25/2031(b)	2,000,000	2,003,632
Series 2015-15A, Class ER, 9.76% (3 mo. Term SOFR + 5.46%), 07/25/2031(b)	4,000,000	4,007,412
Series 2017-19A, Class CRR, 6.05% (3 mo. Term SOFR + 1.75%), 04/17/2034(b)	10,000,000	10,047,230
Series 2017-19A, Class ERR, 9.40% (3 mo. Term SOFR + 5.10%), 04/17/2034(b)	4,750,000	4,750,000
Series 2019-23A, Class ER, 10.86% (3 mo. Term SOFR + 6.56%), 01/25/2035(b)	2,750,000	2,779,205
Series 2020-27A, Class ER, 10.55% (3 mo. Term SOFR + 6.26%), 10/20/2034(b)	5,250,000	5,286,052
Series 2022-35A, Class CR, 7.00% (3 mo. Term SOFR + 2.70%), 10/25/2036(b)	2,000,000	2,023,164
Series 2023-36A, Class E, 12.29% (3 mo. Term SOFR + 8.00%), 04/22/2036(b)	1,500,000	1,511,370

The accompanying notes are an integral part of these financial statements.

24

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2023-37A, Class E, 11.29% (3 mo. Term SOFR + 7.00%), 10/20/2036(b)	$1,500,000	$1,535,899
Marble Point CLO, Series 2019-1A, Class A1R2, 5.33% (3 mo. Term SOFR + 1.04%), 07/23/2032(b)	4,368,006	4,367,818
Myers Park CLO, Series 2018-1A, Class C, 6.60% (3 mo. Term SOFR + 2.31%), 10/20/2030(b)	1,240,000	1,241,787
Neuberger Berman CLO Ltd., Series 2019-33A, Class DR, 7.47% (3 mo. Term SOFR + 3.16%), 10/16/2033(b)	2,000,000	2,013,144
Octagon Credit Investors LLC, Series 2022-1A, Class A1R, 6.07% (3 mo. Term SOFR + 1.75%), 11/16/2036(b)	24,890,000	25,080,160
Octagon Investment Partners Ltd.
Series 2013-1A, Class CR2, 6.26% (3 mo. Term SOFR + 1.96%), 01/25/2031(b)	1,500,000	1,503,981
Series 2014-1A, Class BR3, 6.33% (3 mo. Term SOFR + 2.01%), 02/14/2031(b)	2,575,000	2,575,000
Series 2014-1A, Class CR4, 0.00% (3 mo. Term SOFR + 2.25%), 02/14/2031(b)	5,000,000	5,000,000
Series 2016-1A, Class B2R, 2.40%, 07/15/2030(b)	4,000,000	3,767,312
Series 2016-1A, Class CR, 6.36% (3 mo. Term SOFR + 2.06%), 07/15/2030(b)	6,220,000	6,237,827
Series 2018-2A, Class B, 6.31% (3 mo. Term SOFR + 2.01%), 07/25/2030(b)	1,060,000	1,061,818
Series 2018-3A, Class BR, 6.09% (3 mo. Term SOFR + 1.80%), 10/20/2030(b)	5,000,000	5,005,490
Series 2021-1A, Class BR, 5.82% (3 mo. Term SOFR + 1.50%), 07/20/2034(b)	14,750,000	14,750,000
Series 2023-2A, Class D, 9.79% (3 mo. Term SOFR + 5.50%), 04/20/2036(b)	4,000,000	4,022,084
Octagon Investment Partners XXII LLC
Series 2014-1A, Class CRR, 6.45% (3 mo. Term SOFR + 2.16%), 01/22/2030(b)	3,970,000	3,974,693
Series 2014-1A, Class DRR, 7.30% (3 mo. Term SOFR + 3.01%), 01/22/2030(b)	1,750,000	1,755,192
OHA Credit Funding
Series 2023-15A, Class C, 7.39% (3 mo. Term SOFR + 3.10%), 04/20/2035(b)	2,500,000	2,507,695

	Par	Value
Series 2023-15A, Class D, 9.29% (3 mo. Term SOFR + 5.00%), 04/20/2035(b)	$1,000,000	$1,006,195
Series 2023-16A, Class A2, 6.24% (3 mo. Term SOFR + 1.95%), 10/20/2036(b)	10,000,000	10,066,670
Palmer Square Loan Funding Ltd.
Series 2022-4A, Class A2R, 5.60% (3 mo. Term SOFR + 1.30%), 07/24/2031(b)	2,000,000	2,002,726
Series 2024-3A, Class A2, 5.95% (3 mo. Term SOFR + 1.65%), 08/08/2032(b)	1,750,000	1,755,950
Pikes Peak CLO, Series 2023-14A, Class A1, 6.24% (3 mo. Term SOFR + 1.95%), 04/20/2036(b)	5,500,000	5,509,031
Sculptor CLO Ltd., Series 27A, Class B1R, 5.80% (3 mo. Term SOFR + 1.50%), 07/20/2034(b)	20,000,000	20,000,000
Sound Point CLO Ltd., Series 2018-1A, Class B2AR, 2.73%, 04/15/2031(b)	2,000,000	1,893,602
Symphony CLO Ltd.
Series 2018-20A, Class AR2, 5.41% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)	4,022,281	4,027,671
Series 2020-23A, Class BR2, 5.67% (3 mo. Term SOFR + 1.35%), 01/15/2034(b)	8,750,000	8,750,000
Series 2022-34A, Class DR, 9.55% (3 mo. Term SOFR + 5.25%), 07/24/2036(b)	3,000,000	3,049,614
Series 2023-38A, Class D, 9.50% (3 mo. Term SOFR + 5.20%), 04/24/2036(b)	2,000,000	2,010,608
Voya CLO Ltd.
Series 2016-3A, Class A3R2, 5.99% (3 mo. Term SOFR + 1.70%), 10/18/2031(b)	7,500,000	7,510,598
Series 2021-1A, Class BR, 5.65% (3 mo. Term SOFR + 1.35%), 07/15/2034(b)	10,000,000	10,000,000
Whetstone Park CLO Ltd., Series 2021-1A, Class B2, 2.79%, 01/20/2035(b)	1,400,000	1,244,223
Wind River CLO Ltd.
Series 2018-2A, Class A2R, 5.60% (3 mo. Term SOFR + 1.30%), 07/15/2030(b)	5,000,000	4,999,755
Series 2018-2A, Class BR, 5.90% (3 mo. Term SOFR + 1.60%), 07/15/2030(b)	10,000,000	10,010,140
Series 2019-3A, Class AR2, 5.36% (3 mo. Term SOFR + 1.06%), 04/15/2031(b)	7,932,560	7,946,886
Series 2019-3A, Class BR2, 5.85% (3 mo. Term SOFR + 1.55%), 04/15/2031(b)	11,000,000	11,014,663

The accompanying notes are an integral part of these financial statements.

25

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Zais CLO Ltd., Series 2018-11A, Class A2R, 5.69% (3 mo. Term SOFR + 1.40%), 01/20/2032(b)	$5,000,000	$5,009,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $952,504,189)		954,877,947
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 5.4%
California Housing Finance Agency, Series 2021-2, Class X, 0.83%, 03/25/2035(f)	30,990,967	1,314,017
Fannie Mae Pool, Pool AN8088, 3.33%, 01/01/2038	10,731,000	9,096,487
Federal Home Loan Mortgage Corp.
Pool WA3427, 3.33%, 07/01/2041	3,917,774	3,325,900
Pool WA3428, 3.05%, 11/01/2041	3,348,776	2,720,706
Series K120, Class X1, 1.03%, 10/25/2030(d)(f)	201,105,532	9,184,972
Series K-1520, Class X1, 0.47%, 02/25/2036(d)(f)	44,647,924	1,588,895
Federal National Mortgage Association
Pool AN8580, 3.51%, 04/01/2038	3,300,000	2,953,009
Pool BL8418, 1.71%, 09/01/2035	16,305,000	12,478,112
Pool BS1785, 2.32%, 04/01/2036	20,083,000	16,297,656
Pool BS1824, 2.59%, 04/01/2041	7,890,000	5,875,626
Pool BS3782, 2.44%, 11/01/2046	14,750,000	9,995,319
Pool BZ0164, 2.80%, 06/01/2041	1,751,049	1,400,645
Freddie Mac Multiclass Certificates Series
Series 2020-RR09, Class CX, 2.68%, 08/27/2029(d)(f)	42,360,000	3,120,432
Series 2021-RR17, Class X, 2.04%, 08/27/2027(d)(f)	70,015,000	2,151,162
Freddie Mac Multifamily ML Certificates
Series 2019-ML06, Class XUS, 1.13%, 06/25/2037(b)(d)(f)	10,390,009	755,977
Series 2020-ML07, Class XUS, 2.02%, 10/25/2036(b)(d)(f)	24,170,338	3,181,058
Series 2021-ML08, Class XUS, 1.85%, 07/25/2037(f)	31,951,095	3,913,690
Series 2021-ML09, Class XUS, 1.55%, 02/25/2040(b)(d)(f)	42,864,997	4,770,874
Series 2021-ML10, Class XUS, 2.13%, 01/25/2038(b)(d)(f)	13,862,148	1,884,559

	Par	Value
Series 2021-ML10, Class XUS, 1.58%, 06/25/2038(b)(d)(f)	$38,521,291	$4,116,000
Series 2021-ML11, Class XUS, 0.77%, 03/25/2038(b)(f)	33,210,932	1,618,701
Series 2021-ML12, Class XUS, 1.23%, 07/25/2041(b)(d)(f)	17,639,176	1,610,457
Freddie Mac Multifamily Structured Pass Through Certificates
Series K046, Class X1, 0.34%, 03/25/2025(d)(f)	154,647,587	6,774
Series K049, Class X1, 0.54%, 07/25/2025(d)(f)	84,254,986	90,684
Series K061, Class XAM, 0.06%, 11/25/2026(d)(f)	72,512,000	143,168
Series K062, Class XAM, 0.18%, 12/25/2026(d)(f)	79,423,000	291,069
Series K063, Class X1, 0.27%, 01/25/2027(d)(f)	349,232,769	1,665,177
Series K064, Class X1, 0.59%, 03/25/2027(d)(f)	117,836,065	1,212,757
Series K065, Class XAM, 0.55%, 05/25/2027(d)(f)	57,193,000	705,842
Series K066, Class X1, 0.73%, 06/25/2027(d)(f)	29,540,981	403,276
Series K067, Class X1, 0.56%, 07/25/2027(d)(f)	38,561,964	438,353
Series K068, Class X1, 0.41%, 08/25/2027(d)(f)	97,782,253	886,073
Series K069, Class X1, 0.34%, 09/25/2027(d)(f)	27,579,401	221,173
Series K073, Class X1, 0.30%, 01/25/2028(d)(f)	145,689,673	1,200,745
Series K073, Class XAM, 0.20%, 01/25/2028(d)(f)	54,203,000	341,999
Series K080, Class X1, 0.12%, 07/25/2028(d)(f)	414,441,419	2,015,097
Series K081, Class X1, 0.07%, 08/25/2028(d)(f)	150,100,522	546,381
Series K084, Class X1, 0.21%, 10/25/2028(d)(f)	329,442,694	2,615,709
Series K089, Class XAM, 0.46%, 01/25/2029(d)(f)	53,965,000	941,036
Series K090, Class XAM, 0.63%, 03/25/2029(d)(f)	50,517,000	1,230,367
Series K091, Class XAM, 0.49%, 03/25/2029(d)(f)	53,659,000	1,061,010
Series K093, Class X1, 0.94%, 05/25/2029(d)(f)	69,738,624	2,312,679
Series K094, Class X1, 0.87%, 06/25/2029(d)(f)	200,035,798	6,419,769
Series K095, Class X1, 0.95%, 06/25/2029(d)(f)	45,258,759	1,539,735
Series K097, Class X1, 1.09%, 07/25/2029(d)(f)	71,403,898	2,869,359
Series K097, Class XAM, 1.35%, 09/25/2051(d)(f)	66,115,000	3,472,935

The accompanying notes are an integral part of these financial statements.

26

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series K098, Class X1, 1.14%, 08/25/2029(d)(f)	$77,617,085	$3,344,155
Series K098, Class XAM, 1.39%, 08/25/2029(d)(f)	24,691,000	1,368,279
Series K099, Class X1, 0.88%, 09/25/2029(d)(f)	206,821,926	6,898,380
Series K100, Class XAM, 0.91%, 09/25/2029(d)(f)	62,086,000	2,316,410
Series K101, Class XAM, 1.09%, 10/25/2029(d)(f)	65,686,000	2,977,297
Series K102, Class X1, 0.82%, 10/25/2029(d)(f)	171,204,274	5,468,898
Series K103, Class X1, 0.64%, 11/25/2029(d)(f)	123,695,685	3,170,358
Series K105, Class X1, 1.52%, 01/25/2030(d)(f)	61,649,879	3,733,948
Series K105, Class XAM, 1.77%, 01/25/2030(d)(f)	64,122,000	4,824,751
Series K107, Class X1, 1.59%, 01/25/2030(d)(f)	45,650,304	2,928,896
Series K107, Class XAM, 1.55%, 02/25/2030(d)(f)	118,898,000	7,980,945
Series K108, Class X1, 1.69%, 03/25/2030(d)(f)	56,582,572	3,949,266
Series K108, Class XAM, 1.66%, 03/25/2030(d)(f)	70,601,000	5,178,174
Series K110, Class X1, 1.69%, 04/25/2030(d)(f)	32,659,245	2,179,939
Series K111, Class X1, 1.57%, 05/25/2030(d)(f)	107,938,418	7,221,145
Series K112, Class X1, 1.43%, 05/25/2030(d)(f)	151,903,850	9,273,912
Series K112, Class XAM, 1.67%, 05/25/2030(d)(f)	44,272,000	3,375,576
Series K113, Class X1, 1.38%, 06/25/2030(d)(f)	148,047,913	8,762,053
Series K114, Class X1, 1.11%, 06/25/2030(d)(f)	141,257,079	6,929,733
Series K114, Class XAM, 1.34%, 06/25/2030(d)(f)	54,977,000	3,411,719
Series K115, Class X1, 1.32%, 06/25/2030(d)(f)	60,920,310	3,501,163
Series K115, Class XAM, 1.54%, 07/25/2030(d)(f)	40,865,759	2,931,174
Series K116, Class X1, 1.42%, 07/25/2030(d)(f)	106,938,189	6,466,221
Series K116, Class XAM, 1.60%, 08/25/2030(d)(f)	23,000,000	1,737,202
Series K118, Class X1, 0.95%, 09/25/2030(d)(f)	161,057,206	6,912,640
Series K118, Class XAM, 1.17%, 09/25/2030(d)(f)	35,916,184	2,021,977
Series K119, Class XAM, 1.13%, 10/25/2030(d)(f)	51,000,000	2,782,733

	Par	Value
Series K121, Class X1, 1.02%, 10/25/2030(d)(f)	$48,529,132	$2,201,209
Series K121, Class XAM, 1.20%, 11/25/2030(d)(f)	70,786,000	4,196,442
Series K122, Class X1, 0.87%, 11/25/2030(d)(f)	211,395,020	8,537,695
Series K122, Class XAM, 1.08%, 11/25/2030(d)(f)	35,211,000	1,895,626
Series K123, Class XAM, 0.98%, 12/25/2030(d)(f)	108,000,000	5,304,042
Series K124, Class XAM, 0.94%, 01/25/2031(d)(f)	89,626,000	4,238,145
Series K125, Class X1, 0.58%, 01/25/2031(d)(f)	281,925,363	7,763,830
Series K125, Class XAM, 0.78%, 01/25/2031(d)(f)	103,992,000	4,189,775
Series K127, Class XAM, 0.50%, 02/25/2031(d)(f)	186,332,000	4,874,315
Series K128, Class X1, 0.51%, 03/25/2031(d)(f)	162,135,101	4,030,889
Series K128, Class XAM, 0.73%, 03/25/2031(d)(f)	37,700,000	1,464,999
Series K129, Class XAM, 1.21%, 05/25/2031(d)(f)	31,700,000	2,031,073
Series K130, Class X1, 1.04%, 06/25/2031(d)(f)	138,466,692	7,328,391
Series K130, Class XAM, 1.21%, 07/25/2031(d)(f)	43,372,188	2,903,807
Series K131, Class X1, 0.73%, 07/25/2031(d)(f)	139,975,571	5,406,528
Series K138, Class XAM, 0.69%, 01/25/2032(d)(f)	195,000,000	8,033,395
Series K141, Class X1, 0.30%, 02/25/2032(d)(f)	184,842,176	3,546,493
Series K141, Class XAM, 0.32%, 02/25/2032(d)(f)	195,000,000	4,020,081
Series K145, Class X1, 0.32%, 06/25/2055(d)(f)	80,056,427	1,696,276
Series K149, Class X1, 0.27%, 08/25/2032(d)(f)	483,002,605	9,545,146
Series K1511, Class X1, 0.77%, 03/25/2034(d)(f)	130,025,833	6,253,931
Series K1512, Class X1, 0.90%, 04/25/2034(d)(f)	46,988,852	2,557,631
Series K1513, Class X1, 0.85%, 08/25/2034(d)(f)	75,218,505	4,098,431
Series K1514, Class X1, 0.58%, 10/25/2034(d)(f)	80,091,288	3,278,793
Series K1515, Class X1, 1.51%, 02/25/2035(d)(f)	78,115,835	8,004,022
Series K1516, Class X1, 1.51%, 05/25/2035(d)(f)	41,451,563	4,591,009
Series K1517, Class X1, 1.32%, 07/25/2035(d)(f)	88,174,601	8,483,561
Series K152, Class X1, 0.95%, 01/25/2031(d)(f)	28,288,534	1,180,285

The accompanying notes are an integral part of these financial statements.

27

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series K1521, Class X1, 0.98%, 08/25/2036(d)(f)	$95,104,734	$7,386,575
Series K155, Class X1, 0.12%, 04/25/2033(d)(f)	241,316,316	2,366,734
Series K155, Class X1, 0.26%, 04/25/2033(d)(f)	246,364,800	5,184,254
Series K160, Class X1, 0.21%, 08/25/2033(d)(f)	254,026,765	4,802,198
Series K164, Class X1, 0.28%, 05/25/2034(d)(f)	294,169,727	7,478,383
Series K165, Class X1, 0.60%, 09/25/2034(d)(f)	304,831,476	14,821,242
Series K169, Class X1, 0.43%, 12/25/2034(d)(f)	198,930,554	4,719,428
Series K513, Class X1, 0.69%, 12/25/2028(d)(f)	107,798,029	2,649,611
Series K522, Class X1, 0.44%, 05/25/2029(d)(f)	128,953,911	2,328,856
Series K528, Class X1, 1.01%, 07/25/2029(d)(f)	100,000,000	3,357,320
Series K529, Class X1, 0.58%, 09/25/2029(d)(f)	250,000,000	4,597,050
Series K734, Class X1, 0.63%, 02/25/2026(d)(f)	60,628,814	226,055
Series K735, Class X1, 0.96%, 05/25/2026(d)(f)	56,692,082	506,266
Series K735, Class XAM, 1.37%, 05/25/2026(d)(f)	70,547,000	1,134,403
Series K737, Class XAM, 1.03%, 10/25/2026(d)(f)	20,050,000	326,619
Series K738, Class XAM, 1.37%, 03/25/2027(d)(f)	24,099,000	614,570
Series K739, Class XAM, 1.56%, 09/25/2027(d)(f)	32,621,072	1,091,191
Series K742, Class XAM, 0.93%, 04/25/2028(d)(f)	89,849,000	2,497,766
Series K743, Class XAM, 1.29%, 05/25/2028(d)(f)	99,488,000	3,710,783
Series K744, Class X1, 0.85%, 07/25/2028(d)(f)	113,109,301	2,771,065
Series K744, Class XAM, 1.23%, 07/25/2028(d)(f)	122,906,000	4,477,453
Series K747, Class XAM, 0.40%, 12/25/2028(d)(f)	160,000,000	2,153,792
Series K748, Class XAM, 0.55%, 01/25/2029(d)(f)	175,000,000	3,436,877
Series K757, Class X1, 0.72%, 08/25/2031(d)(f)	213,757,900	8,664,142
Series KG02, Class X1, 1.02%, 08/25/2029(d)(f)	31,542,393	1,096,593
Series KG03, Class X1, 1.37%, 06/25/2030(d)(f)	15,342,253	883,356
Series KG04, Class X1, 0.85%, 11/25/2030(d)(f)	110,389,913	4,217,138

	Par	Value
Series KW03, Class X1, 0.77%, 06/25/2027(d)(f)	$12,593,948	$174,202
Series KW06, Class X1, 0.15%, 06/25/2028(d)(f)	481,351,194	2,133,782
Series KW09, Class X1, 0.78%, 05/25/2029(d)(f)	59,353,861	1,446,715
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $516,198,984)		490,542,604
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 4.8%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 4A1, 6.45%, 01/25/2036(d)	4,475,562	3,202,518
Series 2005-3, Class 2A1, 4.99%, 07/25/2035(d)	241,204	225,703
Series 2006-2, Class 1A1, 4.74%, 05/25/2036(d)	653,568	570,838
American Home Mortgage Investment Trust, Series 2006-2, Class 3A5, 6.75%, 06/25/2036(g)	2,747,648	397,221
Banc of America Alternative Loan Trust
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	604,800	530,736
Series 2005-11, Class 4A6, 5.75%, 12/25/2035	98,598	86,523
Series 2006-2, Class 4CB1, 6.50%, 03/25/2036	1,758,713	1,502,180
Series 2006-4, Class 3CB4, 6.00%, 05/25/2046	686,388	613,244
Series 2006-4, Class 4CB1, 6.50%, 05/25/2046	371,830	343,802
Series 2006-4, Class 5CB1, 6.50%, 05/25/2046	1,909,979	1,678,914
Series 2006-5, Class CB17, 6.00%, 06/25/2046	209,567	180,389
Series 2006-6, Class CB5, 6.00%, 07/25/2046	849,175	730,525
Series 2006-9, Class 1CB1, 6.00%, 01/25/2037	136,660	120,624
Series 2006-9, Class A2, 4.83% (1 mo. Term SOFR + 0.51%), 01/25/2037	690,790	555,918
Banc of America Funding Corp.
Series 2003-3, Class 1A7, 5.50%, 10/25/2033	129,914	127,616
Series 2004-1, Class 2A1, 6.00%, 02/25/2034	399,111	410,504
Series 2004-1, Class 4A1, 6.00%, 03/25/2034	2,422,509	2,350,187
Series 2004-B, Class 4A2, 6.10%, 11/20/2034(d)	1,281,882	1,212,134
Series 2005-3, Class 1A20, 5.50%, 06/25/2035	53,915	49,267

The accompanying notes are an integral part of these financial statements.

28

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2005-4, Class 2A1, 5.50%, 08/25/2035	$30,154	$28,765
Series 2005-5, Class 1A11, 5.50%, 09/25/2035	102,268	101,757
Series 2005-5, Class 2A1, 5.50%, 09/25/2035	1,329,856	1,317,676
Series 2005-7, Class 2A3, 5.50%, 11/25/2035	2,312,738	2,167,697
Series 2005-7, Class 3A15, 5.75%, 11/25/2035	2,777	2,802
Series 2005-7, Class 3A9, 6.00%, 11/25/2035	13,813	13,799
Series 2005-8, Class 4A28, 5.75%, 01/25/2036	1,478,685	1,325,601
Series 2006-5, Class 3A2, 5.75%, 09/25/2036	237,004	216,526
Series 2006-7, Class 1A9, 6.00%, 09/25/2036	379,895	322,957
Series 2006-F, Class 2A1, 5.91%, 07/20/2036(d)	2,997,870	2,604,940
Series 2006-I, Class 1A1, 6.56%, 12/20/2036(d)	391,930	387,552
Series 2006-I, Class 2A1, 6.56%, 12/20/2036(d)	1,673,078	1,644,908
Series 2006-I, Class 2A2, 6.56%, 12/20/2036(d)	291,024	273,382
Series 2006-J, Class 4A1, 5.11%, 01/20/2047(d)	90,466	77,501
Series 2007-1, Class TA7, 6.69%, 01/25/2037(g)	587,068	540,043
Series 2007-2, Class TA1A, 4.49% (1 mo. Term SOFR + 0.17%), 03/25/2037	274,033	243,194
Series 2007-3, Class TA4, 5.29% (1 mo. Term SOFR + 0.97%), 04/25/2037	761,541	648,624
Series 2007-4, Class 5A3, 5.50%, 11/25/2034	155,399	135,330
Series 2007-5, Class 1A1, 5.50%, 07/25/2037	1,215,810	983,315
Series 2007-6, Class A1, 5.01% (1 mo. Term SOFR + 0.69%), 07/25/2037	820,965	777,493
Series 2007-6, Class A2, 4.99% (1 mo. Term SOFR + 0.67%), 07/25/2037	3,388,416	3,204,186
Series 2010-R3, Class 3A6, 6.00%, 09/26/2037(b)(d)	5,818,928	5,504,323
Series 2014-R3, Class 1A2, 6.68%, 06/26/2035(b)(d)	1,205,615	1,208,420
Series 2014-R3, Class 2A2, 7.33%, 06/26/2035(b)(d)	1,241,977	1,237,525

	Par	Value
Banc of America Mortgage Securities, Inc.
Series 2005-A, Class 2A1, 5.13%, 02/25/2035(d)	$934,814	$905,214
Series 2005-F, Class 2A1, 6.37%, 07/25/2035(d)	495,109	472,553
Series 2006-B, Class 3A1, 4.25%, 10/20/2046(d)	350,775	304,068
Series 2007-1, Class 1A26, 6.00%, 03/25/2037	1,437,110	1,222,171
BCAP LLC Trust, Series 2007-AA2, Class 2A3, 7.50%, 04/25/2037(d)	443,078	222,359
Bear Stearns Alt-A Trust, Series 2006-6, Class 2A1, 4.35%, 11/25/2036(d)	663,339	274,580
Bear Stearns Asset Backed Securities Trust
Series 2005-AC5, Class 1A1, 5.43% (1 mo. Term SOFR + 1.11%), 08/25/2035	387,236	234,658
Series 2006-AC4, Class A1, 4.68% (1 mo. Term SOFR + 0.36%), 07/25/2036	2,414,694	1,847,225
Series 2006-AC4, Class A2, 17.04% (-4 x 1 mo. Term SOFR + 35.75%), 07/25/2036(h)	558,313	648,979
Chase Mortgage Finance Corp.
Series 2005-A1, Class 2A1, 4.96%, 12/25/2035(d)	581,126	549,496
Series 2005-A1, Class 2A2, 4.96%, 12/25/2035(d)	605,848	572,873
Series 2005-S2, Class A1, 5.50%, 10/25/2035	519,642	503,741
Series 2005-S3, Class A9, 5.50%, 11/25/2035	4,724,542	3,401,342
Series 2006-S3, Class 1A1, 6.00%, 11/25/2036	6,682,808	2,669,322
Series 2006-S4, Class A3, 6.00%, 12/25/2036	1,226,693	524,055
Series 2006-S4, Class A6, 6.00%, 12/25/2036	3,958,334	1,691,039
Series 2007-A2, Class 6A2, 6.01%, 07/25/2037(d)	736,805	630,003
Series 2007-S1, Class A7, 6.00%, 02/25/2037	4,011,435	1,552,772
Series 2007-S3, Class 1A10, 5.75%, 05/25/2037	667,169	278,671
Series 2007-S3, Class 1A15, 6.00%, 05/25/2037	2,032,861	885,473
Chaseflex Trust
Series 2005-1, Class 1A3, 5.50%, 02/25/2035	213,599	183,489
Series 2006-2, Class A3, 4.28%, 09/25/2036(d)	1,837,992	1,653,797

The accompanying notes are an integral part of these financial statements.

29

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Citicorp Mortgage Securities, Inc.
Series 2006-1, Class 1A4, 6.00%, 02/25/2036	$64,224	$59,207
Series 2006-3, Class 1A10, 6.25%, 06/25/2036	1,323,880	1,220,412
Series 2006-3, Class 1A4, 6.00%, 06/25/2036	1,099,562	998,264
Series 2006-3, Class 1A9, 5.75%, 06/25/2036	313,495	280,235
Series 2006-3, Class 2A1, 5.50%, 06/25/2025	32,713	28,537
Series 2006-7, Class 1A1, 6.00%, 12/25/2036	2,413,662	1,990,320
Series 2007-3, Class 1A4, 6.00%, 04/25/2037	339,465	320,255
Citigroup Financial Products, Inc.
Series 2004-2, Class 1A2, 9.25%, 08/25/2033(b)	10,238	7,734
Series 2004-HYB3, Class 2A, 6.29%, 09/25/2034(d)	323,390	302,966
Series 2005-1, Class 2A2A, 5.16%, 04/25/2035(d)	236,634	223,654
Series 2005-10, Class 1A1A, 5.25%, 12/25/2035(d)	884,778	566,381
Series 2005-2, Class 1A4, 4.66%, 05/25/2035(d)	268,016	258,012
Series 2005-5, Class 22A6, 6.00%, 08/25/2035	1,365,477	1,265,597
Series 2005-WF1, Class M1, 5.83%, 11/25/2034(g)	2,339,430	2,348,756
Citigroup Mortgage Loan Trust, Inc.
Series 2005-7, Class 1A2, 5.07%, 09/25/2035(d)	324,195	289,582
Series 2006-AR7, Class 2A2A, 5.17%, 11/25/2036(d)	1,071,276	935,524
Series 2007-AR4, Class 1A1A, 4.75%, 03/25/2037(d)	871,585	734,775
Citimortgage Alternative Loan Trust
Series 2006-A2, Class A5, 5.03% (1 mo. Term SOFR + 0.71%), 05/25/2036	323,866	275,089
Series 2006-A4, Class 1A1, 6.00%, 09/25/2036	840,477	769,622
Series 2007-A1, Class 1A5, 6.00%, 01/25/2037	1,208,891	1,074,358
Series 2007-A1, Class 1A7, 6.00%, 01/25/2037	1,942,789	1,726,584
Countrywide Alternative Loan Trust
Series 2004-13CB, Class A3, 6.00%, 07/25/2034	5,413,075	5,539,876
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	1,105,633	1,127,962
Series 2004-27CB, Class A1, 6.00%, 12/25/2034	785,404	702,404

	Par	Value
Series 2004-28CB, Class 4A1, 5.00%, 03/31/2025	$123,431	$90,403
Series 2004-28CB, Class 6A1, 6.00%, 01/25/2035	218,586	202,158
Series 2005-13CB, Class A1, 4.93% (1 mo. Term SOFR + 0.61%), 05/25/2035	753,735	611,344
Series 2005-21CB, Class A17, 6.00%, 06/25/2035	1,330,984	1,033,315
Series 2005-21CB, Class A3, 5.25%, 06/25/2035	2,236,425	1,675,509
Series 2005-43, Class 5A1, 5.78%, 09/25/2035(d)	100,720	87,880
Series 2005-54CB, Class 3A7, 5.50%, 11/25/2035	507,950	275,340
Series 2005-63, Class 3A1, 4.90%, 11/25/2035(d)	620,757	574,014
Series 2005-65CB, Class 1A8, 5.50%, 01/25/2036	89,227	58,280
Series 2005-65CB, Class 2A7, 0.00%, 12/25/2035(i)	631,187	248,939
Series 2005-6CB, Class 1A1, 7.50%, 04/25/2035	175,755	162,405
Series 2005-6CB, Class 1A5, 5.75%, 04/25/2035	1,498,848	1,302,095
Series 2005-73CB, Class 2A2, 5.75%, 01/25/2036	324,173	163,543
Series 2005-75CB, Class A3, 5.50%, 01/25/2036	1,343,443	917,753
Series 2005-75CB, Class A6, 5.50%, 01/25/2036	1,134,814	775,231
Series 2005-80CB, Class 2A1, 6.00%, 02/25/2036	3,299,246	3,184,293
Series 2005-80CB, Class 5A1, 6.00%, 02/25/2036	7,944,947	8,048,115
Series 2005-86CB, Class A10, 5.50%, 02/25/2036	119,501	69,489
Series 2005-86CB, Class A8, 5.50%, 02/25/2036	862,348	501,450
Series 2005-9CB, Class 1A1, 4.93% (1 mo. Term SOFR + 0.61%), 05/25/2035	1,555,268	1,365,960
Series 2005-9CB, Class 3A1, 6.00%, 05/25/2035	7,981,829	3,631,949
Series 2005-J13, Class 2A7, 5.50%, 11/25/2035	593,740	402,622
Series 2005-J6, Class 1A6, 4.93% (1 mo. Term SOFR + 0.61%), 07/25/2035	1,939,739	1,537,670
Series 2006-12CB, Class A3, 5.75% (1 mo. Term SOFR + 5.75%), 05/25/2036	529,319	258,851
Series 2006-14CB, Class A4, 6.00%, 06/25/2036	2,243,778	1,232,728
Series 2006-16CB, Class A2, 6.00%, 06/25/2036	344,461	182,301

The accompanying notes are an integral part of these financial statements.

30

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2006-16CB, Class A4, 6.00%, 06/25/2036	$902,871	$477,832
Series 2006-16CB, Class A6, 6.00%, 06/25/2036	783,545	414,658
Series 2006-23CB, Class 1A6, 6.00%, 08/25/2036	1,163,527	1,089,762
Series 2006-23CB, Class 2A1, 6.50%, 08/25/2036	5,673,061	1,755,559
Series 2006-24CB, Class A11, 5.75%, 08/25/2036	3,654,794	1,853,357
Series 2006-24CB, Class A12, 5.75%, 08/25/2036	2,267,209	1,149,708
Series 2006-26CB, Class A17, 6.25%, 09/25/2036	5,374,377	2,624,936
Series 2006-30T1, Class 2A6, 6.50%, 11/25/2036	8,384,555	2,512,794
Series 2006-31CB, Class A7, 6.00%, 11/25/2036	198,971	113,653
Series 2006-31CB, Class A8, 5.75%, 11/25/2036	1,794,987	990,949
Series 2006-39CB, Class 1A20, 6.00%, 01/25/2037	2,076,832	1,717,544
Series 2006-41CB, Class 1A7, 6.00%, 01/25/2037	487,525	249,454
Series 2006-6CB, Class 1A8, 5.50%, 05/25/2036	81,975	67,115
Series 2006-J3, Class 4A2, 5.75%, 05/25/2026	97,307	92,958
Series 2006-J6, Class A4, 6.00%, 09/25/2036	1,894,958	879,701
Series 2006-J6, Class A5, 6.00%, 09/25/2036	2,552,563	1,184,983
Series 2007-13, Class A1, 6.00%, 06/25/2047	2,395,540	1,236,789
Series 2007-23CB, Class A1, 6.00%, 09/25/2037	4,124,969	2,003,042
Series 2007-2CB, Class 2A14, 5.75%, 03/25/2037	5,303,011	2,635,621
Series 2007-4CB, Class 1A6, 5.75%, 04/25/2037	1,286,538	1,067,863
Series 2007-4CB, Class 1A7, 5.75%, 04/25/2037	967,736	803,249
Series 2007-8CB, Class A1, 5.50%, 05/25/2037	5,451,712	2,828,487
Series 2007-8CB, Class A9, 6.00%, 05/25/2037	736,626	404,147
Series 2007-J2, Class 2A2, 6.00%, 07/25/2037	2,106,276	2,000,145
Series 2008-2R, Class 3A1, 6.00%, 08/25/2037(d)	6,857,722	3,225,158
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-42, Class 2A4, 6.02%, 10/25/2033(d)	538,689	503,158

	Par	Value
Series 2003-44, Class A3, 5.00%, 10/25/2033	$210,000	$192,219
Series 2004-14, Class 3A1, 6.88%, 08/25/2034(d)	1,095,163	1,044,159
Series 2004-21, Class A1, 4.00%, 11/25/2034	371,731	336,275
Series 2004-24, Class A1, 5.50%, 12/25/2034	3,159,540	3,153,016
Series 2004-24, Class A4, 5.50%, 12/25/2034	2,177,436	2,172,608
Series 2004-4, Class A10, 5.50%, 05/25/2034	424,005	412,902
Series 2004-HYB5, Class 3A1, 6.15%, 04/20/2035(d)	525,574	489,810
Series 2004-J9, Class 2A5, 5.50%, 01/25/2035	383,639	381,285
Series 2005-13, Class A6, 5.50%, 06/25/2035	1,378,889	760,059
Series 2005-20, Class A7, 5.25%, 12/25/2027	84,817	50,262
Series 2005-27, Class 1A4, 5.50%, 12/25/2035	675,969	504,699
Series 2005-27, Class 2A1, 5.50%, 12/25/2035	508,211	212,300
Series 2005-31, Class 4A2, 4.94%, 01/25/2036(d)	601,461	567,294
Series 2005-HY10, Class 1A1, 5.61%, 02/20/2036(d)	44,578	37,877
Series 2005-HY10, Class 4A1, 4.18%, 02/20/2036(d)	1,258,710	1,109,911
Series 2005-HYB2, Class 2A, 5.06%, 05/20/2035(d)	558,840	543,993
Series 2005-J3, Class 2A5, 5.50%, 09/25/2035	40,069	37,011
Series 2006-16, Class 2A1, 6.50%, 11/25/2036	472,260	149,020
Series 2006-17, Class A6, 6.00%, 12/25/2036	2,090,360	933,406
Series 2006-17, Class A8, 6.00% (1 mo. Term SOFR + 0.66%), 12/25/2036	2,827,162	1,241,089
Series 2006-21, Class A11, 5.75%, 02/25/2037	1,120,811	484,454
Series 2006-21, Class A13, 6.00%, 02/25/2037	2,588,105	1,167,771
Series 2006-21, Class A5, 6.00%, 02/25/2037	590,923	266,628
Series 2006-6, Class A1, 6.00%, 04/25/2036	566,230	275,216
Series 2006-9, Class A8, 6.00%, 05/25/2036	1,098,693	502,708
Series 2007-1, Class A4, 6.00%, 03/25/2037	1,894,040	861,423
Series 2007-10, Class A22, 6.00%, 07/25/2037	1,764,402	792,500
Series 2007-5, Class A2, 5.75%, 05/25/2037	1,434,690	685,554

The accompanying notes are an integral part of these financial statements.

31

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2007-5, Class A29, 5.50%, 05/25/2037	$2,498,161	$1,144,456
Series 2007-5, Class A4, 5.75%, 05/25/2037	743,500	355,275
Series 2007-5, Class A51, 5.75%, 05/25/2037	4,869,214	2,326,710
Series 2007-HY5, Class 1A1, 5.32%, 09/25/2047(d)	5,079,423	3,991,503
Series 2007-J2, Class 2A3, 6.00%, 07/25/2037	2,885,167	988,732
Series 2007-J2, Class 2A6, 6.00%, 07/25/2037	186,336	63,856
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-8, Class 3A4, 5.50%, 12/25/2034	122,096	116,282
Series 2005-10, Class 10A3, 6.00%, 11/25/2035	811,306	189,398
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	341,288	248,004
Series 2005-10, Class 5A4, 5.50%, 11/25/2035	1,345,182	977,347
Series 2005-3, Class 3A17, 5.50%, 07/25/2035	130,668	131,145
Series 2005-9, Class 2A1, 5.50%, 10/25/2035	537,709	228,969
Credit Suisse Management LLC, Series 2005-8, Class 7A1, 7.00%, 09/25/2035	2,529,045	1,056,360
Credit Suisse Mortgage Capital Certificates
Series 2006-1, Class 1A3, 5.50%, 02/25/2036	242,772	217,388
Series 2006-1, Class 4A14, 5.50%, 02/25/2036	31,259	28,947
Series 2006-2, Class 4A2, 5.75%, 03/25/2036	488,736	304,698
Series 2006-2, Class 5A6, 6.00%, 03/25/2036	3,992,136	1,570,425
Series 2006-4, Class 8A1, 7.00%, 05/25/2036	1,179,251	109,725
Series 2006-7, Class 7A5, 6.00%, 08/25/2036	648,529	493,947
Series 2006-CF1, Class B3, 5.50%, 11/25/2035(b)(g)	2,565,000	2,508,174
Series 2007-2, Class 3A8, 5.50%, 03/25/2037	1,205,898	553,885
Series 2007-3, Class 4A13, 5.50%, 04/25/2037	244,463	198,917
Series 2007-3, Class 4A15, 5.50%, 04/25/2037	342,007	278,288
Series 2011-12R, Class 3A5, 6.23%, 07/27/2036(b)(d)	546,447	552,285
Series 2013-2R, Class 5A2, 3.93%, 05/27/2037(b)(d)	1,654,245	1,118,867

	Par	Value
Deutsche ALT-A Securities, Inc.
Series 2005-3, Class 3A1, 4.93% (1 mo. Term SOFR + 0.61%), 05/25/2035	$690,470	$602,509
Series 2005-6, Class 1A4, 5.50%, 12/25/2035	1,253,813	1,011,981
Series 2006-AB4, Class A1B1, 4.53% (1 mo. Term SOFR + 0.21%), 10/25/2036	366,927	301,680
DFC HEL Trust, Series 2001-1, Class M1, 6.08% (1 mo. Term SOFR + 1.76%), 08/15/2031	1,106,179	1,083,925
Federal National Mortgage Association, Series 2016-C01, Class 2M2, 11.42% (30 day avg SOFR US + 7.06%), 08/25/2028	624,899	650,287
First Horizon Alternative Mortgage Securities
Series 2004-AA6, Class A1, 5.67%, 01/25/2035(d)	189,672	185,071
Series 2004-AA7, Class 2A1, 5.95%, 02/25/2035(d)	568,804	537,350
Series 2005-AA5, Class 2A1, 5.54%, 07/25/2035(d)	856,731	805,280
Series 2005-AA7, Class 2A1, 5.28%, 09/25/2035(d)	918,751	802,220
Series 2005-FA11, Class 2A1, 5.25%, 02/25/2026	698	0
Series 2005-FA8, Class 1A14, 5.50%, 11/25/2035	1,109,229	525,556
Series 2006-FA1, Class 1A3, 5.75%, 04/25/2036	1,758,080	717,941
Series 2006-FA2, Class 1A3, 6.00%, 05/25/2036	2,155,642	879,802
Series 2006-FA2, Class 1A5, 6.00%, 05/25/2036	1,410,464	575,666
Series 2006-FA6, Class 1A5, 6.25%, 11/25/2036	6,625,563	2,668,234
Series 2006-FA6, Class 3A1, 5.75%, 11/25/2036	369	93
Series 2007-AA1, Class 1A2, 4.61%, 05/25/2037(d)	1,843,380	1,159,327
Series 2007-FA4, Class 1A6, 6.25%, 08/25/2037(d)	1,767,644	657,793
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 4A1, 7.54%, 08/25/2035(d)	639,109	618,950
Series 2006-4, Class 1A15, 6.00%, 02/25/2037	527,643	109,579
Series 2006-4, Class 1A6, 5.75%, 02/25/2037	871,365	173,513
Series 2006-AR4, Class 1A2, 5.21%, 01/25/2037(d)	1,996,837	1,051,349
Series 2007-AR1, Class 1A1, 5.21%, 05/25/2037(d)	600,377	254,301
Series 2007-AR2, Class 1A2, 7.22%, 08/25/2037(d)	3,803,974	989,058

The accompanying notes are an integral part of these financial statements.

32

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A8, 2.50%, 04/25/2052(b)(d)	$2,000,000	$1,354,221
Series 2021-PJ7, Class A14, 2.50%, 01/25/2052(b)(d)	4,491,250	3,062,060
Series 2022-PJ2, Class A31, 2.50%, 06/25/2052(b)(d)	2,250,000	1,520,939
Series 2022-PJ5, Class A31, 2.50%, 10/25/2052(b)(d)	5,500,000	3,689,040
GSAA Trust
Series 2005-1, Class M2, 6.26%, 11/25/2034(g)	1,856,718	1,826,663
Series 2006-15, Class AF5, 6.69%, 09/25/2036(g)	1,972,876	506,794
Series 2006-18, Class AF6, 6.18%, 11/25/2036(g)	1,793,779	431,919
Series 2007-7, Class 1A2, 4.79% (1 mo. Term SOFR + 0.47%), 07/25/2037	904,219	875,201
GSR Mortgage Loan Trust
Series 2003-5F, Class 1A1, 3.00%, 08/25/2032	580,911	544,518
Series 2004-15F, Class 2A1, 6.00%, 12/25/2034	682,357	566,960
Series 2005-1F, Class 3A3, 6.00%, 01/25/2035	9,217	8,267
Series 2005-4F, Class 3A1, 6.50%, 04/25/2025	45,494	45,377
Series 2005-7F, Class 3A9, 6.00%, 09/25/2035	15,247	15,003
Series 2005-AR4, Class 5A1, 6.20%, 07/25/2035(d)	113,635	108,878
Series 2005-AR5, Class 4A1, 5.49%, 10/25/2035(d)	496,826	458,491
Series 2005-AR7, Class 6A1, 4.64%, 11/25/2035(d)	298,674	262,304
Series 2006-2F, Class 2A1, 5.75%, 02/25/2036	373,657	322,380
Harborview Mortgage Loan Trust, Series 2006-6, Class 3A1A, 5.01%, 08/19/2036(d)	1,671,042	1,283,838
Impac CMB Trust, Series 2005-5, Class A3W, 4.93% (1 mo. Term SOFR + 0.36%), 08/25/2035	318,511	300,777
Impac Funding Corp.
Series 2002-2, Class A3, 6.50%, 04/25/2033	691,562	676,685
Series 2004-2, Class A5, 4.80%, 08/25/2034(g)	37,746	37,433
Indymac IMSC Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 4.08%, 06/25/2037(d)	337,338	213,997

	Par	Value
Indymac Index Mortgage Loan Trust
Series 2004-AR11, Class 1A, 3.77%, 12/25/2034(d)	$794,179	$721,138
Series 2004-AR4, Class 3A, 5.30%, 08/25/2034(d)	1,760,948	1,661,426
Series 2005-AR23, Class 3A1, 3.64%, 11/25/2035(d)	428,124	384,843
Series 2005-AR23, Class 6A1, 4.13%, 11/25/2035(d)	900,479	844,340
Series 2005-AR25, Class 1A21, 4.06%, 12/25/2035(d)	1,714,527	949,457
Series 2005-AR3, Class 4A1, 4.19%, 04/25/2035(d)	746,546	699,354
Series 2005-AR35, Class 1A1, 3.79%, 02/25/2036(d)	1,070,238	840,857
Series 2005-AR9, Class 1A1, 4.96%, 07/25/2035(d)	2,788,868	1,474,290
Series 2006-AR25, Class 3A1, 4.05%, 09/25/2036(d)	1,924,257	1,237,931
Series 2006-AR25, Class 4A1, 3.70%, 09/25/2036(d)	3,295,996	2,983,321
Series 2006-AR3, Class 2A1C, 3.90%, 03/25/2036(d)	4,405,764	3,026,615
Series 2006-AR31, Class A5, 4.16%, 11/25/2036(d)	3,430,818	3,189,951
Series 2006-AR9, Class 3A1, 3.52%, 06/25/2036(d)	1,454,039	1,257,243
Jefferies, LLC, Series 2009-R1, Class 1A2, 4.64%, 11/26/2035(b)(d)	410,947	364,198
JP Morgan Mortgage Trust
Series 2005-S3, Class 1A5, 5.75%, 01/25/2036	46,361	20,273
Series 2007-A3, Class 2A3, 5.52%, 05/25/2037(d)	2,040,531	1,735,958
Series 2021-12, Class A3, 2.50%, 02/25/2052(b)(d)	11,005,997	9,068,879
Series 2021-13, Class A5, 2.50%, 04/25/2052(b)(d)	30,000,000	20,558,139
Series 2021-14, Class A5, 2.50%, 05/25/2052(b)(d)	6,082,500	4,140,301
Series 2021-15, Class A5, 2.50%, 06/25/2052(b)(d)	3,650,000	2,472,468
Series 2022-3, Class A5A, 2.50%, 08/25/2052(b)(d)	11,588,632	7,815,061
Series 2022-4, Class A5, 3.00%, 10/25/2052(b)(d)	5,000,000	3,648,748
Series 2024-3, Class A5, 3.00%, 05/25/2054(b)(d)	10,000,000	7,259,826
Series 2024-7, Class A5, 3.00%, 04/25/2053(b)(d)	8,000,000	5,569,492
Lehman Mortgage Trust
Series 2005-2, Class 1A3, 5.75%, 12/25/2035	498,724	244,125
Series 2005-3, Class 1A2, 0.32% (-1 x 1 mo. Term SOFR + 4.64%), 01/25/2036(f)(h)	748,249	40,669

The accompanying notes are an integral part of these financial statements.

33

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2005-3, Class 1A6, 4.93% (1 mo. Term SOFR + 0.61%), 01/25/2036	$748,249	$297,977
Series 2006-1, Class 1A4, 5.50%, 02/25/2036	347,216	164,287
Series 2006-3, Class 1A1, 6.00%, 07/25/2036	3,132,463	1,551,386
Series 2006-3, Class 1A4, 6.00%, 07/25/2036	6,925,334	3,465,851
Series 2007-4, Class 1A2, 5.75%, 05/25/2037	961,240	441,448
Series 2007-4, Class 1A3, 5.75%, 05/25/2037	2,100,309	964,563
Series 2007-5, Class 1A3, 5.75%, 06/25/2037	1,686,325	1,571,205
Series 2007-5, Class 9A1, 6.00%, 06/25/2037	2,290,943	516,285
Series 2007-5, Class 9A2, 6.00%, 06/25/2037	6,257,252	1,410,128
MASTR Adjustable Rate Mortgages Trust
Series 2004-4, Class 2A2, 6.80%, 05/25/2034(d)	70,283	66,345
Series 2005-1, Class 7A1, 4.22%, 02/25/2035(d)	78,446	72,547
MASTR Alternative Loans Trust
Series 2003-5, Class 30B1, 5.92%, 08/25/2033(d)	356,429	193,448
Series 2003-7, Class 5A1, 6.25%, 11/25/2033	30,000	30,901
Series 2004-11, Class 7A1, 6.50%, 10/25/2034	175,268	176,069
Series 2004-6, Class 10A1, 6.00%, 07/25/2034	82,024	80,735
Series 2004-6, Class 8A1, 5.50%, 07/25/2034	141,999	139,135
Series 2005-2, Class 4A5, 5.50%, 03/25/2035	2,000,000	1,831,755
MASTR Asset Securitization Trust, Series 2006-1, Class 2A1, 4.88% (1 mo. Term SOFR + 0.56%), 05/25/2036	555,600	95,603
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A5, Class A8, 5.13%, 06/25/2035(d)	189,100	181,935
Series 2005-A7, Class 2A1, 5.32%, 09/25/2035(d)	3,313,335	2,648,834
Series 2006-F1, Class 1A1, 6.00%, 04/25/2036	1,770,175	733,053
MLCC Mortgage Investors, Inc., Series 2004-D, Class A2, 5.44% (6 mo. Term SOFR + 1.15%), 09/25/2029	253,379	245,345

	Par	Value
Morgan Stanley Mortgage Loan Trust
Series 2005-7, Class 6A3, 5.50%, 11/25/2035	$589,231	$574,124
Series 2005-7, Class 7A3, 5.50%, 11/25/2035	271,281	233,454
Series 2006-11, Class 2A1, 6.00%, 08/25/2036	1,908,552	808,828
Series 2006-2, Class 7A1, 5.44%, 02/25/2036(d)	1,201,258	682,652
Morgan Stanley Reremic Trust, Series 2012-R3, Class 1B, 4.22%, 11/26/2036(b)(d)	1,656,766	1,455,178
Nomura Asset Acceptance Corp.
Series 2005-AR3, Class 3A1, 5.69%, 07/25/2035(d)	163,020	162,130
Series 2005-WF1, Class 2A5, 5.66%, 03/25/2035(g)	9,071	9,081
Nomura Resecuritization Trust
Series 2011-4RA, Class 1A10, 2.77%, 12/26/2036(b)(d)	4,898,291	4,454,676
Series 2014-5R, Class 1A9, 5.50%, 06/26/2035(b)(d)	2,829,915	2,270,739
Popular ABS, Inc.
Series 2003-1, Class M1, 4.86%, 08/25/2033(d)	324,988	323,182
Series 2003-3, Class M1, 4.87%, 12/25/2033(d)	636,771	631,357
RAAC Series, Series 2005-SP1, Class 3A7, 6.00%, 09/25/2034	2,354	1,790
RALI Trust
Series 2006-QS1, Class A3, 5.75%, 01/25/2036	143,981	111,963
Series 2006-QS13, Class 1A6, 6.00%, 09/25/2036	1,693,638	1,347,354
Series 2006-QS17, Class A7, 6.00%, 12/25/2036	258,936	213,221
Series 2006-QS9, Class 1A5, 5.13% (1 mo. Term SOFR + 0.81%), 07/25/2036	1,055,406	776,752
Series 2007-QS10, Class A1, 6.50%, 09/25/2037	231,012	190,333
Series 2007-QS6, Class A29, 6.00%, 04/25/2037	2,379,133	1,956,249
RBSSP Resecuritization Trust, Series 2009-7, Class 3A2, 6.00%, 03/26/2036(b)(d)	3,582,242	1,835,648
RCKT Mortgage Trust
Series 2021-4, Class A17, 2.50%, 09/25/2051(b)(d)	5,000,000	3,418,815
Series 2022-2, Class A18, 2.50%, 02/25/2052(b)(d)	4,500,000	3,039,404
Resecuritization Pass-Through Trust, Series 2005-8R, Class A3, 6.00%, 10/25/2034	1,305,521	1,283,918

The accompanying notes are an integral part of these financial statements.

34

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Residential Asset Securitization Trust
Series 2003-A9, Class A2, 4.00%, 08/25/2033	$761,360	$685,897
Series 2004-R2, Class A3, 5.50%, 08/25/2034	1,342,952	1,335,059
Series 2005-A11, Class 1A4, 5.50%, 10/25/2035	214,857	139,429
Series 2005-A11, Class 2A1, 4.85%, 10/25/2035	3,388,540	1,177,608
Series 2005-A11, Class 2A5, 6.00%, 10/25/2035	385,727	165,648
Series 2005-A15, Class 5A1, 5.75%, 02/25/2036	3,447,927	1,276,478
Series 2005-A5, Class A7, 5.50%, 05/25/2035	964,047	646,384
Series 2006-A15, Class A10, 5.03% (1 mo. Term SOFR + 0.71%), 01/25/2037	16,440,728	4,183,657
Series 2006-A15, Class A11, 1.22% (-1 x 1 mo. Term SOFR + 5.54%), 01/25/2037(f)(h)	16,440,728	1,245,951
Series 2006-A5CB, Class A6, 6.00%, 06/25/2036	2,290,738	897,746
RFMSI Trust
Series 2005-SA4, Class 1A21, 6.03%, 09/25/2035(d)	1,542,297	992,804
Series 2005-SA4, Class 2A1, 5.56%, 09/25/2035(d)	1,088,528	631,803
Series 2006-S3, Class A1, 5.50%, 03/25/2036	1,482,563	1,195,999
Series 2006-S4, Class A1, 6.00%, 04/25/2036	1,571,152	1,253,068
Series 2006-S5, Class A12, 6.00%, 06/25/2036	143,932	121,859
Series 2006-S5, Class A14, 6.00%, 06/25/2036	296,292	250,853
Series 2006-S5, Class A15, 6.00%, 06/25/2036	1,241,691	1,051,267
Series 2006-S5, Class A18, 6.00%, 06/25/2036	154,320	130,659
Series 2006-S6, Class A10, 6.00%, 07/25/2036	81,751	70,984
Series 2006-S6, Class A15, 6.00%, 07/25/2036	420,873	365,439
Series 2006-S7, Class A6, 6.25%, 08/25/2036	935,621	772,141
Series 2006-S7, Class A9, 6.50%, 08/25/2036	559,372	468,673
Series 2006-S9, Class A3, 5.75%, 09/25/2036	1,200,984	952,564
Series 2007-S1, Class A10, 6.00%, 01/25/2037	362,258	292,710
Series 2007-S7, Class A7, 6.00%, 07/25/2037	1,306,377	1,045,541

	Par	Value
Specialty Underwriting & Residential Finance, Series 2006-BC2, Class A2D, 4.06%, 02/25/2037(g)	$733,642	$242,634
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18, Class 3A2, 5.26%, 12/25/2034(d)	334,841	307,483
Series 2005-12, Class 2A1, 5.82%, 06/25/2035(d)	482,229	361,365
Series 2005-21, Class 7A1, 4.74%, 11/25/2035(d)	2,915,450	1,895,106
Series 2006-1, Class 6A1, 4.79%, 02/25/2036(d)	967,354	720,361
Series 2006-1, Class 7A4, 4.08%, 02/25/2036(d)	86,827	73,986
Series 2006-12, Class 2A1, 4.53%, 01/25/2037(d)	492,473	356,717
Series 2006-4, Class 6A, 3.99%, 05/25/2036(d)	486,227	278,447
Series 2007-5, Class 1A1, 4.87% (1 mo. Term SOFR + 0.55%), 06/25/2037	1,110,906	929,369
Series 2007-6, Class 2A1, 4.81% (1 mo. Term SOFR + 0.49%), 07/25/2037	3,731,279	3,462,843
Series 2007-9, Class 1A1, 6.17% (6 mo. Term SOFR + 1.93%), 10/25/2037	757,661	693,556
Suntrust Adjustable Rate Mortgage Loan Trust
Series 2007-1, Class 2A1, 5.99%, 02/25/2037(d)	2,979,394	2,577,130
Series 2007-2, Class 1A1, 6.14%, 04/25/2037(d)	408,102	150,781
Suntrust Alternative Loan Trust
Series 2005-1F, Class 2A3, 5.75%, 12/25/2035	614,651	559,764
Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	1,419,363	1,302,682
Series 2005-1F, Class 4A1, 6.50%, 12/25/2035	1,184,572	1,078,305
TBW Mortgage Backed Pass Through Certificates, Series 2006-2, Class 3A1, 5.50%, 07/25/2036	80,750	6,831
Vericrest Opportunity Loan Transferee, Series 2021-NPL4, Class A2, 8.95%, 03/27/2051(b)(g)(j)	1,740,680	1,741,703
WaMu Mortgage Pass Through Certificates
Series 2003-AR10, Class A6, 6.52%, 10/25/2033(d)	4,877,904	4,670,947
Series 2003-S4, Class CB1, 5.63%, 06/25/2033(d)	2,001,085	1,974,409
Series 2004-S2, Class 3A2, 6.00%, 06/25/2034	34,062	33,967

The accompanying notes are an integral part of these financial statements.

35

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2005-AR14, Class 1A2, 5.18%, 12/25/2035(d)	$3,549,371	$3,290,347
Series 2006-AR10, Class 2A1, 4.36%, 09/25/2036(d)	840,660	708,669
Series 2006-AR16, Class 1A1, 4.36%, 12/25/2036(d)	914,114	831,401
Series 2006-AR8, Class 1A1, 4.83%, 08/25/2046(d)	1,269,720	1,156,885
Series 2007-HY2, Class 1A1, 4.31%, 12/25/2036(d)	11,715,376	10,548,768
Series 2007-HY3, Class 4A1, 5.16%, 03/25/2037(d)	1,938,429	1,778,326
Series 2007-HY5, Class 3A1, 3.88%, 05/25/2037(d)	833,833	713,600
Series 2007-HY7, Class 1A1, 4.44%, 07/25/2037(d)	162,390	129,537
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-1, Class 5A1, 6.00%, 03/25/2035	677,617	638,146
Series 2005-4, Class 5A7, 5.50%, 06/25/2035	2,432,019	2,065,923
Series 2005-5, Class CB4, 5.50%, 07/25/2035	830,643	766,184
Series 2005-6, Class 1CB, 6.50%, 08/25/2035	193,423	176,095
Series 2005-6, Class 2A1, 5.50%, 08/25/2035	2,211,764	1,926,685
Series 2005-6, Class 2A8, 5.50%, 08/25/2035	483,521	421,199
Series 2005-6, Class 3CB, 5.50%, 08/25/2035	977,330	871,882
Series 2005-9, Class 4A4, 5.50%, 11/25/2035	340,672	296,788
Series 2006-8, Class A6, 4.11%, 10/25/2036(g)	2,337,942	802,313
Series 2007-HY1, Class A2A, 4.75% (1 mo. Term SOFR + 0.43%), 02/25/2037	1,460,878	1,120,031
Series 2007-HY2, Class 1A1, 4.18%, 04/25/2037(d)	1,098,229	578,127
Series 2007-OC1, Class A1, 4.91% (1 mo. Term SOFR + 0.59%), 01/25/2047	3,099,125	2,766,478
Series 2007-OC2, Class A3, 5.05% (1 mo. Term SOFR + 0.73%), 06/25/2037	3,344,179	3,056,310
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A4, 6.00%, 03/25/2037	634,719	575,193
Wells Fargo Mortgage Backed Securities Trust
Series 2004-J, Class A1, 6.75%, 07/25/2034(d)	2,260,443	2,097,171

	Par	Value
Series 2005-AR14, Class A1, 7.34%, 08/25/2035(d)	$375,702	$367,484
Series 2006-AR1, Class 1A1, 6.64%, 03/25/2036(d)	1,224,560	1,203,517
Series 2006-AR19, Class A1, 6.94%, 12/25/2036(d)	1,138,229	1,108,715
Series 2006-AR5, Class 1A1, 6.76%, 04/25/2036(d)	2,584,215	2,576,641
Series 2006-AR5, Class 2A1, 6.70%, 04/25/2036(d)	991,392	960,466
Series 2007-AR3, Class A1, 6.35%, 04/25/2037(d)	460,421	404,994
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $542,671,506)		433,774,714
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 1.5%
Federal Home Loan Mortgage Corp.
Series 4937, Class MB, 3.00%, 12/25/2049	6,621,000	4,664,510
Series 5200, Class YZ, 2.50%, 02/25/2052(j)	15,034,789	10,024,010
Series 5201, Class CB, 2.50%, 03/25/2052	5,797,999	4,058,863
Federal National Mortgage Association
Series 2016-45, Class PB, 3.00%, 07/25/2046	10,584,157	8,297,962
Series 2017-108, Class PB, 3.00%, 01/25/2048	7,656,000	5,890,326
Series 2021-52, Class JZ, 2.50%, 08/25/2051(j)	17,252,088	10,865,327
Government National Mortgage Association
Series 2015-56, Class ZL, 3.50%, 04/16/2045(j)	23,315,986	21,542,404
Series 2016-163, Class WZ, 3.00%, 11/20/2046(j)	5,233,092	4,398,506
Series 2018-40, Class ZA, 3.00%, 01/20/2048(j)	24,544,220	18,985,929
Series 2020-133, Class EA, 1.00%, 09/20/2050	26,370,624	20,556,004
Series 2021-66, Class NA, 2.00%, 02/20/2051	11,164,964	9,348,316
Series 2022-189, Class AL, 3.00%, 07/20/2051	20,250,000	16,329,404
Series 2023-55, Class AG, 1.00%, 09/20/2050	6,830,866	5,208,334
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $138,116,741)		140,169,895

The accompanying notes are an integral part of these financial statements.

36

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
EXCHANGE TRADED FUNDS - 0.0%(a)
Performance Trust Short Term Bond ETF	40,000	$1,016,400
TOTAL EXCHANGE TRADED FUNDS (Cost $1,011,600)		1,016,400
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.28%(k)	18,999,604	18,999,604
TOTAL SHORT-TERM INVESTMENTS (Cost $18,999,604)		18,999,604
TOTAL INVESTMENTS - 99.8% (Cost $9,386,683,969)		9,143,845,488
Other Assets in Excess of Liabilities - 0.2%		19,425,377
TOTAL NET ASSETS - 100.0%		$9,163,270,865

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
PO - Principal Only
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal
(a)	Represents less than 0.05% of net assets.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $2,387,782,884 or 26.1% of the Fund’s net assets.

(c)	Security subject to the Alternative Minimum Tax (“AMT”). As of February 28, 2025, the total value of securities subject to the AMT was $15,237,992 or 0.2% of net assets.
(d)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of February 28, 2025.

(e)	Issuer is currently in default.
(f)	Interest only security.
(g)	Step coupon bond. The rate disclosed is as of February 28, 2025.
(h)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(i)	Principal only security.
(j)
DL Custom Z Tranche - This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of February 28, 2025.

(k)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

37

Performance Trust Municipal Bond Fund
Schedule of Investments
February 28, 2025 (Unaudited)

	Par	Value
MUNICIPAL BONDS - 89.1%
Alabama - 2.8%
Black Belt Energy Gas District, 5.50%, 10/01/2054(a)	$3,055,000	$3,340,278
County of Jefferson, AL Sewer Revenue, 5.25%, 10/01/2043	4,000,000	4,342,349
Southeast Energy Authority A Cooperative District
5.50%, 01/01/2053(a)	5,730,000	6,149,007
5.00%, 05/01/2055(a)	6,000,000	6,402,651
		20,234,285
Alaska - 0.2%
CIVIC Ventures, 5.00%, 09/01/2033	1,750,000	1,759,097
Arizona - 1.4%
City of Glendale, AZ Water & Sewer Revenue, 5.00%, 07/01/2025	1,000,000	1,007,501
Industrial Development Authority of the City of Phoenix, Arizona, 4.00%, 07/01/2026(b)	1,300,000	1,304,042
Salt River Project Agricultural Improvement & Power District, 5.00%, 12/01/2045	5,925,000	5,954,491
State of Arizona Distribution Revenue, 5.50%, 07/01/2042	1,545,000	1,882,170
		10,148,204
California - 15.9%
Acton-Agua Dulce Unified School District, 0.00%, 05/01/2039	2,000,000	1,130,143
Alhambra Unified School District, 0.00%, 08/01/2037	11,000,000	7,040,130
Baldwin Park Unified School District, 0.00%, 08/01/2037	1,000,000	629,186
Belmont-Redwood Shores School District, 0.00%, 08/01/2039	4,000,000	2,272,792
California Educational Facilities Authority, 5.00%, 05/01/2049	5,000,000	5,914,245
California Health Facilities Financing Authority, 5.00%, 11/01/2047	5,335,000	6,182,894
California Municipal Finance Authority, 4.00%, 12/01/2026(b)	965,000	943,909
Campbell Union School District, 0.00%, 08/01/2039	4,700,000	2,732,356
City of San Diego, CA Tobacco Settlement Revenue Funding Corp., 4.00%, 06/01/2032	870,000	878,483
Coachella Valley Unified School District, 0.00%, 08/01/2043	1,015,000	463,674
El Rancho Unified School District, 0.00%, 08/01/2035	360,000	251,003
Fowler Unified School District, 5.50%, 08/01/2053	4,945,000	5,440,966
Hope Elementary School District
0.00%, 08/01/2036	500,000	333,444
0.00%, 08/01/2037	540,000	343,925

	Par	Value
0.00%, 08/01/2038	$550,000	$333,915
0.00%, 08/01/2040	1,085,000	593,625
Inland Empire Tobacco Securitization Corp., 3.68%, 06/01/2038	5,850,000	5,633,813
Lakeside Union School District
0.00%, 08/01/2038	4,035,000	2,436,858
0.00%, 08/01/2039	4,375,000	2,511,256
Lemon Grove School District, 0.00%, 08/01/2039	940,000	545,699
Los Angeles County Public Works Financing Authority, 5.50%, 12/01/2049	7,000,000	8,002,562
Manhattan Beach Unified School District
0.00%, 09/01/2038	2,700,000	1,654,304
0.00%, 09/01/2040	2,085,000	1,152,877
0.00%, 09/01/2041	1,295,000	677,075
Millbrae School District, 0.00%, 07/01/2039	1,735,000	1,027,338
Mount San Antonio Community College District, 0.00%, 08/01/2043	1,505,000	1,498,387
Newport Mesa Unified School District, 0.00%, 08/01/2038	1,000,000	623,323
Oceanside Unified School District, 0.00%, 08/01/2039	445,000	259,802
Paramount Unified School District, 0.00%, 08/01/2037	630,000	403,699
Pittsburg Unified School District Financing Authority
0.00%, 09/01/2041	2,665,000	1,359,979
0.00%, 09/01/2042	1,940,000	931,751
Placentia-Yorba Linda Unified School District, 0.00%, 08/01/2041	5,325,000	2,797,449
Poway Unified School District
0.00%, 08/01/2037	6,320,000	4,076,481
0.00%, 08/01/2038	6,495,000	4,002,348
0.00%, 08/01/2040	4,905,000	2,744,600
0.00%, 08/01/2046	12,165,000	4,690,553
Rowland Unified School District, 0.00%, 08/01/2041	5,145,000	2,729,115
San Bernardino City Unified School District, 0.00%, 08/01/2035	250,000	173,064
San Bernardino Community College District
0.00%, 08/01/2038	210,000	122,221
0.00%, 08/01/2044	12,485,000	5,190,563
San Diego Community College District
0.00%, 08/01/2039	8,525,000	5,040,880
0.00%, 08/01/2041	1,860,000	988,208
San Diego Unified School District
0.00%, 07/01/2038	1,700,000	1,049,884
0.00%, 07/01/2040	7,760,000	4,329,647
0.00%, 07/01/2041	7,870,000	4,136,945
0.00%, 07/01/2041	3,530,000	3,590,742
0.00%, 07/01/2043	4,420,000	2,071,946

The accompanying notes are an integral part of these financial statements.

38

Performance Trust Municipal Bond Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
Santa Barbara Secondary High School District, 0.00%, 08/01/2040	$6,365,000	$3,371,693
		115,309,752
Colorado - 4.2%
City & County of Denver, CO Airport System Revenue
5.75%, 11/15/2036(c)	6,325,000	7,594,064
5.75%, 11/15/2041(c)	5,810,000	6,515,456
City of Fruita, CO Healthcare Revenue, 5.00%, 01/01/2028	440,000	431,854
Colorado Bridge & Tunnel Enterprise, 5.00%, 12/01/2042	1,000,000	1,103,552
Denver City & County School District No. 1, 5.50%, 12/01/2044	13,000,000	14,921,962
		30,566,888
Connecticut - 0.1%
Connecticut State Health & Educational Facilities Authority, 12.00%, 09/01/2030(b)	570,000	577,231
District of Columbia - 1.2%
District of Columbia, 5.50%, 07/01/2047	8,095,000	8,936,355
Florida - 5.4%
Bay County School Board
5.50%, 07/01/2041	1,315,000	1,448,703
5.50%, 07/01/2042	1,300,000	1,426,437
City of Fort Lauderdale, FL Water & Sewer Revenue, 5.50%, 09/01/2048	7,810,000	8,710,789
City of Fort Myers, FL Utility System Revenue, 5.50%, 10/01/2049	5,000,000	5,540,203
City of Venice, FL, 4.25%, 01/01/2030(b)	850,000	852,269
County of Lee, FL Airport Revenue, 5.25%, 10/01/2042(c)	1,500,000	1,632,665
County of Miami-Dade, FL
0.00%, 10/01/2040	5,000,000	2,647,614
0.00%, 10/01/2041	2,335,000	1,163,237
0.00%, 10/01/2042	1,755,000	824,749
0.00%, 10/01/2045	4,500,000	1,862,124
County of Sarasota, FL Utility System Revenue, 5.25%, 10/01/2047	2,500,000	2,720,715
Florida Development Finance Corp., 5.50%, 09/15/2025(b)	385,000	383,766
Greater Orlando Aviation Authority, 5.25%, 10/01/2043(c)	5,000,000	5,395,218
Hillsborough County Aviation Authority, 5.50%, 10/01/2049(c)	2,000,000	2,187,960
Lee County Industrial Development Authority, 4.13%, 11/15/2029	2,050,000	2,062,164
		38,858,613

	Par	Value
Georgia - 0.6%
City of Atlanta, GA Department of Aviation
5.25%, 07/01/2043(c)	$1,000,000	$1,083,747
5.25%, 07/01/2044(c)	2,000,000	2,156,342
City of Conyers, GA, 4.30%, 03/01/2031	1,185,000	1,131,871
		4,371,960
Hawaii - 0.2%
State of Hawaii Airports System Revenue, 5.00%, 07/01/2043	1,000,000	1,105,546
Idaho - 0.2%
Idaho Housing & Finance Association, 5.00%, 08/15/2044	1,500,000	1,650,157
Illinois - 1.5%
Chicago O'Hare International Airport
5.00%, 01/01/2043	2,000,000	2,169,572
5.50%, 01/01/2044(c)	2,000,000	2,193,652
City of Joliet, IL, 5.50%, 12/15/2042	2,325,000	2,553,157
Will County School District No. 114 Manhattan, 5.50%, 01/01/2045	3,765,000	4,165,157
		11,081,538
Indiana - 9.4%
Avon Community School Building Corp.
5.50%, 07/15/2040	1,220,000	1,393,386
5.50%, 07/15/2041	1,380,000	1,561,758
5.50%, 01/15/2043	2,795,000	3,116,373
Clark-Pleasant Community School Building Corp., 5.25%, 01/15/2042	2,575,000	2,818,971
Fishers Town Hall Building Corp.
5.50%, 07/15/2038	1,030,000	1,192,552
5.50%, 07/15/2039	700,000	807,683
5.50%, 07/15/2040	1,500,000	1,725,290
5.50%, 07/15/2043	2,000,000	2,263,959
Fort Wayne Redevelopment Authority, 5.00%, 12/15/2041	2,040,000	2,196,900
Franklin Township-Marion County Multiple School Building Corp.
5.00%, 07/15/2042	1,250,000	1,356,713
5.00%, 07/15/2043	1,250,000	1,347,107
Greater Clark Building Corp.
6.00%, 07/15/2038	6,050,000	7,127,188
6.00%, 01/15/2042	5,660,000	6,452,295
6.00%, 01/15/2043	1,145,000	1,316,341
Greater Clark County School Building Corp., 5.00%, 07/15/2041	1,280,000	1,400,931
Indianapolis Local Public Improvement Bond Bank, 6.00%, 02/01/2048	8,750,000	9,979,275
IPS Multi-School Building Corp., 5.50%, 07/15/2042	1,500,000	1,676,667
Lake Ridge Multi-School Building Corp., 5.50%, 07/15/2040	1,805,000	2,025,030

The accompanying notes are an integral part of these financial statements.

39

Performance Trust Municipal Bond Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - (Continued)
Lebanon Middle School Building Corp., 5.00%, 01/15/2044	$2,000,000	$2,142,015
Noblesville High School Building Corp.
6.00%, 07/15/2038	390,000	466,078
6.00%, 07/15/2040	640,000	756,512
6.00%, 01/15/2043	1,135,000	1,313,624
Tippecanoe County School Building Corp., 6.00%, 01/15/2042	1,355,000	1,550,289
Tri-Creek High School Building Corp., 5.50%, 07/15/2040	4,300,000	4,894,413
Wawasee High School Building Corp., 5.00%, 07/15/2042	6,865,000	7,439,855
		68,321,205
Iowa - 0.5%
City of Iowa City, IA, 6.00%, 06/01/2025	1,955,000	1,969,974
Iowa Tobacco Settlement Authority, 4.00%, 06/01/2049	1,555,000	1,528,824
		3,498,798
Kentucky - 2.3%
County of Trimble, KY, 1.30%, 09/01/2044(a)(c)	3,500,000	3,221,734
Kentucky Economic Development Finance Authority, 5.00%, 05/15/2026	425,000	422,284
Kentucky Public Energy Authority, 5.25%, 06/01/2055(a)	6,000,000	6,397,376
Kentucky State Property & Building Commission
5.50%, 11/01/2041	1,225,000	1,397,277
5.50%, 11/01/2042	2,070,000	2,344,474
5.00%, 10/01/2043	2,750,000	3,004,261
		16,787,406
Maryland - 0.9%
Maryland Stadium Authority, 5.00%, 05/01/2050	5,775,000	6,444,898
Michigan - 1.1%
Lansing Board of Water & Light, 5.00%, 07/01/2043	1,795,000	1,966,161
Michigan Finance Authority, 3.27%, 06/01/2039	6,100,000	5,737,318
		7,703,479
Minnesota - 1.6%
Minneapolis-St Paul Metropolitan Airports Commission, 5.25%, 01/01/2042(c)	10,000,000	10,826,682
State of Minnesota, 5.00%, 03/01/2025	1,050,000	1,050,000
		11,876,682

	Par	Value
Missouri - 0.4%
Jackson County School District No. R-IV Blue Springs, 5.50%, 03/01/2044	$2,620,000	$2,968,078
Nebraska - 0.4%
Omaha Public Power District, 5.50%, 02/01/2049	2,545,000	2,836,801
Nevada - 0.7%
State of Nevada Department of Business & Industry
8.13%, 01/01/2050(c)	2,000,000	2,066,942
9.50%, 01/01/2065(b)(c)	3,000,000	3,017,995
		5,084,937
New Hampshire - 0.3%
New Hampshire Business Finance Authority, 4.88%, 12/01/2033(b)	2,321,000	2,322,357
New Jersey - 1.1%
New Jersey Economic Development Authority, 5.50%, 01/01/2027(c)	300,000	300,432
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2038	1,070,000	624,917
0.00%, 12/15/2039	5,000,000	2,807,513
0.00%, 12/15/2039	7,635,000	4,225,384
		7,958,246
New York - 5.3%
Build NYC Resource Corp., 4.00%, 06/15/2031(b)	600,000	586,760
New York City Transitional Finance Authority
5.25%, 05/01/2043	5,000,000	5,582,741
5.50%, 05/01/2044	3,575,000	4,024,205
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.50%, 11/01/2045	10,055,000	11,163,444
New York State Dormitory Authority
5.00%, 10/01/2047	4,235,000	4,934,527
5.00%, 10/01/2048	4,000,000	4,655,917
Rockland County Solid Waste Management Authority, 6.25%, 12/15/2049	2,585,000	3,014,846
Triborough Bridge & Tunnel Authority, 5.00%, 05/15/2052	4,065,000	4,641,300
		38,603,740
North Carolina - 2.6%
County of Wake, NC, 5.00%, 03/01/2025	1,610,000	1,610,000
North Carolina Medical Care Commission
4.25%, 09/01/2028	1,090,000	1,091,178
3.75%, 10/01/2028	585,000	585,801

The accompanying notes are an integral part of these financial statements.

40

Performance Trust Municipal Bond Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
North Carolina - (Continued)
4.25%, 10/01/2028	$250,000	$251,050
4.50%, 09/01/2029	600,000	600,655
University of North Carolina at Chapel Hill
5.00%, 02/01/2045	6,000,000	6,717,403
5.00%, 02/01/2049	6,325,000	6,999,778
Watauga Public Facilities Corp., 5.25%, 06/01/2042	1,250,000	1,375,194
		19,231,059
North Dakota - 0.4%
Cass County Joint Water Resource District, 3.45%, 04/01/2027	3,000,000	3,002,046
Ohio - 4.0%
Columbus Regional Airport Authority
5.00%, 01/01/2042	1,000,000	1,096,525
5.00%, 01/01/2043	1,100,000	1,198,227
County of Franklin, OH, 5.00%, 11/01/2048	5,480,000	6,059,174
County of Hamilton, OH, 5.00%, 11/15/2049	6,095,000	6,737,485
Franklin County Convention Facilities Authority, 5.00%, 12/01/2042	1,500,000	1,642,483
Ohio Water Development Authority Water Pollution Control Loan Fund, 5.00%, 06/01/2025	1,590,000	1,599,093
State of Ohio, 5.00%, 05/01/2043	10,000,000	11,078,121
		29,411,108
Oklahoma - 2.1%
City of Oklahoma City, OK, 5.00%, 03/01/2025	1,155,000	1,155,000
Grand River Dam Authority, 5.00%, 06/01/2042	8,425,000	9,315,404
Oklahoma Turnpike Authority
5.00%, 01/01/2040	1,500,000	1,672,468
5.00%, 01/01/2041	1,500,000	1,651,652
5.00%, 01/01/2042	1,500,000	1,632,426
		15,426,950
Oregon - 0.4%
Port of Portland, OR Airport Revenue, 5.25%, 07/01/2042(c)	2,450,000	2,661,977
Pennsylvania - 3.1%
Allegheny County Sanitary Authority, 5.75%, 06/01/2047	6,835,000	7,687,083
City of Philadelphia, PA Water & Wastewater Revenue, 5.50%, 06/01/2047	2,365,000	2,590,094
Pennsylvania Turnpike Commission
5.00%, 06/01/2025	1,690,000	1,698,829
5.25%, 12/01/2041	1,000,000	1,118,316
5.25%, 12/01/2042	1,000,000	1,106,708

	Par	Value
5.00%, 12/01/2043	$2,750,000	$3,048,459
5.00%, 12/01/2043	2,350,000	2,588,416
Southeastern Pennsylvania Transportation Authority, 5.25%, 06/01/2041	2,585,000	2,864,676
		22,702,581
Puerto Rico - 0.5%
Commonwealth of Puerto Rico, 0.00%, 11/01/2043(a)	608,471	383,337
GDB Debt Recovery Authority of Puerto Rico, 7.50%, 08/20/2040	2,169,587	2,123,463
Puerto Rico Highway & Transportation Authority, 5.85%, 03/01/2027	1,395,000	1,394,623
		3,901,423
Rhode Island - 1.1%
Rhode Island Health and Educational Building Corp.
5.50%, 05/15/2042	3,335,000	3,674,508
5.50%, 05/15/2047	4,000,000	4,355,062
		8,029,570
South Carolina - 1.7%
Cherokee County School District No. 1, 5.00%, 03/01/2025	1,505,000	1,505,000
County of Horry, SC, 5.25%, 09/01/2047	4,000,000	4,328,158
South Island Public Service District, 5.25%, 04/01/2042	3,325,000	3,655,736
State of South Carolina, 5.00%, 04/01/2025	2,500,000	2,504,329
		11,993,223
Tennessee - 0.3%
Metropolitan Nashville Airport Authority, 5.50%, 07/01/2037(c)	1,650,000	1,842,356
Texas - 8.5%
Austin Independent School District, 5.00%, 08/01/2025	1,815,000	1,831,992
Barbers Hill Independent School District, 5.00%, 02/15/2043	1,450,000	1,593,450
Board of Regents of the University of Texas System, 5.00%, 08/15/2049	4,915,000	5,683,430
City of Fort Worth, TX, 5.00%, 03/01/2025	1,965,000	1,965,000
City of San Antonio, TX Electric & Gas Systems Revenue
5.25%, 02/01/2042	3,015,000	3,347,173
5.50%, 02/01/2049	7,950,000	8,862,476
Colony Economic Development Corp., 7.25%, 10/01/2042	1,500,000	1,479,888
Colony Local Development Corp., 7.25%, 10/01/2033	700,000	700,068
Cypress-Fairbanks Independent School District, 5.00%, 02/15/2043	2,775,000	3,048,360
Dallas Area Rapid Transit, 5.00%, 12/01/2046	1,290,000	1,311,671

The accompanying notes are an integral part of these financial statements.

41

Performance Trust Municipal Bond Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Dallas Fort Worth International Airport, 5.00%, 11/01/2041	$5,000,000	$5,533,260
Del Valle Independent School District, TX, 5.00%, 06/15/2025	1,500,000	1,509,297
Lower Colorado River Authority
5.50%, 05/15/2047	5,000,000	5,473,921
5.50%, 05/15/2048	3,000,000	3,290,497
North Texas Tollway Authority, 0.00%, 01/01/2038	1,055,000	648,867
Port of Beaumont Industrial Development Authority, 4.10%, 01/01/2028(b)	3,000,000	2,713,018
Port of Beaumont Navigation District, 10.00%, 07/01/2026(b)	1,500,000	1,542,742
Pottsboro Higher Education Finance Corp., 2.00%, 08/15/2040	775,000	577,468
San Antonio Water System, 5.00%, 05/15/2043	3,500,000	3,844,785
State of Texas, 5.00%, 04/01/2025	940,000	941,643
Tomball Independent School District, 5.00%, 02/15/2042	1,000,000	1,098,062
West Harris County Regional Water Authority, 5.50%, 12/15/2042	4,500,000	4,998,753
		61,995,821
Utah - 1.4%
City of Salt Lake City, UT Airport Revenue, 5.25%, 07/01/2041(c)	600,000	651,415
Wasatch County School District Local Building Authority, 5.50%, 06/01/2047	7,570,000	8,185,262
Wildflower Improvement Association, 6.63%, 03/01/2031(b)	1,248,857	1,221,515
		10,058,192
Virginia - 0.7%
Commonwealth of Virginia, 5.00%, 06/01/2025	1,790,000	1,800,060
Virginia Beach Development Authority, 5.38%, 09/01/2029	2,000,000	2,055,802
Virginia Commonwealth Transportation Board, 5.00%, 03/15/2025	1,180,000	1,180,822
		5,036,684
Washington - 3.2%
Central Puget Sound Regional Transit Authority, 5.00%, 11/01/2046	10,000,000	11,601,590
King & Snohomish Counties School District No. 417 Northshore, 5.00%, 12/01/2042	5,000,000	5,557,466
Port of Seattle, WA, 5.25%, 07/01/2043(c)	1,500,000	1,619,598
State of Washington, 5.00%, 06/01/2045	4,000,000	4,366,367
		23,145,021

	Par	Value
Wisconsin - 1.4%
Milwaukee Area Technical College District, 6.00%, 06/01/2025	$1,560,000	$1,572,143
Public Finance Authority
5.50%, 12/15/2028(b)	1,400,000	1,402,096
7.50%, 06/01/2029(b)	2,000,000	1,959,245
5.00%, 07/15/2030(b)	1,000,000	1,003,005
0.00%, 12/15/2034(b)	2,500,000	1,398,997
0.00%, 12/15/2034(b)	2,129,000	1,198,489
0.00%, 12/15/2037(b)	3,000,000	1,468,710
		10,002,685
TOTAL MUNICIPAL BONDS (Cost $635,544,956)		647,446,949
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 4.9%
California Housing Finance Agency, Series 2021-2, Class X, 0.83%, 03/25/2035(d)	40,526,649	1,718,330
Freddie Mac Multifamily ML Certificates
Series 2019-ML05, Class XCA, 0.25%, 11/25/2033(a)(d)	44,702,927	689,319
Series 2019-ML06, Class XUS, 1.13%, 06/25/2037(a)(b)(d)	10,389,077	755,909
Series 2020-ML07, Class XUS, 2.02%, 10/25/2036(a)(b)(d)	14,842,989	1,953,486
Series 2021-ML08, Class XUS, 1.85%, 07/25/2037(d)	34,057,885	4,171,750
Series 2021-ML09, Class XUS, 1.55%, 02/25/2040(a)(b)(d)	38,093,623	4,239,820
Series 2021-ML10, Class XUS, 2.13%, 01/25/2038(a)(b)(d)	19,002,545	2,583,396
Series 2021-ML10, Class XUS, 1.58%, 06/25/2038(a)(b)(d)	49,557,074	5,295,174
Series 2021-ML11, Class XUS, 0.77%, 03/25/2038(b)(d)	89,900,401	4,381,746
Series 2021-ML12, Class XUS, 1.23%, 07/25/2041(a)(b)(d)	25,555,378	2,333,206
Series 2022-ML13, Class XUS, 0.96%, 07/25/2036(a)(d)	81,684,415	4,341,527
Series 2022-ML13, Class XUS, 0.98%, 09/25/2036(d)	52,543,527	3,480,483
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $40,306,619)		35,944,146
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 1.7%
California Housing Finance Agency
Series 2021-1, Class X, 0.80%, 11/20/2035(d)	47,795,580	2,131,683
Series 2021-3, Class X, 0.79%, 08/20/2036(d)	24,952,848	1,176,776

The accompanying notes are an integral part of these financial statements.

42

Performance Trust Municipal Bond Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
New Hampshire Business Finance Authority
Series 2022-2, Class X, 0.69%, 10/20/2036(d)	$66,559,478	$2,935,939
Series 2023-2, Class X, 0.81%, 01/20/2038(a)(d)	58,933,473	3,154,119
Washington State Housing Finance Commission, Series 2021-1, Class X, 0.73%, 12/20/2035(a)(d)	64,528,649	2,628,252
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $13,050,145)		12,026,769
CORPORATE BONDS - 0.4%
Real Estate Management & Development - 0.4%
MMH Master LLC, 6.38%, 02/01/2034(b)	2,797,000	2,937,018
TOTAL CORPORATE BONDS (Cost $2,802,479)		2,937,018

	Shares
SHORT-TERM INVESTMENTS - 5.3%
Money Market Funds - 5.3%
First American Government Obligations Fund - Class X, 4.28%(e)	38,500,296	38,500,296
TOTAL SHORT-TERM INVESTMENTS (Cost $38,500,296)		38,500,296
TOTAL INVESTMENTS - 101.4% (Cost $730,204,495)		736,855,178
Liabilities in Excess of Other Assets - (1.4)%		(10,261,942)
TOTAL NET ASSETS - 100.0%		$726,593,236

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of February 28, 2025.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $48,375,901 or 6.7% of the Fund’s net assets.

(c)	Security subject to the Alternative Minimum Tax (“AMT”). As of February 28, 2025, the total value of securities subject to the AMT was $54,968,235 or 7.6% of net assets.
(d)	Interest only security.
(e)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

43

Performance Trust Multisector Bond Fund
Schedule of Investments
February 28, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - 33.2%
Aerospace & Defense - 0.9%
Moog, Inc., 4.25%, 12/15/2027(a)	$1,000,000	$963,531
TransDigm, Inc.
6.38%, 03/01/2029(a)	250,000	253,371
6.63%, 03/01/2032(a)	1,000,000	1,020,258
		2,237,160
Automobile Components - 1.3%
Dana, Inc., 5.63%, 06/15/2028	1,250,000	1,246,300
Garrett Motion Holdings, Inc., 7.75%, 05/31/2032(a)	1,000,000	1,020,292
Phinia, Inc., 6.63%, 10/15/2032(a)	1,000,000	1,005,963
		3,272,555
Banks - 7.6%
Banner Corp., 5.00% to 06/30/2025 then 3 mo. Term SOFR + 4.89%, 06/30/2030	1,000,000	985,000
Barclays PLC, 6.13% to 06/15/2026 then 5 yr. CMT Rate + 5.87%, Perpetual	1,250,000	1,253,047
Deutsche Bank AG, 7.08% to 02/10/2033 then SOFR + 3.65%, 02/10/2034	1,000,000	1,055,815
First Busey Corp., 5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.11%, 06/01/2030	1,150,000	1,145,582
First Financial Bancorp., 5.25% to 05/15/2025 then 3 mo. Term SOFR + 5.09%, 05/15/2030	1,000,000	993,143
FNB Corp./PA, 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030	1,000,000	1,007,260
Home BancShares, Inc., 3.13% to 01/30/2027 then 3 mo. Term SOFR + 1.82%, 01/30/2032	1,500,000	1,327,500
National Australia Bank Ltd., 3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037(a)	1,000,000	880,300
Nicolet Bankshares, Inc., 3.13% to 07/15/2026 then 3 mo. Term SOFR + 2.38%, 07/15/2031	1,000,000	911,467
Park National Corp., 4.50% to 09/01/2025 then 3 mo. Term SOFR + 4.39%, 09/01/2030	1,400,000	1,372,000
Renasant Corp., 4.50% to 09/15/2030 then 3 mo. Term SOFR + 4.03%, 09/15/2035	1,500,000	1,282,500
Synovus Financial Corp., 7.60% to 02/07/2029 then 5 yr. Mid Swap Rate USD + 3.38%, 02/07/2029	1,000,000	1,035,793
Texas Capital Bancshares, Inc., 4.00% to 05/06/2026 then 5 yr. CMT Rate + 3.15%, 05/06/2031	1,000,000	964,828
Webster Financial Corp., 3.88% to 11/01/2025 then 3 mo. Term SOFR + 3.69%, 11/01/2030	1,250,000	1,232,807

	Par	Value
Western Alliance Bank, 5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.12%, 06/01/2030	$1,500,000	$1,497,248
Wintrust Financial Corp., 4.85%, 06/06/2029	1,250,000	1,212,696
WSFS Financial Corp., 2.75% to 12/15/2025 then 3 mo. Term SOFR + 2.49%, 12/15/2030	1,000,000	955,000
		19,111,986
Building Products - 0.5%
Builders FirstSource, Inc., 5.00%, 03/01/2030(a)	1,250,000	1,204,530
Capital Markets - 0.5%
Ares Capital Corp., 3.20%, 11/15/2031	1,300,000	1,139,822
Chemicals - 0.4%
Avient Corp., 6.25%, 11/01/2031(a)	1,000,000	1,003,436
Commercial Services & Supplies - 0.4%
Cimpress PLC, 7.38%, 09/15/2032(a)	1,000,000	968,347
Construction Materials - 0.2%
Quikrete Holdings, Inc., 6.75%, 03/01/2033(a)	500,000	507,813
Consumer Finance - 3.0%
Ally Financial, Inc., 6.70%, 02/14/2033	1,500,000	1,547,909
Ford Motor Credit Co., LLC
7.35%, 03/06/2030	1,250,000	1,325,496
7.12%, 11/07/2033	1,000,000	1,038,572
General Motors Financial Co., Inc., 5.63%, 04/04/2032	1,250,000	1,251,815
OneMain Finance Corp., 5.38%, 11/15/2029	2,500,000	2,444,438
		7,608,230
Containers & Packaging - 1.3%
Berry Global, Inc., 5.63%, 07/15/2027(a)	1,000,000	1,000,450
Graphic Packaging International, LLC, 3.50%, 03/01/2029(a)	1,500,000	1,392,303
Sealed Air Corp., 5.00%, 04/15/2029(a)	1,000,000	976,060
		3,368,813
Diversified Consumer Services - 2.3%
Case Western Reserve University, 5.41%, 06/01/2122	1,100,000	1,068,784
Prime Security Services Borrower, LLC, 3.38%, 08/31/2027(a)	1,000,000	951,118
Service Corp. International
5.13%, 06/01/2029	500,000	492,717
4.00%, 05/15/2031	1,000,000	909,956

The accompanying notes are an integral part of these financial statements.

44

Performance Trust Multisector Bond Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Diversified Consumer Services - (Continued)
University of Southern California, 3.23%, 10/01/2120	$2,000,000	$1,210,103
Washington University, 4.35%, 04/15/2122	1,500,000	1,205,535
		5,838,213
Electrical Equipment - 1.0%
Sensata Technologies BV, 4.00%, 04/15/2029(a)	1,400,000	1,301,378
Sensata Technologies, Inc., 4.38%, 02/15/2030(a)	1,250,000	1,166,069
		2,467,447
Financial Services - 0.1%
Compeer Financial FLCA, 3.38% to 06/01/2031 then SOFR + 1.97%, 06/01/2036(a)	250,000	193,813
Food Products - 0.4%
Post Holdings, Inc., 6.25%, 10/15/2034(a)	1,000,000	996,735
Healthcare Equipment & Supplies - 0.1%
Teleflex, Inc., 4.25%, 06/01/2028(a)	250,000	239,944
Healthcare Providers & Services - 1.8%
Centene Corp., 3.38%, 02/15/2030	1,750,000	1,585,741
Molina Healthcare, Inc., 4.38%, 06/15/2028(a)	2,000,000	1,916,824
Select Medical Corp., 6.25%, 12/01/2032(a)	1,000,000	996,052
		4,498,617
Hotels, Restaurants & Leisure - 1.4%
Bloomin’ Brands, Inc., 5.13%, 04/15/2029(a)	1,000,000	923,069
Station Casinos, LLC, 4.50%, 02/15/2028(a)	1,250,000	1,208,483
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(a)	1,500,000	1,445,862
		3,577,414
Household Durables - 2.3%
Ashton Woods USA, LLC, 6.63%, 01/15/2028(a)	1,000,000	1,003,196
Century Communities, Inc., 3.88%, 08/15/2029(a)	1,250,000	1,140,916
Installed Building Products, Inc., 5.75%, 02/01/2028(a)	500,000	494,685
M/I Homes, Inc., 3.95%, 02/15/2030	1,500,000	1,382,451
Newell Brands, Inc.
6.38%, 05/15/2030	750,000	749,648
6.63%, 05/15/2032	1,000,000	997,151
		5,768,047

	Par	Value
Life Sciences Tools & Services - 0.6%
Charles River Laboratories International, Inc., 3.75%, 03/15/2029(a)	$1,750,000	$1,635,456
Machinery - 0.6%
Allison Transmission, Inc.
4.75%, 10/01/2027(a)	1,250,000	1,227,558
5.88%, 06/01/2029(a)	250,000	249,905
		1,477,463
Media - 0.8%
CCO Holdings Capital Corp., 4.75%, 02/01/2032(a)	1,000,000	899,280
Sirius XM Radio LLC
4.00%, 07/15/2028(a)	500,000	470,021
3.88%, 09/01/2031(a)	750,000	651,049
		2,020,350
Professional Services - 1.4%
Amentum Holdings, Inc., 7.25%, 08/01/2032(a)	1,000,000	1,021,322
Science Applications International Corp., 4.88%, 04/01/2028(a)	2,500,000	2,413,512
		3,434,834
Real Estate Management & Development - 0.4%
Cushman & Wakefield US Borrower, LLC, 8.88%, 09/01/2031(a)	1,000,000	1,075,688
Retail REITs - 0.3%
Global Net Lease, Inc., 3.75%, 12/15/2027(a)	750,000	709,835
Software - 0.5%
Open Text Corp., 3.88%, 02/15/2028(a)	1,250,000	1,184,636
Specialty Retail - 2.3%
Asbury Automotive Group, Inc., 5.00%, 02/15/2032(a)	1,250,000	1,167,114
Group 1 Automotive, Inc., 4.00%, 08/15/2028(a)	1,000,000	952,871
Ken Garff Automotive, LLC, 4.88%, 09/15/2028(a)	1,500,000	1,447,761
Lithia Motors, Inc.
3.88%, 06/01/2029(a)	250,000	231,807
4.38%, 01/15/2031(a)	1,000,000	923,534
Penske Automotive Group, Inc., 3.75%, 06/15/2029	1,000,000	931,784
		5,654,871
Technology Hardware, Storage & Peripherals - 0.5%
Dell International, LLC, 8.10%, 07/15/2036	1,000,000	1,203,816

The accompanying notes are an integral part of these financial statements.

45

Performance Trust Multisector Bond Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Textiles, Apparel & Luxury Goods - 0.3%
Wolverine World Wide, Inc., 4.00%, 08/15/2029(a)	$1,000,000	$864,664
TOTAL CORPORATE BONDS (Cost $81,312,015)		83,264,535
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 17.1%
BANK
Series 2018-BN10, Class C, 4.16%, 02/15/2061(b)	1,000,000	946,618
Series 2018-BN10, Class D, 2.60%, 02/15/2061(a)	1,000,000	859,037
Series 2019-BN23, Class C, 3.50%, 12/15/2052(b)	1,000,000	862,059
Series 2020-BN25, Class B, 3.04%, 01/15/2063(b)	1,500,000	1,327,468
Series 2020-BN29, Class D, 2.50%, 11/15/2053(a)	850,000	639,139
Series 2021-BN35, Class C, 2.90%, 06/15/2064(b)	1,500,000	1,250,762
Series 2022-BN40, Class D, 2.50%, 03/15/2064(a)	1,000,000	745,793
BANK5
Series 2024-5YR8, Class C, 6.77%, 08/15/2057(b)	1,000,000	1,045,079
Series 2025-5YR13, Class XA, 1.06%, 01/15/2058(a)(b)(c)	40,650,000	1,854,916
BBCMS Trust
Series 2022-C17, Class XA, 1.15%, 09/15/2055(b)(c)	14,920,499	1,050,630
Series 2024-5C27, Class XA, 0.82%, 07/15/2057(a)(b)(c)	35,346,527	1,096,580
Series 2024-5C31, Class XA, 1.06%, 12/15/2057(b)(c)	27,999,188	1,253,812
Series 2024-C30, Class XA, 0.86%, 11/15/2057(b)(c)	22,792,035	1,489,305
Series 2025-C32, Class XA, 1.13%, 02/15/2062(b)(c)	17,400,000	1,529,020
Benchmark Mortgage Trust
Series 2021-B26, Class C, 2.87%, 06/15/2054(b)	1,250,000	941,377
Series 2021-B27, Class XD, 1.49%, 07/15/2054(a)(b)(c)	15,000,000	1,217,339
Series 2021-B29, Class C, 2.75%, 09/15/2054(b)	1,500,000	1,195,997
Series 2024-V6, Class XA, 1.34%, 03/15/2057(b)(c)	24,947,436	1,183,833
BMO Mortgage Trust
Series 2023-C7, Class XA, 0.81%, 12/15/2056(a)(b)(c)	24,987,530	1,312,440
Series 2025-C11, Class XA, 1.10%, 02/15/2058(b)(c)	18,000,000	1,530,821

	Par	Value
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class C, 4.95%, 05/10/2049(b)	$1,000,000	$978,060
Series 2016-C2, Class B, 3.18%, 08/10/2049	1,000,000	964,450
Computershare Corporate Trust
Series 2016-C37, Class D, 3.16%, 12/15/2049(a)(b)	1,250,000	1,144,005
Series 2019-C49, Class C, 4.87%, 03/15/2052(b)	1,000,000	954,784
Series 2019-C49, Class D, 3.00%, 03/15/2052(a)	1,500,000	1,272,187
CSAIL Commercial Mortgage Trust, Series 2019-C18, Class D, 2.50%, 12/15/2052(a)	1,125,000	924,597
GS Mortgage Securities Corp. II
Series 2012-BWTR, Class A, 2.95%, 11/05/2034(a)	973,134	835,146
Series 2012-BWTR, Class B, 3.26%, 11/05/2034(a)	478,000	276,347
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class D, 2.70%, 11/15/2052(a)	1,000,000	663,863
Morgan Stanley Capital I, Inc.
Series 2017-H1, Class C, 4.28%, 06/15/2050(b)	1,500,000	1,358,077
Series 2017-HR2, Class C, 4.32%, 12/15/2050(b)	1,400,000	1,336,239
Series 2019-H7, Class D, 3.00%, 07/15/2052(a)	1,000,000	814,777
Series 2021-L5, Class C, 3.16%, 05/15/2054	1,385,000	1,173,945
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class D, 4.06%, 05/15/2048(b)	1,000,000	839,392
Series 2018-C43, Class C, 4.51%, 03/15/2051(b)	1,250,000	1,176,383
Series 2018-C45, Class C, 4.73%, 06/15/2051	1,000,000	940,214
Series 2019-C52, Class C, 3.56%, 08/15/2052	1,000,000	851,379
Series 2020-C57, Class C, 4.02%, 08/15/2053(b)	1,500,000	1,370,580
Series 2025-C64, Class XD, 2.12%, 02/15/2058(a)(b)(c)	10,909,000	1,783,584
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $41,668,782)		42,990,034

The accompanying notes are an integral part of these financial statements.

46

Performance Trust Multisector Bond Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - 13.3%
Alinea CLO, Series 2018-1A, Class DR, 6.55% (3 mo. Term SOFR + 2.25%), 07/20/2031(a)	$1,200,000	$1,200,000
Apidos CLO
Series 2013-12A, Class ER, 9.96% (3 mo. Term SOFR + 5.66%), 04/15/2031(a)	1,000,000	1,004,938
Series 2019-31A, Class ER, 11.16% (3 mo. Term SOFR + 6.86%), 04/15/2031(a)	1,000,000	1,006,199
Series 2023-46A, Class D, 9.30% (3 mo. Term SOFR + 5.00%), 10/24/2036(a)	1,000,000	1,024,213
Series 2024-1A, Class E, 10.05% (3 mo. Term SOFR + 5.75%), 04/25/2035(a)	1,000,000	1,008,971
ARES CLO
Series 2015-4A, Class CRR, 7.05% (3 mo. Term SOFR + 2.75%), 10/15/2030(a)	1,500,000	1,500,000
Series 2018-47A, Class D, 7.26% (3 mo. Term SOFR + 2.96%), 04/15/2030(a)	1,000,000	1,003,664
Series 2018-48A, Class D, 7.25% (3 mo. Term SOFR + 2.96%), 07/20/2030(a)	1,000,000	1,003,433
Series 2019-52A, Class DRR, 6.80% (3 mo. Term SOFR + 2.50%), 04/22/2031(a)	1,250,000	1,250,000
Bardot CLO, Series 2019-2A, Class DRR, 6.80% (3 mo. Term SOFR + 2.50%), 10/22/2032(a)	1,250,000	1,253,600
Blackstone, Inc.
Series 2017-1A, Class C, 6.96% (3 mo. Term SOFR + 2.66%), 01/17/2030(a)	1,250,000	1,254,788
Series 2018-1A, Class D, 7.06% (3 mo. Term SOFR + 2.76%), 04/15/2031(a)	1,425,000	1,429,943
Series 2018-1A, Class E, 9.96% (3 mo. Term SOFR + 5.66%), 04/17/2030(a)	1,000,000	1,001,166
Carlyle Global Market Strategies, Series 2023-3A, Class D, 9.80% (3 mo. Term SOFR + 5.50%), 10/15/2036(a)	1,300,000	1,335,818
Dryden Senior Loan Fund, Series 2023-105A, Class D, 9.49% (3 mo. Term SOFR + 5.20%), 04/18/2036(a)	1,500,000	1,506,843
Elmwood CLO Ltd.
Series 2019-1A, Class ERR, 10.69% (3 mo. Term SOFR + 6.40%), 04/20/2037(a)	1,500,000	1,543,688

	Par	Value
Series 2022-6A, Class ER, 11.30% (3 mo. Term SOFR + 7.00%), 10/17/2036(a)	$1,000,000	$1,026,823
Fort Greene Park CLO, Series 2025-2A, Class DR, 6.67% (3 mo. Term SOFR + 2.35%), 04/22/2034(a)	1,250,000	1,250,000
Galaxy CLO Ltd., Series 2023-31A, Class D, 9.55% (3 mo. Term SOFR + 5.25%), 04/15/2036(a)	1,000,000	1,003,941
GoldenTree Loan Management US CLO, Series 2017-1A, Class DR3, 6.70% (3 mo. Term SOFR + 2.40%), 04/20/2034(a)	1,300,000	1,300,000
LCM LP, Series 22A, Class CR, 7.35% (3 mo. Term SOFR + 3.06%), 10/20/2028(a)	1,000,000	1,003,740
Magnetite CLO Ltd.
Series 2017-19A, Class ERR, 9.40% (3 mo. Term SOFR + 5.10%), 04/17/2034(a)	1,250,000	1,250,000
Series 2023-37A, Class E, 11.29% (3 mo. Term SOFR + 7.00%), 10/20/2036(a)	1,000,000	1,023,933
Neuberger Berman CLO Ltd.
Series 2019-33A, Class DR, 7.47% (3 mo. Term SOFR + 3.16%), 10/16/2033(a)	1,000,000	1,006,572
Series 2019-35A, Class E, 11.55% (3 mo. Term SOFR + 7.26%), 01/19/2033(a)	1,000,000	1,004,477
Octagon Credit Investors LLC, Series 2022-1A, Class DR, 9.41% (3 mo. Term SOFR + 5.09%), 11/16/2036(a)	1,250,000	1,275,862
Octagon Investment Partners Ltd., Series 2014-1A, Class CR4, 0.00% (3 mo. Term SOFR + 2.25%), 02/14/2031(a)	1,500,000	1,500,000
Symphony CLO Ltd., Series 2023-38A, Class D, 9.50% (3 mo. Term SOFR + 5.20%), 04/24/2036(a)	1,300,000	1,306,895
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $33,091,951)		33,279,507
U.S. TREASURY SECURITIES - 8.3%
United States Treasury Notes/Bonds
3.88%, 05/15/2043	2,000,000	1,834,062
4.38%, 08/15/2043	1,000,000	979,062
4.75%, 11/15/2043	2,300,000	2,360,016
4.50%, 02/15/2044	1,250,000	1,240,967
4.63%, 05/15/2044	1,000,000	1,007,891
4.63%, 11/15/2044	2,250,000	2,265,117
4.75%, 02/15/2045	3,250,000	3,334,297
4.63%, 02/15/2055	2,000,000	2,036,250

The accompanying notes are an integral part of these financial statements.

47

Performance Trust Multisector Bond Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Par	Value
U.S. TREASURY SECURITIES - (Continued)
United States Treasury Strip Principal
0.00%, 08/15/2042	$2,000,000	$908,538
0.00%, 11/15/2042	2,500,000	1,119,054
0.00%, 02/15/2044	2,350,000	990,530
0.00%, 05/15/2044	2,000,000	832,169
0.00%, 08/15/2044	1,900,000	778,214
0.00%, 02/15/2045	3,000,000	1,199,956
TOTAL U.S. TREASURY SECURITIES (Cost $20,762,596)		20,886,123
MUNICIPAL BONDS - 7.5%
California - 1.7%
California Infrastructure & Economic Development Bank
8.00%, 01/01/2050(a)(d)	1,000,000	1,032,934
9.50%, 01/01/2065(a)(d)	1,035,000	1,050,495
Los Angeles Department of Water & Power, 6.57%, 07/01/2045	1,000,000	1,066,553
University of California, 4.77%, 05/15/2115	1,250,000	1,083,389
		4,233,371
Connecticut - 0.2%
Connecticut State Health & Educational Facilities Authority, 12.00%, 09/01/2030(a)	430,000	435,455
Florida - 0.6%
City of Gainesville, FL Utilities System Revenue, 6.02%, 10/01/2040	1,500,000	1,607,038
Illinois - 0.3%
Metropolitan Pier & Exposition Authority, 0.00%, 06/15/2038	1,250,000	729,360
Indiana - 0.4%
Indiana Finance Authority, 6.60%, 02/01/2039	1,000,000	1,119,704
Michigan - 0.4%
University of Michigan, 4.45%, 04/01/2122	1,221,000	1,016,548
Minnesota - 0.5%
Western Minnesota Municipal Power Agency, 6.77%, 01/01/2046	1,000,000	1,136,815
Nevada - 0.5%
County of Clark Department of Aviation, 6.82%, 07/01/2045	1,000,000	1,143,479
Ohio - 0.6%
Ohio State University, 4.80%, 06/01/2111	1,555,000	1,387,430

	Par	Value
Oklahoma - 0.4%
Oklahoma Development Finance Authority, 5.45%, 08/15/2028	$1,000,000	$988,341
Pennsylvania - 0.4%
Pennsylvania Turnpike Commission, 3.00%, 12/01/2042	1,250,000	1,070,245
Tennessee - 0.3%
New Memphis Arena Public Building Authority, 0.00%, 04/01/2043	1,625,000	668,181
Texas - 0.5%
Port of Beaumont Industrial Development Authority, 4.10%, 01/01/2028(a)	1,500,000	1,356,509
Virginia - 0.6%
University of Virginia
4.18%, 09/01/2117	1,250,000	975,557
3.23%, 09/01/2119	1,000,000	607,490
		1,583,047
Wisconsin - 0.1%
Public Finance Authority, 7.50%, 06/01/2029(a)	250,000	244,905
TOTAL MUNICIPAL BONDS (Cost $18,367,861)		18,720,428
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 3.2%
Banc of America Alternative Loan Trust, Series 2006-2, Class 4CB1, 6.50%, 03/25/2036	919,877	785,700
CitimortgageAlternative Loan Trust
Series 2006-A5, Class 1A13, 4.88% (1 mo. Term SOFR + 0.56%), 10/25/2036	1,103,624	832,407
Series 2007-A1, Class 1A5, 6.00%, 01/25/2037	1,570,178	1,395,439
Countrywide Alternative Loan Trust, Series 2005-80CB, Class 5A1, 6.00%, 02/25/2036	1,279,938	1,296,559
Credit Suisse Management, LLC, Series 2005-11, Class 3A3, 5.50%, 12/25/2035	334,222	128,414
Vericrest Opportunity Loan Transferee, Series 2021-NPL4, Class A2, 8.95%, 03/27/2051(a)(e)(f)	369,235	369,452
WaMu Mortgage Pass Through Certificates
Series 2005-AR14, Class 1A2, 5.18%, 12/25/2035(b)	1,148,736	1,064,904
Series 2006-AR12, Class 1A1, 4.76%, 10/25/2036(b)	1,325,434	1,204,763

The accompanying notes are an integral part of these financial statements.

48

Performance Trust Multisector Bond Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6, Class A1, 7.02%, 10/25/2037(b)	$982,505	$947,289
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $8,059,220)		8,024,927
ASSET-BACKED SECURITIES - 2.9%
American Credit Acceptance Receivables Trust
Series 2021-3, Class E, 2.56%, 11/15/2027(a)	1,000,000	995,638
Series 2022-1, Class E, 3.64%, 03/13/2028(a)	1,000,000	993,546
CPS Auto Trust, Series 2021-D, Class E, 4.06%, 12/15/2028(a)	1,000,000	983,808
Exeter Automobile Receivables Trust, Series 2021-2A, Class E, 2.90%, 07/17/2028(a)	1,500,000	1,463,809
GLS Auto Receivables Trust
Series 2021-2A, Class E, 2.87%, 05/15/2028(a)	1,000,000	978,127
Series 2021-3A, Class E, 3.20%, 10/16/2028(a)	1,000,000	974,242
Westlake Automobile Receivables Trust, Series 2021-3A, Class E, 3.42%, 04/15/2027(a)	1,000,000	990,116
TOTAL ASSET-BACKED SECURITIES (Cost $7,300,564)		7,379,286
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 2.3%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K149, Class X1, 0.27%, 08/25/2032(b)(c)	66,708,836	1,318,306
Series K164, Class X1, 0.28%, 05/25/2034(b)(c)	57,994,032	1,474,324
Series K165, Class X1, 0.60%, 09/25/2034(b)(c)	30,599,245	1,487,769
Series K169, Class X1, 0.43%, 12/25/2034(b)(c)	63,069,446	1,496,260
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $5,689,581)		5,776,659

	Shares	Value
SHORT-TERM INVESTMENTS - 22.3%
Money Market Funds - 14.3%
First American Government Obligations Fund - Class X, 4.28%(g)	35,970,670	$35,970,670
	Par
U.S. Treasury Bills - 8.0%
0.00%, 03/13/2025(h)(i)	$10,000,000	9,988,208
0.00%, 04/03/2025(h)(i)	10,000,000	9,963,506
		19,951,714
TOTAL SHORT-TERM INVESTMENTS (Cost $55,922,388)		55,922,384
TOTAL INVESTMENTS - 110.1% (Cost $272,174,958)		276,243,883
Liabilities in Excess of Other Assets - (10.1)%		(25,316,229)
TOTAL NET ASSETS - 100.0%		$250,927,654

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
PO - Principal Only
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $103,889,104 or 41.4% of the Fund’s net assets.

(b)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of February 28, 2025.

(c)	Interest only security.
(d)	Security subject to the Alternative Minimum Tax (“AMT”). As of February 28, 2025, the total value of securities subject to the AMT was $2,083,429 or 0.8% of net assets.
(e)	Step coupon bond. The rate disclosed is as of February 28, 2025.
(f)
DL Custom Z Tranche - This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of February 28, 2025.

(g)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(h)	The rate shown is the annualized effective yield as of February 28, 2025.
(i)	Zero coupon bonds make no periodic interest payments.
The accompanying notes are an integral part of these financial statements.

49

Performance Trust Short Term Bond ETF
Schedule of Investments
February 28, 2025 (Unaudited)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 24.6%
BANK5
Series 2023-5YR3, Class B, 7.32%, 09/15/2056(a)	$250,000	$266,440
Series 2024-5YR6, Class XA, 0.74%, 05/15/2057(a)(b)(c)	9,997,385	275,586
Series 2024-5YR7, Class XA, 1.33%, 06/15/2057(a)(c)	4,799,310	241,925
Series 2024-5YR9, Class AS, 6.18%, 08/15/2057(a)	300,000	311,603
Series 2025-5YR13, Class XA, 1.06%, 01/15/2058(a)(b)(c)	6,600,000	301,039
BBCMS Trust, Series 2024-5C27, Class XA, 0.82%, 07/15/2057(a)(b)(c)	8,363,685	259,332
Benchmark Mortgage Trust, Series 2021-B28, Class XA, 1.26%, 08/15/2054(a)(c)	4,990,719	282,964
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class B, 4.12%, 05/10/2049	250,000	244,873
Commercial Mortgage Pass Through Certificates, Series 2024-CBM, Class A2, 5.87%, 12/10/2041(a)(b)	250,000	255,206
Computershare Corporate Trust
Series 2016-C37, Class D, 3.16%, 12/15/2049(a)(b)	250,000	227,965
Series 2018-C43, Class B, 4.25%, 03/15/2051(a)	250,000	238,154
Series 2019-C49, Class D, 3.00%, 03/15/2052(b)	250,000	210,701
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class B, 4.11%, 11/15/2052(a)	250,000	230,235
Morgan Stanley Capital I, Inc., Series 2017-H1, Class B, 4.08%, 06/15/2050	300,000	284,986
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $3,572,541)		3,631,009
COLLATERALIZED LOAN OBLIGATIONS - 23.6%
ARES CLO
Series 2015-4A, Class A3RR, 5.70% (3 mo. Term SOFR + 1.40%), 10/15/2030(b)	250,000	249,750
Series 2023-ALF4A, Class A1, 6.05% (3 mo. Term SOFR + 1.75%), 10/15/2036(b)	250,000	251,431

	Par	Value
ArrowMark Colorado Holdings, Series 2018-10A, Class CR, 0.00% (3 mo. Term SOFR + 1.50%), 10/20/2031(b)	$250,000	$250,000
Blackstone, Inc., Series 2018-1A, Class D, 7.16% (3 mo. Term SOFR + 2.86%), 04/17/2030(b)	250,000	249,968
BlueMountain CLO Ltd., Series 2017-3A, Class C, 6.26% (3 mo. Term SOFR + 1.96%), 01/15/2030(b)	250,000	249,979
Invesco CLO Ltd., Series 2023-2A, Class D, 9.24% (3 mo. Term SOFR + 4.95%), 04/21/2036(b)	250,000	250,372
Madison Park Funding Ltd.
Series 2016-24A, Class BR2, 5.84% (3 mo. Term SOFR + 1.55%), 10/20/2029(b)	225,000	225,013
Series 2016-24A, Class CR2, 6.34% (3 mo. Term SOFR + 2.05%), 10/20/2029(b)	250,000	250,421
Magnetite CLO Ltd., Series 2017-19A, Class ERR, 9.40% (3 mo. Term SOFR + 5.10%), 04/17/2034(b)	250,000	250,000
Octagon Credit Investors LLC, Series 2022-1A, Class A1R, 6.07% (3 mo. Term SOFR + 1.75%), 11/16/2036(b)	250,000	251,785
Octagon Investment Partners Ltd., Series 2021-1A, Class BR, 5.82% (3 mo. Term SOFR + 1.50%), 07/20/2034(b)	250,000	250,000
Octagon Investment Partners XXII LLC, Series 2014-1A, Class DRR, 7.30% (3 mo. Term SOFR + 3.01%), 01/22/2030(b)	250,000	249,867
Symphony CLO Ltd., Series 2020-23A, Class BR2, 5.67% (3 mo. Term SOFR + 1.35%), 01/15/2034(b)	250,000	250,000
Voya CLO Ltd., Series 2016-3A, Class A3R2, 5.99% (3 mo. Term SOFR + 1.70%), 10/18/2031(b)	250,000	250,103
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,480,956)		3,478,689
ASSET-BACKED SECURITIES - 16.7%
American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24%, 04/12/2030(b)	250,000	254,203
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A2, 6.19%, 04/19/2027	67,183	67,466
CPS Auto Trust, Series 2023-A, Class C, 5.54%, 04/16/2029(b)	250,000	250,729
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 06/15/2029	250,000	255,998

The accompanying notes are an integral part of these financial statements.

50

Performance Trust Short Term Bond ETF
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
GLS Auto Receivables Trust
Series 2023-2A, Class B, 5.52%, 11/15/2027(b)	$250,000	$250,632
Series 2023-2A, Class C, 5.69%, 03/15/2029(b)	250,000	252,386
Santander Consumer USA Holdings, Inc.
Series 2023-4, Class B, 5.77%, 12/15/2028	250,000	253,701
Series 2024-2, Class A3, 5.63%, 11/15/2028	200,000	201,698
Westlake Automobile Receivables Trust
Series 2021-1A, Class E, 2.33%, 08/17/2026(b)	250,000	249,286
Series 2021-2A, Class E, 2.38%, 03/15/2027(b)	250,000	247,038
Series 2023-3A, Class B, 5.92%, 09/15/2028(b)	170,000	171,822
TOTAL ASSET-BACKED SECURITIES (Cost $2,426,844)		2,454,959
CORPORATE BONDS - 12.5%
Aerospace & Defense - 1.6%
Moog, Inc., 4.25%, 12/15/2027(b)	250,000	240,883
Banks - 5.4%
Bank OZK, 2.75% to 10/01/2026 then 3 mo. Term SOFR + 2.09%, 10/01/2031	200,000	176,000
Pacific Premier Bancorp, Inc., 5.38% to 06/15/2025 then 3 mo. Term SOFR + 5.17%, 06/15/2030	138,000	135,067
Park National Corp., 4.50% to 09/01/2025 then 3 mo. Term SOFR + 4.39%, 09/01/2030	250,000	242,500
Texas Capital Bank, 5.25%, 01/31/2026	250,000	245,913
		799,480
Healthcare Providers & Services - 1.5%
Centene Corp., 3.38%, 02/15/2030	250,000	226,535
Life Sciences Tools & Services - 1.0%
Charles River Laboratories International, Inc., 3.75%, 03/15/2029(b)	150,000	140,182
Media - 1.3%
Sirius XM Radio LLC, 4.00%, 07/15/2028(b)	200,000	188,008
Professional Services - 1.7%
Science Applications International Corp., 4.88%, 04/01/2028(b)	250,000	241,351
TOTAL CORPORATE BONDS (Cost $1,818,263)		1,836,439

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 9.9%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K098, Class XAM, 1.39%, 08/25/2029(a)(c)	$1,985,000	$109,955
Series K107, Class X1, 1.59%, 01/25/2030(a)(c)	4,210,196	269,898
Series K115, Class X1, 1.32%, 06/25/2030(a)(c)	4,351,072	249,882
Series K122, Class X1, 0.87%, 11/25/2030(a)(c)	6,964,526	281,065
Series K165, Class X1, 0.60%, 09/25/2034(a)(c)	6,149,848	298,331
Series K744, Class X1, 0.85%, 07/25/2028(a)(c)	10,400,967	254,738
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,453,405)		1,463,869
U.S. TREASURY SECURITIES - 8.5%
United States Treasury Notes/Bonds
3.88%, 05/15/2043	175,000	160,480
4.38%, 08/15/2043	175,000	171,336
4.75%, 11/15/2043	175,000	179,566
4.63%, 11/15/2044	250,000	251,680
United States Treasury Strip Principal
0.00%, 05/15/2042	430,000	198,410
0.00%, 08/15/2042	400,000	181,708
0.00%, 08/15/2044	250,000	102,397
TOTAL U.S. TREASURY SECURITIES (Cost $1,216,625)		1,245,577
MUNICIPAL BONDS - 1.7%
Oklahoma Development Finance Authority, 5.45%, 08/15/2028 (Obligor: Ou Medicine Obligated Grp)	250,000	247,085
TOTAL MUNICIPAL BONDS (Cost $238,444)		247,085
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 1.6%
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6, Class A1, 7.02%, 10/25/2037(a)	245,626	236,119
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $232,627)		236,119

The accompanying notes are an integral part of these financial statements.

51

Performance Trust Short Term Bond ETF
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
First American Government Obligations Fund - Class X, 4.28%(d)	270,865	$270,865
TOTAL SHORT-TERM INVESTMENTS (Cost $270,865)		270,865
TOTAL INVESTMENTS - 100.9% (Cost $14,710,570)		14,864,611
Liabilities in Excess of Other Assets - (0.9)%		(129,847)
TOTAL NET ASSETS - 100.0%		$14,734,764

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of February 28, 2025.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $7,495,038 or 50.9% of the Fund’s net assets.

(c)	Interest only security.
(d)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

52

PERFORMANCE TRUST FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2025 (Unaudited)

	Performance Trust Total Return Bond Fund	Performance Trust Municipal Bond Fund	Performance Trust Multisector Bond Fund	Performance Trust Short Term Bond ETF
Assets
Investments in unaffiliated securities, at value (cost $9,385,672,369, $730,204,495, $272,174,958 and $14,710,570, respectively)	$9,142,829,088	$736,855,178	$276,243,883	$14,864,611
Investments in affiliated securities, at value (cost $1,011,600) (Note 8)	1,016,400	—	—	—
Dividend and interest receivable	80,206,471	6,957,992	2,199,332	125,571
Receivable for fund shares sold	12,692,284	477,854	798,535	—
Receivable for investments sold	31,533	6,832,770	—	—
Other assets	541,512	21,543	28,210	—
Total assets	9,237,317,288	751,145,337	279,269,960	14,990,182
Liabilities
Payable for investments purchased	62,899,672	24,139,844	28,139,880	249,977
Payable for fund shares redeemed	7,066,093	117,533	52,625	—
Payable to adviser (Note 4)	2,962,414	164,233	108,750	5,441
Payable to affiliates	1,047,251	104,731	30,349	—
Payable for distribution fees	39,950	3,313	—	—
Payable for shareholder servicing fees	21,442	—	—	—
Accrued expenses and other liabilities	9,601	22,447	10,702	—
Total liabilities	74,046,423	24,552,101	28,342,306	255,418
Net Assets	$9,163,270,865	$726,593,236	$250,927,654	$14,734,764
Net Assets Consist of:
Paid-in capital	$9,988,797,413	$809,315,537	$250,283,889	$14,534,552
Total accumulated gain (loss)	(825,526,548)	(82,722,301)	643,765	200,212
Net assets	$9,163,270,865	$726,593,236	$250,927,654	$14,734,764
Total Return Bond Fund, Municipal Bond Fund and Multisector Bond Fund Shares - Institutional Class
Net assets	$9,057,926,752	$709,078,272	$250,927,654
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	454,202,362	30,990,519	27,645,809
Net asset value, redemption and offering price per share	$19.94	$22.88	$9.08

The accompanying notes are an integral part of these financial statements.

53

PERFORMANCE TRUST FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2025 (Unaudited)(Continued)

	Performance Trust Total Return Bond Fund	Performance Trust Municipal Bond Fund	Performance Trust Multisector Bond Fund	Performance Trust Short Term Bond ETF
Total Return Bond Fund and Municipal Bond Fund Shares - Class A
Net assets	$48,394,958	$17,514,964
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	2,423,986	763,670
Net asset value, redemption and offering price per share	$19.97	$22.94
Maximum offering price per share (Net asset value per share divided by 0.9775)(1)	$20.42	$23.46
Total Return Bond Fund Shares - Class C
Net assets	$56,949,155
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	2,865,118
Net asset value, redemption and offering price per share	$19.88
Short Term Bond ETF Shares - Total Fund
Net assets				$14,734,764
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)				580,000
Net asset value, redemption and offering price per share				$25.40

(1)	Reflects a maximum sales charge of 2.25%
The accompanying notes are an integral part of these financial statements.

54

PERFORMANCE TRUST FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended February 28, 2025 (Unaudited)

	Performance Trust Total Return Bond Fund	Performance Trust Municipal Bond Fund	Performance Trust Multisector Bond Fund	Performance Trust Short Term Bond ETF(1)
INVESTMENT INCOME
Dividend income	$28,638	$130	$16	$—
Interest income	221,683,440	15,222,449	5,288,818	409,888
Total investment income	221,712,078	15,222,579	5,288,834	409,888
EXPENSES
Advisory fees (Note 4)	25,643,582	1,447,532	649,736	43,526
Sub-transfer agent fees	3,029,405	—	—	—
Administration and accounting fees	1,505,334	147,475	48,211	—
Transfer agent fees and expenses	547,844	50,846	12,489	—
Federal and state registration fees	229,489	38,291	17,495	—
Distribution fees – Class C	200,347	—	—	—
Custody fees	189,062	17,157	3,969	—
Reports to shareholders	136,583	9,219	2,644	—
Shareholder servicing fees – Class C	66,782	—	—	—
Distribution fees – Class A	53,428	22,857	—	—
Legal fees	23,636	8,285	7,097	—
Audit and tax fees	22,273	11,682	11,408	—
Insurance expense	13,911	2,617	1,625	—
Trustees’ fees	13,703	13,703	13,703	—
Chief Compliance Officer fees	6,147	6,147	6,147	—
Other expenses	21,740	5,161	3,533	—
Total expenses	31,703,266	1,780,972	778,057	43,526
Expense recoupment by adviser (Note 4)	—	—	26,053	—
Net expenses	31,703,266	1,780,972	804,110	43,526
Net investment income	190,008,812	13,441,607	4,484,724	366,362
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Unaffiliated issuers	(34,117,464)	3,185,027	(184,056)	24,812
Affiliated issuers (Note 8)	—	—	—	—
Change in net unrealized appreciation/depreciation from investments
Unaffiliated issuers	(21,394,939)	(12,989,801)	1,186,773	33,167
Affiliated issuers (Note 8)	2,200	—	—	—
Net realized and unrealized gain (loss) on investments	(55,510,203)	(9,804,774)	1,002,717	57,979
Net Increase in Net Assets from Operations	$134,498,609	$3,636,833	$5,487,441	$424,341

(1)	The inception date for the Fund was April 8, 2024 and investment operations commenced April 9, 2024.
The accompanying notes are an integral part of these financial statements.

55

Performance Trust Total Return Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
From Operations
Net investment income	$190,008,812	$295,100,767
Net realized loss from investments	(34,117,464)	(191,084,206)
Change in net unrealized appreciation/depreciation from investments	(21,392,739)	505,344,252
Net increase in net assets from operations	134,498,609	609,360,813
From Distributions
Net Distributions
Institutional Class	(189,558,393)	(290,301,547)
Class A	(854,228)	(1,316,452)
Class C	(864,930)	(1,593,320)
Decrease in net assets resulting from distributions paid	(191,277,551)	(293,211,319)
From Capital Share Transactions
Proceeds from shares sold
Institutional Class	2,167,868,428	3,566,155,574
Class A	15,654,336	19,783,554
Class C	11,732,740	17,996,780
Shares issued in reinvestment of distributions declared
Institutional Class	169,456,408	252,281,268
Class A	819,412	1,268,006
Class C	861,702	1,585,632
Cost for shares redeemed
Institutional Class	(1,185,666,847)	(1,880,613,477)
Class A	(6,162,094)	(13,436,801)
Class C	(6,846,537)	(12,342,818)
Net increase in net assets from capital share transactions	1,167,717,548	1,952,677,718
Total increase in net assets	$1,110,938,606	$2,268,827,212
Net Assets
Beginning of period	8,052,332,259	5,783,505,047
End of period	$9,163,270,865	$8,052,332,259

The accompanying notes are an integral part of these financial statements.

56

Performance Trust Municipal Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
From Operations
Net investment income	$13,441,607	$25,438,246
Net realized gain (loss) from investments	3,185,027	(8,530,162)
Change in net unrealized appreciation/depreciation from investments	(12,989,801)	36,643,805
Net increase in net assets from operations	3,636,833	53,551,889
From Distributions
Net Distributions
Institutional Class	(13,089,615)	(24,385,730)
Class A	(289,871)	(1,079,218)
Decrease in net assets resulting from distributions paid	(13,379,486)	(25,464,948)
From Capital Share Transactions
Proceeds from shares sold
Institutional Class	133,014,046	333,841,958
Class A	1,997,356	17,475,083
Shares issued in reinvestment of distributions declared
Institutional Class	11,856,233	21,502,857
Class A	269,311	1,032,054
Cost for shares redeemed
Institutional Class	(133,049,877)	(263,739,709)
Class A	(4,508,580)	(34,287,043)
Net increase in net assets from capital share transactions	9,578,489	75,825,200
Total increase (decrease) in net assets	$(164,164)	$103,912,141
Net Assets
Beginning of period	726,757,400	622,845,259
End of period	$726,593,236	$726,757,400

The accompanying notes are an integral part of these financial statements.

57

Performance Multisector Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
From Operations
Net investment income	$4,484,724	$6,284,419
Net realized gain (loss) from investments	(184,056)	222,773
Change in net unrealized appreciation from investments	1,186,773	6,835,278
Net increase in net assets from operations	5,487,441	13,342,470
From Distributions
Net distributions - Institutional Class	(4,335,624)	(6,245,595)
Decrease in net assets resulting from distributions paid	(4,335,624)	(6,245,595)
From Capital Share Transactions
Proceeds from shares sold - Institutional Class	123,235,830	51,101,277
Shares issued in reinvestment of distributions declared - Institutional Class	4,178,321	6,135,817
Cost for shares redeemed - Institutional Class	(13,779,184)	(17,663,001)
Net increase in net assets from capital share transactions	113,634,967	39,574,093
Total increase in net assets	$114,786,784	$46,670,968
Net Assets
Beginning of period	136,140,870	89,469,902
End of period	$250,927,654	$136,140,870

The accompanying notes are an integral part of these financial statements.

58

Performance Short Term Bond ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended February 28, 2025 (Unaudited)	Period Ended August 31, 2024(1)
From Operations
Net investment income	$366,362	$241,886
Net realized gain (loss) from investments	24,812	(3,814)
Change in net unrealized appreciation from investments	33,167	120,874
Net increase in net assets from operations	424,341	358,946
From Distributions
Net distributions - Institutional Class	(371,010)	(202,825)
Return of capital - Institutional Class	(9,240)	—
Net decrease in net assets resulting from distributions paid	(380,250)	(202,825)
From Capital Share Transactions
Proceeds from shares sold	2,024,180	12,502,750
Transaction fees	1,620	6,002
Net increase in net assets from capital share transactions	2,025,800	12,508,752
Total increase in net assets	$2,069,891	$12,664,873
Net Assets
Beginning of period	12,664,873	—
End of period	$14,734,764	12,664,873

(1)	The inception date for the Fund was April 8, 2024 and investment operations commenced April 9, 2024.
The accompanying notes are an integral part of these financial statements.

59

Performance Trust Total Return Fund
Financial Highlights
Institutional Class Shares
Per Share Data for a Share Outstanding Throughout Each Period

	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$20.08	$19.18	$19.89	$23.17	$22.99	$23.22
Income (loss) from investment operations:
Net investment income(1)(2)	0.44	0.86	0.75	0.72	0.78	0.82
Net realized and unrealized gain (loss) on investments(3)	(0.14)	0.90	(0.70)	(3.22)	0.23	(0.18)
Total from investment operations	0.30	1.76	0.05	(2.50)	1.01	0.64
Less distributions paid:
From net investment income	(0.44)	(0.86)	(0.76)	(0.70)	(0.83)	(0.87)
From net realized gain on investments	—	—	—	(0.08)	—	—
Total distributions paid	(0.44)	(0.86)	(0.76)	(0.78)	(0.83)	(0.87)
Paid-in capital from redemption fees (Note 2)	—	—	—	—	—	0.00(4)
Net asset value, end of period	$19.94	$20.08	$19.18	$19.89	$23.17	$22.99
Total return(5)	1.53%	9.45%	0.30%	−11.00%	4.49%	2.87%
Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$9,057,927	$7,962,596	$5,712,347	$5,466,750	$6,327,797	$4,264,846
Ratio of expenses to average net assets(6)(7)	0.73%	0.76%	0.76%	0.75%	0.76%	0.78%
Ratio of net investment income to average net assets(6)(7)	4.45%	4.46%	3.90%	3.34%	3.39%	3.64%
Portfolio turnover rate(5)	13.26%	33.62%	35.55%	53.11%	30.80%	41.75%

(1)	Net investment income per share has been calculated based on average shares outstanding during the year.
(2)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(3)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(4)	Amount represents less than $0.005 per share.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

60

Performance Trust Total Return Fund
Financial Highlights
CLASS A SHARES
Per Share Data for a Share Outstanding Throughout Each Period

	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$20.08	$19.18	$19.89	$23.18	$22.99	$23.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)(2)	0.41	0.82	0.70	0.67	0.72	0.76
Net realized and unrealized gain (loss) on investments(3)	(0.13)	0.90	(0.70)	(3.23)	0.24	(0.18)
Total from investment operations	0.28	1.72	0.00	(2.56)	0.96	0.58
LESS DISTRIBUTIONS PAID:
From net investment income	(0.39)	(0.82)	(0.71)	(0.65)	(0.77)	(0.82)
From net realized gain on investments	—	—	—	(0.08)	—	—
Total distributions paid	(0.39)	(0.82)	(0.71)	(0.73)	(0.77)	(0.82)
Paid-in capital from redemption fees (Note 2)	—	—	—	—	—	0.00(4)
Net asset value, end of period	$19.97	$20.08	$19.18	$19.89	$23.18	$22.99
Total return(5)	1.44%	9.19%	0.05%	−11.26%	4.28%	2.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets at end of Period (000’s)	$48,395	$38,273	$29,145	$32,476	$32,802	$19,297
Ratio of expenses to average net assets(6)(7)	0.99%	1.01%	1.01%	1.00%	1.01%	1.03%
Ratio of net investment income to average net assets(6)(7)	4.21%	4.21%	3.63%	3.12%	3.12%	3.40%
Portfolio turnover rate(5)	13.26%	33.62%	35.55%	53.11%	30.80%	41.75%

(1)	Net investment income per share has been calculated based on average shares outstanding during the year.
(2)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(3)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(4)	Amount represents less than $0.005 per share.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

61

Performance Trust Total Return Fund
Financial Highlights
Class C Shares
Per Share Data for a Share Outstanding Throughout Each Period

	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.99	$19.11	$19.81	$23.10	$22.92	$23.18
Income (loss) from investment operations:
Net investment income(1)(2)	0.34	0.67	0.56	0.52	0.55	0.59
Net realized and unrealized gain (loss) on investments(3)	(0.13)	0.88	(0.69)	(3.23)	0.24	(0.18)
Total from investment operations	0.21	1.55	(0.13)	(2.71)	0.79	0.41
Less distributions paid:
From net investment income	(0.32)	(0.67)	(0.57)	(0.50)	(0.61)	(0.67)
From net realized gain on investments	—	—	—	(0.08)	—	—
Total distributions paid	(0.32)	(0.67)	(0.57)	(0.58)	(0.61)	(0.67)
Paid-in capital from redemption fees (Note 2)	—	—	—	—	—	0.00(4)
Net asset value, end of period	$19.88	$19.99	$19.11	$19.81	$23.10	$22.92
Total return(5)	1.06%	8.31%	−0.65%	−11.92%	3.49%	1.83%
Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$56,949	$51,463	$42,012	$47,081	$56,625	$31,184
Ratio of expenses to average net assets(6)(7)	1.73%	1.76%	1.76%	1.75%	1.76%	1.78%
Ratio of net investment income to average net assets(6)(7)	3.45%	3.46%	2.88%	2.33%	2.37%	2.66%
Portfolio turnover rate(5)	13.26%	33.62%	35.55%	53.11%	30.80%	41.75%

(1)	Net investment income per share has been calculated based on average shares outstanding during the year.
(2)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(3)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(4)	Amount represents less than $0.005 per share.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

62

Performance Trust Municipal Bond Fund
Financial Highlights
Institutional Class Shares
Per Share Data for a Share Outstanding Throughout Each Period

	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$23.16	$22.05	$22.65	$25.94	$25.52	$25.49
Income (loss) from investment operations:
Net investment income(1)	0.42	0.86	0.82	0.50	0.49	0.54
Net realized and unrealized gain (loss) on investments(2)	(0.28)	1.12	(0.62)	(3.31)	0.61	0.22
Total from investment operations	0.14	1.98	0.20	(2.81)	1.10	0.76
Less distributions paid:
From net investment income	(0.42)	(0.87)	(0.80)	(0.48)	(0.58)	(0.66)
From return of capital	—	—	—	—	(0.06)	—
From net realized gain on investments	—	—	—	—	(0.04)	(0.07)
Total distributions paid	(0.42)	(0.87)	(0.80)	(0.48)	(0.68)	(0.73)
Paid-in capital from redemption fees (Note 2)	—	—	—	—	—	0.00(3)
Net asset value, end of period	$22.88	$23.16	$22.05	$22.65	$25.94	$25.52
Total return(4)	0.63%	9.14%	0.88%	−10.96%	4.35%	3.07%
Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$709,078	$706,807	$588,234	$670,095	$818,825	$500,176
Ratio of expenses to average net assets:
Before waiver, expense reimbursements and recoupments(5)	0.49%	0.50%	0.49%	0.48%	0.49%	0.53%
After waiver, expense reimbursements and recoupments(5)	0.49%	0.50%	0.49%	0.48%	0.50%	0.55%
Ratio of net investment income to average net assets:
Before waiver, expense reimbursements and recoupments(5)	3.72%	3.81%	3.65%	2.02%	1.92%	2.19%
After waiver, expense reimbursements and recoupments(5)	3.72%	3.81%	3.65%	2.02%	1.91%	2.17%
Portfolio turnover rate(4)	24.44%	59.72%	68.24%	81.53%	15.91%	27.12%

(1)	Net investment income per share has been calculated based on average shares outstanding during the year.
(2)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(3)	Amount represents less than $0.005 per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

63

Performance Trust Municipal Bond Fund
Financial Highlights
Class A Shares
Per Share Data for a Share Outstanding Throughout Each Period

	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$23.18	$22.07	$22.67	$25.96	$25.54	$25.51
Income (loss) from investment operations:
Net investment income(1)	0.40	0.80	0.76	0.44	0.42	0.48
Net realized and unrealized gain (loss) on investments(2)	(0.28)	1.11	(0.62)	(3.31)	0.61	0.22
Total from investment operations	0.12	1.91	0.14	(2.87)	1.03	0.70
Less distributions paid:
From net investment income	(0.36)	(0.80)	(0.74)	(0.42)	(0.50)	(0.60)
From return of capital	—	—	—	—	(0.07)	—
From net realized gain on investments	—	—	—	—	(0.04)	(0.07)
Total distributions paid	(0.36)	(0.80)	(0.74)	(0.42)	(0.61)	(0.67)
Paid-in capital from redemption fees (Note 2)	—	—	—	—	—	0.00(3)
Net asset value, end of period	$22.94	$23.18	$22.07	$22.67	$25.96	$25.54
Total return(4)	0.53%	8.84%	0.62%	−11.17%	4.09%	2.83%
Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$17,515	$19,950	$34,611	$45,843	$55,918	$42,552
Ratio of expenses to average net assets:
Before waiver, expense reimbursements and recoupments(5)	0.74%	0.74%	0.74%	0.73%	0.74%	0.78%
After waiver, expense reimbursements and recoupments(5)	0.74%	0.74%	0.74%	0.73%	0.77%	0.80%
Ratio of net investment income to average net assets:
Before waiver, expense reimbursements and recoupments(5)	3.47%	3.56%	3.39%	1.78%	1.67%	1.93%
After waiver, expense reimbursements and recoupments(5)	3.47%	3.56%	3.39%	1.78%	1.64%	1.91%
Portfolio turnover rate(4)	24.44%	59.72%	68.24%	81.53%	15.91%	27.12%

(1)	Net investment income per share has been calculated based on average shares outstanding during the year.
(2)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(3)	Amount represents less than $0.005 per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

64

Performance Trust Multisector Bond Fund
Financial Highlights
Institutional Class Shares
Per Share Data for a Share Outstanding Throughout Each Period

	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31,			Period Ended August 31, 2021(1)
		2024	2023	2022
Net asset value, beginning of period	$9.05	$8.47	$8.72	$10.07	$10.00
Income (loss) from investment operations:
Net investment income(2)	0.25	0.52	0.51	0.38	0.39
Net realized and unrealized gain (loss) on investments(3)	0.02	0.58	(0.25)	(1.33)	0.01
Total from investment operations	0.27	1.10	0.26	(0.95)	0.40
LESS DISTRIBUTIONS PAID:
From net investment income	(0.24)	(0.52)	(0.51)	(0.39)	(0.33)
From net realized gain on investments	—	—	—	(0.01)	—
Total distributions paid	(0.24)	(0.52)	(0.51)	(0.40)	(0.33)
Paid-in capital from redemption fees (Note 2)	—	—	—	—	—
Net asset value, end of period	$9.08	$9.05	$8.47	$8.72	$10.07
Total return(4)	3.05%	13.49%	3.12%	−9.66%	4.06%
Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$250,928	$136,141	$89,470	$82,015	$13,025
Ratio of expenses to average net assets:
Before waiver, expense reimbursement and expense recoupment(5)	0.96%	1.03%	1.06%	1.19%	2.47%
After waiver, expense reimbursement and expense recoupment(5)	0.99%	1.01%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement and expense recoupment(5)	5.55%	5.98%	5.91%	3.98%	4.34%
After waiver, expense reimbursement and expense recoupment(5)	5.52%	6.00%	5.98%	4.18%	5.82%
Portfolio turnover rate(4)	6.77%	40.36%	74.40%	59.74%	109.25%

(1)	The inception date for the Fund was December 31, 2020 and investment operations commenced January 4, 2021.
(2)	Net investment income per share has been calculated based on average shares outstanding during the year.
(3)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

65

Performance Trust Short Term Bond ETF
Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Period

	Period Ended February 28, 2025 (Unaudited)	Period Ended August 31, 2024(1)

Net asset value, beginning of period	$25.33	$25.00
Income from investment operations:
Net investment income(2)	0.69	0.58
Net realized and unrealized gain on investments(3)	0.09	0.20
Total from investment operations	0.78	0.78
Less distributions paid:
From net investment income	(0.69)	(0.45)
From net realized gain on investments	(0.02)	—
Total distributions paid	(0.71)	(0.45)
ETF transaction fees per share	0.00(4)	—
Net asset value, end of period	$25.40	$25.33
Total return(5)	3.15%	3.13%
Supplemental Data and Ratios:
Net assets at end of Period (000’s)	$14,735	$12,665
Ratio of expenses to average net assets(6)	0.65%	0.65%
Ratio of net investment income to average net assets(6)	5.47%	5.80%
Portfolio turnover rate(5)(7)	22.94%	13.30%

(1)	The inception date for the Fund was April 8, 2024 and investment operations commenced April 9, 2024.
(2)	Net investment income per share has been calculated based on average shares outstanding during the period.
(3)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(4)	Amount represents less than $0.005 per share.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

66

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)
1. ORGANIZATION
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Performance Trust Funds (the “Funds”) are comprised of the Performance Trust Total Return Bond Fund (the “Total Return Bond Fund”), the Performance Trust Municipal Bond Fund (the “Municipal Bond Fund”), the Performance Trust Multisector Bond Fund (the “Multisector Bond Fund”) (collectively, the “Mutual Funds”), and the Performance Trust Short Term Bond ETF (the “Short Term Bond ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the Total Return Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital. The investment objective of the Multisector Bond Fund is to achieve long-term investment returns primarily by investing in a portfolio of income producing securities that may have the potential for capital appreciation. The investment objective of the Short Term Bond ETF is to seek total return from income and preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Institutional Class shares of the Total Return Bond Fund commenced investment operations on September 1, 2010. The Class A and Class C shares of the Total Return Bond Fund commenced investment operations on January 2, 2019. The Municipal Bond Fund commenced investment operations on June 30, 2011 and September 28, 2012 for the Institutional Class and Class A shares, respectively. The Institutional Class shares of the Multisector Bond Fund commenced investment operations on January 4, 2021. The Short Term Bond ETF commenced investment operations April 9, 2024. Effective January 2, 2019, the Retail Class shares of the Municipal Bond Fund were redesignated as Class A shares. Class A shares are subject to an initial maximum sales charge of 2.25% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Mutual Funds’ current prospectus. Class A shares are subject to a 0.25% Rule 12b-1 distribution and service fee. Class C shares are subject to a 1.00% Rule 12b-1 distribution and service fee. Each class of shares has identical rights and privileges except with respect to distribution fees and voting rights on matters affecting a single class of shares. Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management, LLC (DBA: PTAM) (the “Adviser”), the Funds’ investment adviser. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – Each equity security owned by a Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities, collateralized loan obligations and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing

67

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held, or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value, discussed below.
If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.
FASB Accounting Standards Codification, Fair Value Measurements and Disclosures Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –
Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2025:

Performance Trust Total Return Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$1,957,916,041	$—	$1,957,916,041
Corporate Bonds	—	1,603,884,669	—	1,603,884,669
Non-Agency Commercial Mortgage Backed Securities	—	1,411,335,223	—	1,411,335,223
U.S. Treasury Securities	—	1,111,749,599	—	1,111,749,599
Asset-Backed Securities	—	1,019,578,792	—	1,019,578,792
Collateralized Loan Obligations	—	954,877,947	—	954,877,947

68

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
Performance Trust Total Return Bond Fund (Continued)

	Level 1	Level 2	Level 3	Total
Agency Commercial Mortgage Backed Securities	$—	$490,542,604	$—	$490,542,604
Non-Agency Residential Mortgage Backed Securities	—	433,774,714	—	433,774,714
Agency Residential Mortgage-Backed Securities	—	140,169,895	—	140,169,895
Exchange Traded Funds…	1,016,400	—	—	1,016,400
Money Market Funds	18,999,604	—	—	18,999,604
Total Investments	$20,016,004	$9,123,829,484	$—	$9,143,845,488

Refer to the Schedule of Investments for further disaggregation of investment categories.
Performance Trust Municipal Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$647,446,949	$—	$647,446,949
Agency Commercial Mortgage Backed Securities	—	35,944,146	—	35,944,146
Non-Agency Commercial Mortgage Backed Securities	—	12,026,769	—	12,026,769
Corporate Bonds	—	2,937,018	—	2,937,018
Money Market Funds	38,500,296	—	—	38,500,296
Total Investments	$38,500,296	$698,354,882	$—	$736,855,178

Refer to the Schedule of Investments for further disaggregation of investment categories.
Performance Trust Multisector Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$83,264,535	$—	$83,264,535
Non-Agency Commercial Mortgage Backed Securities	—	42,990,034	—	42,990,034
Collateralized Loan Obligations	—	33,279,507	—	33,279,507
U.S. Treasury Securities	—	20,886,123	—	20,886,123
Municipal Bonds	—	18,720,428	—	18,720,428
Non-Agency Residential Mortgage Backed Securities	—	8,024,927	—	8,024,927
Asset-Backed Securities	—	7,379,286	—	7,379,286
Agency Commercial Mortgage Backed Securities	—	5,776,659	—	5,776,659
Money Market Funds	35,970,670	—	—	35,970,670
U.S. Treasury Bills	—	19,951,714	—	19,951,714
Total Investments	$35,970,670	$240,273,213	$—	$276,243,883

Refer to the Schedule of Investments for further disaggregation of investment categories

69

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
Performance Trust Short Term Bond ETF

	Level 1	Level 2	Level 3	Total
Investments:
Non-Agency Commercial Mortgage Backed Securities	$—	$3,631,009	$—	$3,631,009
Collateralized Loan Obligations	—	3,478,689	—	3,478,689
Asset-Backed Securities	—	2,454,959	—	2,454,959
Corporate Bonds	—	1,836,439	—	1,836,439
Agency Commercial Mortgage Backed Securities	—	1,463,869	—	1,463,869
U.S. Treasury Securities	—	1,245,577	—	1,245,577
Municipal Bonds	—	247,085	—	247,085
Non-Agency Residential Mortgage Backed Securities	—	236,119	—	236,119
Money Market Funds	270,865	—	—	270,865
Total Investments	$270,865	$14,593,746	$—	$14,864,611

Refer to the Schedule of Investments for further disaggregation of investment categories.
The Funds did not hold any Level 3 securities during the period ended February 28, 2025.
The Funds did not hold any financial derivative instruments during the period ended February 28, 2025.
B.
Short Positions – The Funds may sell a security they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short. As of February 28, 2025, the Funds did not have any open short positions and accordingly did not have securities or cash held as collateral.

C.
Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided. As of and during the period ended February 28, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statements of Operations. During the period ended February 28, 2025, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. taxing authorities for the tax periods prior to the year ended August 31, 2021.

D.
Distributions to Shareholders – The Funds will distribute any net investment income monthly. The Funds will distribute any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

70

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
E.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation – The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Total Return Bond Fund and the Municipal Bond Fund charged a 2.00% redemption fee on shares redeemed within sixty days of purchase through December 28, 2019. These fees were deducted from the redemption proceeds otherwise payable to the shareholder. Effective December 29, 2019, the Total Return Bond Fund and the Municipal Bond Fund eliminated the redemption fees.

G.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated by class based on relative net assets. Distribution and service (Rule 12b-1) fees are expensed at 0.25% of average daily net assets of the Class A shares of the Total Return Bond Fund and the Municipal Bond Fund and 0.75% of average daily net assets of the Class C shares of the Total Return Bond Fund. Shareholder servicing fees are expensed at 0.25% of average daily net assets of Class C shares of the Total Return Bond Fund. Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses of the Trust are typically allocated evenly between the funds of the Trust, or by other equitable means.

H.
Other – Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on an identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts, premiums and interest-only strips are accreted or amortized over the expected life of the respective securities using the constant yield method. Gains and losses on principal payments and short-falls of mortgage backed securities (paydown gains and losses) are included as an adjustment to interest income in the Statements of Operations.

3. FEDERAL TAX MATTERS
The tax character of distributions paid during the year/period ended August 31, 2024, and the year ended August 31, 2023 was as follows:
Performance Trust Total Return Bond Fund

	Year Ended August 31,
	2024	2023
Ordinary Income	$293,211,319	$207,265,830
Tax-Exempt Income	—	—
Long-Term Capital Gain	—	—
Return of Capital	—	—

Performance Trust Municipal Bond Fund

	Year Ended August 31,
	2024	2023
Ordinary Income	$2,924,724	$2,634,721
Tax-Exempt Income	22,540,224	19,670,077
Long-Term Capital Gain	—	—
Return of Capital	—	—

71

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
Performance Trust Multisector Bond Fund

	Year Ended August 31,
	2024	2023
Ordinary Income	$6,245,595	$ 5,020,968
Tax-Exempt Income	—	—
Long-Term Capital Gain	—	—
Return of Capital	—	—

Performance Trust Short Term Bond ETF

	Period Ended August 31,
	2024	2023
Ordinary Income	$202,825	N/A
Tax-Exempt Income	—	N/A
Long-Term Capital Gain	—	N/A
Return of Capital	—	N/A

As of August 31, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows:
Performance Trust Total Return Bond Fund

Cost basis of investments for federal income tax purposes	$8,246,125,301
Gross tax unrealized appreciation	$178,128,503
Gross tax unrealized depreciation	(400,185,306)
Net tax unrealized depreciation	(222,056,803)
Undistributed ordinary income	18,021,195
Undistributed long-term capital gain	—
Total distributable earnings	18,021,195
Other accumulated losses	(564,711,998)
Total accumulated loss	$(768,747,606)

Performance Trust Municipal Bond Fund

Cost basis of investments for federal income tax purposes	$727,371,165
Gross tax unrealized appreciation	$28,191,935
Gross tax unrealized depreciation	(7,783,233)
Net tax unrealized appreciation	20,408,702
Undistributed ordinary income	1,219,626
Undistributed long-term capital gain	—
Total distributable earnings	1,219,626
Other accumulated losses	(94,607,976)
Total accumulated loss	$(72,979,648)

72

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
Performance Trust Multisector Bond Fund

Cost basis of investments for federal income tax purposes	$131,566,452
Gross tax unrealized appreciation	$4,644,621
Gross tax unrealized depreciation	(1,762,469)
Net tax unrealized appreciation	2,882,152
Undistributed ordinary income	340,642
Undistributed long-term capital gain	—
Total distributable earnings	340,642
Other accumulated losses	(3,730,846)
Total accumulated loss	$(508,052)

Performance Trust Short Term Bond ETF

Cost basis of investments for federal income tax purposes	$12,748,013
Gross tax unrealized appreciation	$139,829
Gross tax unrealized depreciation	(18,955)
Net tax unrealized appreciation	120,874
Undistributed ordinary income	39,886
Undistributed long-term capital gain	—
Total distributable earnings	39,886
Other accumulated losses	(4,639)
Total accumulated gains	$156,121

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sale and amortization adjustments.
At August 31, 2024, the Funds had capital loss carryovers as follows:

	Short Term	Long Term
Total Return Bond Fund	$212,029,822	$352,682,156
Municipal Bond Fund	46,273,069	48,334,907
Multisector Bond Fund	1,246,008	2,484,838
Short Term Bond ETF	4,639	—

During fiscal year ended August 31, 2024 the Multisector Bond Fund utilized capital losses of $187,062.
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year/period ended August 31, 2024, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

	Total Distributable Earnings	Paid-in Capital
Total Return Bond Fund	$ —	$ —
Municipal Bond Fund	—	—
Multisector Bond Fund	—	—
Short Term Bond ETF	—	—

73

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
4. INVESTMENT ADVISER
The Trust has entered into an investment advisory agreement (the “Mutual Funds Agreement”) with the Adviser to furnish investment advisory services to the Mutual Funds. Under the terms of the Agreement, the Mutual Funds compensate the Adviser for its management services at the annual rate of 0.60% for the Total Return Bond Fund, 0.40% for the Municipal Bond Fund and 0.80% for the Multisector Bond Fund of the respective Fund’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse Fund expenses at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the total annual Fund operating expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by a Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest expense on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 0.95%, 0.55%, and 0.99% (the “Expense Limitation Cap”) of the average daily net assets of the Total Return Bond Fund, Municipal Bond Fund, and Multisector Bond Fund, respectively. The Expense Limitation Cap is in place at least through December 29, 2025 for each Fund. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recover amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or reimbursement; or (2) the Expense Limitation Cap in place at the time of recovery; provided, however, that the Adviser shall only be entitled to recover such amounts for a period of up to three years from the date such amount was waived or reimbursed.
The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	Total Return Bond Fund	Municipal Bond Fund	Multisector Bond Fund
August 31, 2025	$ —	$ —	$ 84,183
August 31, 2026	$—	$—	$81,663
August 31, 2027	$—	$—	$57,546
February 28, 2028	$—	$—	$—

In addition, the Trust, on behalf of the Short Term Bond ETF, has entered into an investment advisory agreement (the “ETF Agreement”) with the Adviser to furnish investment advisory services to the Short Term Bond ETF. Pursuant to the ETF Agreement, the Short Term Bond ETF pays a unitary management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.65% of the Short Term Bond ETF’s average daily net assets. The Adviser has agreed to pay all expenses of the Short Term Bond ETF except the unitary management fee paid to the Adviser under the ETF Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Short Term Bond ETF under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
5. DISTRIBUTION AGREEMENT
Foreside Fund Services, LLC (the “Distributor”) serves as the Mutual Funds’ distributor pursuant to a Distribution Agreement and the Short Term Bond ETF’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Short Term Bond ETF. With respect to the Short Term Bond ETF, the Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
6. DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) on behalf of the Total Return Bond Fund and the Municipal Bond Fund, which authorizes the Funds to pay a distribution fee of 0.25% of each Fund’s average daily net assets of Class A shares and 0.75% of the Total Return Bond Fund’s average daily net assets

74

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
for Class C shares, for services to prospective Fund shareholders and distribution of Fund shares, and 0.25% of the Total Return Bond Fund’s average daily net assets of Class C shares for shareholder servicing, as applicable. During the period ended February 28, 2025, the Funds accrued expenses pursuant to the 12b-1 Plan as follows:

	12b-1 Fees	Shareholder Servicing Fees
Total Return Bond Fund
Class A	$53,428	N/A
Class C	$200,347	$66,782
Municipal Bond Fund
Class A	$22,857	N/A

7. RELATED PARTY TRANSACTIONS
U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services (“Fund Services”)) acts as the Funds’ administrator and fund accountant under a Fund Administration Servicing Agreement and Fund Accounting Servicing Agreement, respectively. Fund Services performs various administrative and accounting services including: preparing various federal and state regulatory filings, reports and returns for the Funds; preparing reports and materials to be supplied to the Trustees; monitoring the activities of the Funds’ custodian, transfer agent and accountants; coordinating the preparation and payment of the Funds’ expenses; and reviewing the Funds’ expense accruals. Fund Services also serves as the transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of Fund Services, serves as each Fund’s custodian. The Trust’s Chief Compliance Officer is also an employee of Fund Services. Under the terms of the ETF Agreement, the Adviser pays the Short Term Bond ETF’s administrative, custody, transfer agency, accounting and Chief Compliance Officer fees. Fees incurred by the Mutual Funds for the period ended February 28, 2025, and owed as of February 28, 2025:

Administration and Accounting	Incurred	Owed
Total Return Bond Fund	$1,505,334	$682,061
Municipal Bond Fund	147,475	63,469
Multisector Bond Fund	48,211	24,326

Transfer Agency	Incurred	Owed
Total Return Bond Fund	$547,844(1)	$278,402(1)
Municipal Bond Fund	50,846	37,627
Multisector Bond Fund	12,489	7,695

(1)	This amount does not include sub-transfer agency fees.

Custody	Incurred	Owed
Total Return Bond Fund	$189,062	$90,084
Municipal Bond Fund	17,157	6,931
Multisector Bond Fund	3,969	1,624

Chief Compliance Officer	Incurred	Owed
Total Return Bond Fund	$6,147	$(3,296)
Municipal Bond Fund	6,147	(3,296)
Multisector Bond Fund	6,147	(3,296)

The Mutual Funds each have a line of credit with US Bank (see Note 13).
Certain officers of the Funds are also employees of Fund Services. During the period ended February 28, 2025, a Trustee of the Trust was affiliated with Fund Services and US Bank.

75

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
8. TRANSACTIONS WITH AFFILIATES
The following is a summary of transactions during the period ended February 28, 2025 in which the issuer was an affiliate of the Total Return Bond Fund as defined in Section (2)(a)(3) of the 1940 Act.

Security Name	Share Balance 2/28/25	Fair Value at 9/1/2024	Purchases	Sales	Realized Gain (Loss)(1)	Change in Unrealized Appreciation	Fair Value at 2/28/25	Dividend income(1)
Performance Trust Short Term Bond ETF	40,000	$1,014,200	$ —	$ —	$ —	$2,200	$1,016,400	$27,741

(1)	Dividend income and realized gain amounts are reported for the period in which the security was deemed an affiliate.
The Total Return Bond Fund is not paying the advisory fees attributable to its investment in shares of the Short Term Bond ETF as the Adviser is paid an advisory fee from the Short Term Bond ETF.
9. CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Funds were as follows:
Total Return Bond Fund – Institutional Class

	Period Ended February 28, 2025	Year Ended August 31, 2024
Shares sold	109,196,275	183,406,541
Shares issued to holders in reinvestment of distributions	8,544,635	13,008,865
Shares redeemed	(60,090,502)	(97,636,980)
Net increase	57,650,408	98,778,426

Total Return Bond Fund – Class A

	Period Ended February 28, 2025	Year Ended August 31, 2024
Shares sold	788,140	1,013,823
Shares issued to holders in reinvestment of distributions	41,283	65,410
Shares redeemed	(311,463)	(692,395)
Net increase	517,960	386,838

Total Return Bond Fund – Class C

	Period Ended February 28, 2025	Year Ended August 31, 2024
Shares sold	591,968	929,405
Shares issued to holders in reinvestment of distributions	43,529	82,114
Shares redeemed	(344,720)	(636,173)
Net increase	290,777	375,346

76

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
Municipal Bond Fund – Institutional Class

	Period Ended February 28, 2025	Year Ended August 31, 2024
Shares sold	5,783,848	14,756,272
Shares issued to holders in reinvestment of distributions	516,724	951,165
Shares redeemed	(5,826,382)	(11,865,084)
Net increase	474,190	3,842,353

Municipal Bond Fund – Class A

	Period Ended February 28, 2025	Year Ended August 31, 2024
Shares sold	86,925	768,198
Shares issued to holders in reinvestment of distributions	11,712	45,732
Shares redeemed	(195,545)	(1,521,594)
Net decrease	(96,908)	(707,664)

Multisector Bond Fund – Institutional Class

	Period Ended February 28, 2025	Year Ended August 31, 2024
Shares sold	13,666,661	5,806,759
Shares issued to holders in reinvestment of distributions	464,487	706,606
Shares redeemed	(1,530,489)	(2,031,483)
Net increase	12,600,659	4,481,882

Short Term Bond ETF

	Period Ended February 28, 2025	Period Ended August 31, 2024
Shares sold	80,000	500,000
Shares issued to holders in reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase	80,000	500,000

10. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Short Term Bond ETF are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). The Short Term Bond ETF issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in-kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Short Term Bond ETF will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.
Only “Authorized Participants” may purchase or redeem shares directly from the Short Term Bond ETF. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous

77

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Short Term Bond ETF. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for the Short Term Bond ETF is $500. An additional variable fee of up to a maximum of 3% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial purchase of Creation Units. The Short Term Bond ETF may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Short Term Bond ETF and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Short Term Bond ETF will be issued to such authorized participant notwithstanding the fact that the Short Term Bond ETF’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Short Term Bond ETF or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Short Term Bond ETF for losses, if any.
11. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, by the Funds during the period ended February 28, 2025, are summarized below.

	Total Return Bond Fund	Municipal Bond Fund	Multisector Bond Fund	Short Term Bond ETF
Purchases
U.S Government	$398,278,653	$—	$ 14,174,068	$719,693
Other	2,211,073,742	162,579,253	87,730,078	5,647,174
Sales
U.S Government	$352,326,356	$—	$1,822,581	$201,969
Other	766,900,296	169,911,666	9,266,339	2,725,435

12. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At February 28, 2025, Morgan Stanley Smith Barney, LLC for the benefit of its customers, held 55.10% of the Total Return Bond Fund’s outstanding Class A shares. At February 28, 2025, Morgan Stanley Smith Barney, LLC and Raymond James, for the benefit of its customers, held 54.50% and 26.30%, respectively, of the Total Return Bond Fund’s outstanding Class C shares. At February 28, 2025, Charles Schwab & Company, Inc., for the benefit of its customers, held 29.70% of the Total Return Bond Fund’s outstanding Institutional Class shares. At February 28, 2025, Charles Schwab & Company, Inc., and Raymond James, for the benefit of its customers, held 33.42% and 27.50%, respectively, of the Municipal Bond Fund’s outstanding Class A shares. At February 28, 2025, Charles Schwab & Company, Inc., for the benefit of its customers, held 26.67% of the Municipal Bond Fund’s outstanding Institutional Class shares. At February 28, 2025, Charles Schwab & Company, Inc., for the benefit of its customers, held 39.78% of the Multisector Bond Fund’s outstanding Institutional Class shares.

78

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
13. LINE OF CREDIT
At February 28, 2025, the Total Return Bond Fund, Municipal Bond Fund and Multisector Bond Fund each had an unsecured line of credit which matures on August 2, 2025 with a maximum borrowing equal to the lesser of $250,000,000, $35,000,000 and $11,000,000, respectively, or 20%, 33.33% and 20% respectively, of gross market value of unencumbered assets of each Fund. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, US Bank. Interest was scheduled to be incurred at the bank’s prime rate (7.50% as of February 28, 2025). The Funds did not utilize their lines of credit during the period ended February 28, 2025. The Funds did not have any outstanding balances on the lines of credit at February 28, 2025.
14. PRINCIPAL RISKS OF THE FUNDS
As with all investment companies, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to its principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective as applicable. A description of the principal risks of each Fund is included in the applicable prospectus under the heading “Principal Risks”.
15. RECENT MARKET EVENTS
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of a Fund.
16. SUBSEQUENT EVENTS
On January 16, 2025, the Board of Trustees of the Trust approved a change in the distributor for the Funds. Effective March 31, 2025, the Funds’ distributor changed from Foreside Fund Services, LLC to ALPS Distributors, Inc.
On March 12, 2025, the Funds declared and paid distributions from ordinary income to shareholders of record as of March 13, 2025, as follows:

Ordinary Income
Short Term Bond ETF	$57,871

On March 14, 2025, the Funds declared and paid distributions from ordinary income to shareholders of record as of March 13, 2025, as follows:

Ordinary Income
Total Return Bond Fund
Institutional Class	$32,159,655
Class A	162,688
Class C	159,881
Municipal Bond Fund
Institutional Class	$2,221,089
Class A	51,800
Multisector Bond Fund
Institutional Class	$998,917

79

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
On April 14, 2025, the Funds declared and paid distributions from ordinary income to shareholders of record as of April 15, 2025, as follows:

Ordinary Income
Short Term Bond ETF	$73,706

On April 16, 2025, the Funds declared and paid distributions from ordinary income to shareholders of record as of April 15, 2025, as follows:

Ordinary Income
Total Return Bond Fund
Institutional Class	$35,379,556
Class A	$170,056
Class C	$170,410
Municipal Bond Fund
Institutional Class	$2,325,503
Class A	$55,230
Multisector Bond Fund
Institutional Class	$1,334,867

The Funds have evaluated events and transactions that have occurred subsequent to February 28, 2025, through the date the financial statements were issued and determined there were no other subsequent events that would require disclosure in the financial statements.
17. NEW ACCOUNTING PRONOUCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financials highlights.

80

PERFORMANCE TRUST FUNDS
ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure for Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See Item 7(a) for compensation information related to the Performance Trust mutual funds. For the Performance Trust Short Term Bond ETF, all fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.
Tax Information
For the year ended August 31, 2024, taxable ordinary income distributions are designed as short-term capital gain distributions under Section 871(k)(2)(c) of the Code for the Funds as follows:

Total Return Bond Fund	0.00%
Municipal Bond Fund	0.00%
Multisector Bond Fund	0.00%
Short Term Bond ETF	0.00%

81

Investment Adviser
PT Asset Management, LLC
500 West Madison, Suite 470
Chicago, IL 60661
888.282.3220
www.PTAM.com
Fund Administrator, Transfer Agent,
and Fund Accountant
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Custodian
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202
Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
The Performance Trust Funds are distributed by ALPS Distributors, Inc.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosure for Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	April 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	April 29, 2025

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date	April 29, 2025

* Print the name and title of each signing officer under his or her signature.